UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number           811-22487

                               DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

                          New York, New York 10154

(Address of principal executive offices) (Zip code)

Freddi Klassen

DBX ETF Trust

345 Park Avenue

                          New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 250-4352

Date of fiscal year end:  August 31

Date of reporting period:  February 28, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

February 28, 2017

Semi-Annual Report

DBX ETF Trust

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (DEUS)

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (DESC)

DBX ETF Trust

To our shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for our four comprehensive factor equity ETFs for the period ended February 28, 2017.

The global economy paced itself toward steady growth, as continued positive macroeconomic data supported the reflation themes of higher anticipated economic growth and inflation that we began to see following Donald Trump’s election. The US, Eurozone, and Japan painted an upbeat economic picture despite political uncertainty. Optimism about the US economy rose, as expectations of an expansionary fiscal policy strengthened following President Donald Trump’s election. However, investor worries mounted over the impending elections in Europe and the future path of the UK’s exit (“Brexit”) from the European Union (EU). Also encouragingly, emerging markets showed signs of a rebound, underpinned by stabilizing commodity prices.

US equity indices reached all time highs on the back of a positive earnings season and optimism over President Trump’s proposed policies on tax reforms and deregulation. Markets, in general, focused on potential stimulus to the economy while choosing to ignore the risks stemming from protectionist trade policies. The Federal Reserve Board (FRB) continued with its moderate tightening policy owing to a strengthening economy and improving employment levels and payroll data.

European equities advanced on strong manufacturing data and encouraging forward-looking indicators. The European Central Bank (ECB) continued to support the recovery in the Eurozone, extending stimulus until the end of 2017. On the other hand, markets remained cautious about the upcoming elections in the Netherlands, Germany, and France. In the UK, equities were cushioned by a weak GBP despite mixed data and developments concerning Brexit.

Japanese equity markets gained ground amid a backdrop of growing industrial output and strong external demand. The story in emerging market equities was no different, as they continued to benefit from the rebound in energy prices, prompting substantial inflows of capital, which boosted local business confidence. Meanwhile, China showed signs of a rally, with policymakers assuring the implementation of “supply-side” economics to transform the economy.

Divergent monetary policies will continue to be a theme in 2017, as central banks in developed markets are likely to scale back stimulus policies at different rates while the FRB has already started a tightening cycle while emerging markets continue their economic reforms. Despite the relatively calm nature of the markets recently, occasional spurs of volatility will continue to test market resiliency.

In such volatile markets, diversifying factors may be a better positioning than pursuing a single-factor approach. However, whether markets remain relatively calm, or we do in fact witness some episodic volatility, our view is that retaining a diversified factor approach is right. It takes advantage of the relatively uncorrelated nature of their excess returns, and mitigates the need to try and time a particular market cycle.

Our team appreciates your trust and looks forward to continue serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex US Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-cap equity securities from developed markets (except the United States). The Underlying Index consists of issuers from the following 23 developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland and the United Kingdom. It is not possible to invest directly into an index.

Ten Largest Equity Holdings
as of 2/28/17 (7.6% of Net Assets)

Description	% of Net Assets
Dexus Property Group (Australia)	0.9%
Link REIT (Hong Kong)	0.9%
Daito Trust Construction Co. Ltd. (Japan)	0.8%
Mirvac Group (Australia)	0.8%
3i Group PLC (United Kingdom)	0.8%
Johnson Matthey PLC (United Kingdom)	0.7%
Skanska AB (Sweden)	0.7%
Goodman Group (Australia)	0.7%
Segro PLC (United Kingdom)	0.7%
Fletcher Building Ltd. (New Zealand)	0.6%

Country Diversification* as of 2/28/17

Japan	19.8%
United Kingdom	13.9%
Australia	12.2%
Canada	8.1%
France	5.3%
Sweden	5.2%
Hong Kong	4.6%
Switzerland	4.5%
Germany	4.3%
South Korea	4.1%
Singapore	3.3%
Finland	2.3%
New Zealand	2.2%
Other	10.2%

Total	100.0%

Sector Diversification* as of 2/28/17

Industrials	21.1%
Real Estate	13.5%
Consumer Discretionary	13.2%
Materials	12.1%
Consumer Staples	10.2%
Financials	9.4%
Utilities	5.7%
Health Care	4.8%
Information Technology	4.6%
Telecommunication Services	3.1%
Energy	2.3%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 7.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Emerging Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in emerging market countries selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Emerging Index, which is comprised of large- and mid-cap equity securities from emerging markets. It is not possible to invest directly into an index.

Ten Largest Equity Holdings
as of 2/28/17 (10.6% of Net Assets)

Description	% of Net Assets
Bidvest Group Ltd. (South Africa)	2.3%
Lite-On Technology Corp. (Taiwan)	1.2%
SPAR Group Ltd. (South Africa)	1.2%
Itausa — Investimentos Itau SA (Brazil)	1.0%
Guangzhou Automobile Group Co. Ltd. (China)	0.9%
Equatorial Energia SA (Brazil)	0.9%
LUKOIL PJSC (Russia)	0.8%
Hyprop Investments Ltd. (South Africa)	0.8%
Inventec Corp. (Taiwan)	0.8%
United Microelectronics Corp. (Taiwan)	0.7%

Country Diversification* as of 2/28/17

Taiwan	17.4%
South Africa	17.3%
China	13.1%
Brazil	10.9%
Mexico	6.3%
Malaysia	4.7%
Russia	4.7%
Hong Kong	4.6%
Chile	3.8%
Thailand	3.8%
Indonesia	2.3%
Turkey	2.1%
Other	9.0%

Total	100.0%

Sector Diversification* as of 2/28/17

Industrials	15.4%
Consumer Staples	12.6%
Financials	12.2%
Materials	10.8%
Information Technology	10.5%
Consumer Discretionary	9.8%
Utilities	8.5%
Real Estate	7.4%
Energy	7.3%
Telecommunication Services	3.9%
Health Care	1.6%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 17.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (DEUS)

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style factors of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Ten Largest Equity Holdings
as of 2/28/17 (6.0% of Net Assets)

Description	% of Net Assets
Symantec Corp.	0.9%
Sysco Corp.	0.9%
Genuine Parts Co.	0.6%
Archer-Daniels-Midland Co.	0.6%
Huntington Ingalls Industries, Inc.	0.5%
Yum! Brands, Inc.	0.5%
HP, Inc.	0.5%
Edison International	0.5%
Darden Restaurants, Inc.	0.5%
Marsh & McLennan Cos., Inc.	0.5%

Sector Diversification* as of 2/28/17

Industrials	18.0%
Consumer Discretionary	17.2%
Financials	15.6%
Information Technology	13.2%
Utilities	9.3%
Health Care	7.2%
Materials	7.0%
Consumer Staples	6.7%
Real Estate	4.2%
Energy	0.9%
Telecommunication Services	0.7%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 26.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (DESC)

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 2000 Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 2000 Index, which is comprised of small-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Ten Largest Equity Holdings
as of 2/28/17 (3.1% of Net Assets)

Description	% of Net Assets
MYR Group, Inc.	0.4%
Bob Evans Farms, Inc.	0.3%
Koppers Holdings, Inc.	0.3%
Piper Jaffray Cos.	0.3%
Innophos Holdings, Inc.	0.3%
Viad Corp.	0.3%
Hub Group, Inc.	0.3%
Children’s Place, Inc.	0.3%
Federal Agricultural Mortgage Corp.	0.3%
Insperity, Inc.	0.3%

Sector Diversification* as of 2/28/17

Financials	31.0%
Industrials	19.2%
Consumer Discretionary	15.3%
Information Technology	9.1%
Real Estate	7.4%
Health Care	5.0%
Materials	4.6%
Consumer Staples	3.0%
Utilities	2.7%
Energy	1.4%
Telecommunication Services	1.3%

Total	100.0%

* As a percent of total investments excluding exchange traded fund and securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 35.

5

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF
Actual	$1,000.00	$1,020.20	0.35%	$1.75
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF
Actual	$1,000.00	$1,052.20	0.50%	$2.54
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF
Actual	$1,000.00	$1,088.20	0.25%	$1.29
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25
Deutsche X-trackers Russell 2000 Comprehensive Factor ETF
Actual	$1,000.00	$1,137.70	0.30%	$1.59
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.30%	$1.51

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

6

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.5%
Australia — 12.2%
Adelaide Brighton Ltd.	2,151	$8,881
AGL Energy Ltd.	609	11,294
Alumina Ltd. (a)	538	763
Amcor Ltd.	1,086	11,731
AMP Ltd.	291	1,092
Ansell Ltd.	541	8,855
Aristocrat Leisure Ltd.	251	3,203
ASX Ltd.	289	11,383
Aurizon Holdings Ltd.	1,042	4,102
AusNet Services	4,494	5,597
Australia & New Zealand Banking Group Ltd.	70	1,663
Bank of Queensland Ltd.	149	1,357
Bendigo & Adelaide Bank Ltd.	152	1,428
BHP Billiton Ltd.	20	384
BlueScope Steel Ltd.	79	742
Boral Ltd.	3,791	17,080
Brambles Ltd.	1,700	12,169
Caltex Australia Ltd.	863	18,671
Challenger Ltd.	501	4,407
CIMIC Group Ltd.	172	4,991
Coca-Cola Amatil Ltd.	12	95
Cochlear Ltd.	100	10,037
Commonwealth Bank of Australia	4	253
Computershare Ltd.	469	4,872
Crown Resorts Ltd.	721	7,018
CSL Ltd.	92	8,337
CSR Ltd.	3,168	10,181
Dexus Property Group REIT	6,511	47,256
Domino’s Pizza Enterprises Ltd. (a)	8	343
Downer EDI Ltd.	1,558	8,421
DUET Group (b)	2,394	5,062
DuluxGroup Ltd.	1,167	5,509
Flight Centre Travel Group Ltd.	96	2,129
Goodman Group REIT	6,140	35,642
GPT Group REIT	6,628	25,123
Harvey Norman Holdings Ltd.	1,643	6,506
Healthscope Ltd.	1,900	3,287
Iluka Resources Ltd.	565	2,945
Incitec Pivot Ltd.	994	2,805
Insurance Australia Group Ltd.	684	3,155
IOOF Holdings Ltd. (a)	454	3,019
LendLease Group (b)	1,079	12,635
Macquarie Atlas Roads Group (b)	772	2,908
Macquarie Group Ltd.	43	2,865
Magellan Financial Group Ltd.	119	2,089
Medibank Pvt Ltd.	9,055	19,633
Metcash Ltd.*	5,878	9,762
Mirvac Group REIT	24,941	41,228
Newcrest Mining Ltd.	76	1,294
Nufarm Ltd.	235	1,599
Oil Search Ltd.	319	1,712
Origin Energy Ltd.*	224	1,130
Orora Ltd.	5,189	11,849
OZ Minerals Ltd.	299	2,138
Perpetual Ltd.	160	6,367

	Number of Shares	Value
Australia (Continued)
Platinum Asset Management Ltd.	370	$1,479
Qantas Airways Ltd.	900	2,595
QBE Insurance Group Ltd.	83	786
Ramsay Health Care Ltd.	107	5,741
REA Group Ltd.	92	3,999
Scentre Group REIT	8,193	27,464
SEEK Ltd.	680	8,203
Seven West Media Ltd.	474	250
Shopping Centres Australasia Property Group REIT	5,136	8,806
Sonic Healthcare Ltd.	610	10,093
Star Entertainment Group Ltd.	1,353	5,076
Stockland REIT	5,850	21,229
Suncorp Group Ltd.	115	1,173
Sydney Airport (b)	454	2,115
Tabcorp Holdings Ltd.	1,908	6,249
Tatts Group Ltd.	1,873	5,847
Telstra Corp. Ltd.	593	2,198
TPG Telecom Ltd. (a)	274	1,314
Transurban Group (b)	291	2,468
Vicinity Centres REIT	6,161	13,690
Wesfarmers Ltd.	271	8,901
Westfield Corp. REIT	3,878	26,238
Westpac Banking Corp.	31	803
Woodside Petroleum Ltd.	153	3,687
Woolworths Ltd.	332	6,575
WorleyParsons Ltd.*	87	712

		616,688

Austria — 0.2%
ANDRITZ AG	87	4,558
OMV AG	47	1,801
Telekom Austria AG*	308	1,987
voestalpine AG	72	3,039

		11,385

Belgium — 1.2%
Ackermans & van Haaren NV	15	2,080
Ageas	16	609
bpost SA	427	10,640
Colruyt SA	203	9,549
Groupe Bruxelles Lambert SA	120	10,202
Proximus SADP	147	4,335
Sofina SA	48	6,529
Solvay SA	9	1,052
Telenet Group Holding NV*	19	1,077
Umicore SA	304	16,060

		62,133

Canada — 8.1%
Agrium, Inc.	87	8,411
Alimentation Couche-Tard, Inc., Class B	156	6,956
ARC Resources Ltd.	89	1,330
Bank of Montreal	187	14,231
Bank of Nova Scotia	131	7,620
BCE, Inc.	84	3,675
Brookfield Asset Management, Inc., Class A	228	8,235

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Canada (Continued)
Cameco Corp.	36	$400
Canadian Imperial Bank of Commerce	179	15,760
Canadian National Railway Co.	103	7,183
Canadian Natural Resources Ltd.	27	776
Canadian Pacific Railway Ltd.	28	4,132
Canadian Tire Corp. Ltd., Class A	223	25,643
Canadian Utilities Ltd., Class A	324	8,743
Cenovus Energy, Inc.	76	964
CGI Group, Inc., Class A*	224	10,327
CI Financial Corp.	446	9,119
Constellation Software, Inc.	6	2,825
Enbridge, Inc.	56	2,364
Fairfax Financial Holdings Ltd.	16	7,224
Fortis, Inc.	740	23,539
Franco-Nevada Corp.	50	3,232
George Weston Ltd.	132	11,093
Great-West Lifeco, Inc.	104	2,846
IGM Financial, Inc.	304	9,344
Imperial Oil Ltd.	15	470
Intact Financial Corp.	187	13,294
Inter Pipeline Ltd.	382	8,033
Loblaw Cos. Ltd.	119	6,223
Magna International, Inc.	196	8,404
Manulife Financial Corp.	259	4,640
Metro, Inc.	966	28,248
National Bank of Canada	235	10,057
Pembina Pipeline Corp.	151	4,893
Power Corp. of Canada	521	12,155
Power Financial Corp.	160	4,162
Restaurant Brands International, Inc.	256	14,006
RioCan Real Estate Investment Trust REIT	645	12,993
Rogers Communications, Inc., Class B	399	16,798
Royal Bank of Canada	39	2,841
Saputo, Inc.	427	14,705
Shaw Communications, Inc., Class B	615	12,834
SNC-Lavalin Group, Inc.	60	2,450
Sun Life Financial, Inc.	299	10,881
Suncor Energy, Inc.	60	1,873
TELUS Corp.	156	5,091
Toronto-Dominion Bank	115	5,944
Tourmaline Oil Corp.*	59	1,310
TransCanada Corp.	83	3,826
Waste Connections, Inc.	76	6,642

		408,745

China — 0.2%
AAC Technologies Holdings, Inc.	255	2,686
China Mengniu Dairy Co. Ltd.	924	1,821
Minth Group Ltd.	200	636
Uni-President China Holdings Ltd.	781	533
Want Want China Holdings Ltd.	1,541	993
Yangzijiang Shipbuilding Holdings Ltd.	2,300	1,521

		8,190

Denmark — 1.2%
Carlsberg A/S, Class B	55	4,847
Chr Hansen Holding A/S	92	5,508

	Number of Shares	Value
Denmark (Continued)
Coloplast A/S, Class B	43	$3,041
Danske Bank A/S	35	1,172
DSV A/S	228	11,258
ISS A/S	493	19,269
Jyske Bank A/S	12	620
Novo Nordisk A/S, Class B	20	712
Novozymes A/S, Class B	128	4,939
Pandora A/S	15	1,715
TDC A/S*	442	2,386
Tryg A/S	106	1,978
Vestas Wind Systems A/S	7	521
William Demant Holding A/S*	132	2,712

		60,678

Finland — 2.2%
Elisa OYJ	371	12,406
Fortum OYJ (a)	768	11,825
Huhtamaki OYJ	192	6,947
Kesko OYJ, Class B	260	11,966
Kone OYJ, Class B (a)	260	11,675
Metso OYJ	315	9,335
Neste OYJ	35	1,223
Nokian Renkaat OYJ	151	5,958
Orion OYJ, Class B	156	7,715
Sampo OYJ, Class A	71	3,245
Stora Enso OYJ, Class R	675	7,273
UPM-Kymmene OYJ	788	18,781
Wartsila OYJ Abp (a)	92	4,744

		113,093

France — 5.3%
Accor SA	24	950
Aeroports de Paris	28	3,184
Air Liquide SA	27	2,923
Airbus SE	32	2,357
Alstom SA*	39	1,062
Amundi SA, 144A	15	872
Arkema SA	63	6,125
Atos SE	72	8,531
BioMerieux	19	2,929
Bollore SA	156	606
Bouygues SA	116	4,483
Bureau Veritas SA	167	3,196
Capgemini SA	15	1,286
Carrefour SA	116	2,778
Casino Guichard Perrachon SA	80	4,243
Christian Dior SE	23	4,885
Cie de Saint-Gobain	75	3,605
Cie Generale des Etablissements Michelin	203	22,876
Cie Plastic Omnium SA	35	1,186
CNP Assurances	23	427
Danone SA	39	2,593
Dassault Systemes	47	3,807
Edenred	263	5,969
Eiffage SA	56	4,012
Engie SA	100	1,226
Essilor International SA	24	2,758

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
France (Continued)
Euler Hermes Group	24	$2,123
Eurazeo SA	15	929
Faurecia	8	353
Fonciere Des Regions REIT	6	495
Gecina SA REIT	156	19,908
Groupe Eurotunnel SE	56	524
Hermes International	3	1,313
Iliad SA	4	831
Imerys SA	12	972
Ingenico Group SA	1	90
Ipsen SA	36	3,208
JCDecaux SA	47	1,506
Kering	11	2,685
Lagardere SCA	107	2,699
Legrand SA	127	7,182
L’Oreal SA	7	1,306
LVMH Moet Hennessy Louis Vuitton SE	7	1,409
Orange SA	267	4,047
Orpea	24	2,090
Publicis Groupe SA	156	10,548
Remy Cointreau SA	16	1,426
Renault SA	4	356
Rexel SA	243	3,942
Safran SA	23	1,641
Sanofi	1	86
Sartorius Stedim Biotech	20	1,279
Schneider Electric SE	48	3,259
SCOR SE	75	2,717
SEB SA	35	4,625
Societe BIC SA	43	5,334
Sodexo SA	97	10,673
Suez	287	4,317
Teleperformance	119	13,214
Thales SA	131	12,946
TOTAL SA	1	50
Unibail-Rodamco SE REIT	34	7,780
Valeo SA	235	14,486
Veolia Environnement SA	287	4,712
Vinci SA	87	6,287
Vivendi SA	176	3,115

		265,332

Germany — 4.1%
adidas AG	39	6,564
Allianz SE	7	1,221
Axel Springer SE	19	997
BASF SE	48	4,483
Bayer AG	1	110
Brenntag AG	80	4,601
Continental AG	11	2,238
Covestro AG, 144A	31	2,341
Deutsche Boerse AG	9	767
Deutsche Lufthansa AG	268	3,938
Deutsche Post AG	342	11,765
Deutsche Telekom AG	103	1,785
Deutsche Wohnen AG	593	20,432
E.ON SE	1,724	13,421

	Number of Shares	Value
Germany (Continued)
Evonik Industries AG	191	$6,152
Fielmann AG	39	2,898
Fraport AG Frankfurt Airport Services Worldwide	39	2,450
Fresenius Medical Care AG & Co. KGaA	31	2,587
Fresenius SE & Co. KGaA	63	5,022
FUCHS PETROLUB SE	44	1,873
GEA Group AG	135	5,270
Hannover Rueck SE	31	3,511
HeidelbergCement AG	36	3,374
Hella KGaA Hueck & Co.	48	1,903
Henkel AG & Co. KGaA	15	1,622
HOCHTIEF AG	56	8,569
HUGO BOSS AG	12	829
Infineon Technologies AG	131	2,339
KION Group AG	95	5,558
LANXESS AG	72	4,904
LEG Immobilien AG*	15	1,240
Linde AG	28	4,563
MAN SE	20	2,059
Merck KGaA	19	2,083
METRO AG	75	2,332
MTU Aero Engines AG	88	11,202
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15	2,843
OSRAM Licht AG	56	3,338
ProSiebenSat.1 Media SE	84	3,379
Rational AG	4	1,837
RWE AG*	513	7,334
SAP SE	8	748
Siemens AG	23	3,001
Suedzucker AG	52	1,332
Symrise AG	88	5,490
Talanx AG	8	287
thyssenkrupp AG	197	4,939
TUI AG	252	3,569
Uniper SE*	168	2,392
United Internet AG	56	2,314
Vonovia SE	124	4,334
Wacker Chemie AG	11	1,237
Wirecard AG (a)	48	2,223

		207,600

Hong Kong — 4.6%
AIA Group Ltd.	120	758
ASM Pacific Technology Ltd.	68	846
Bank of East Asia Ltd.	509	2,105
BOC Hong Kong Holdings Ltd.	188	744
Cafe de Coral Holdings Ltd.	1,066	3,543
Cathay Pacific Airways Ltd.	769	1,129
Champion REIT	9,874	5,673
Cheung Kong Infrastructure Holdings Ltd.	187	1,541
Cheung Kong Property Holdings Ltd.	243	1,653
China Travel International Investment Hong Kong Ltd.	1,570	465
Chow Tai Fook Jewellery Group Ltd.	1,374	1,253
CK Hutchison Holdings Ltd.	192	2,372

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
CLP Holdings Ltd.	1,091	$11,096
Dah Sing Financial Holdings Ltd.	63	464
First Pacific Co. Ltd.	4,507	3,309
Great Eagle Holdings Ltd.	454	2,152
Hang Lung Group Ltd.	383	1,591
Hang Lung Properties Ltd.	506	1,278
Hang Seng Bank Ltd.	39	800
Henderson Land Development Co. Ltd.	680	3,951
Hong Kong & China Gas Co. Ltd.	753	1,449
Hong Kong Exchanges & Clearing Ltd.	32	794
Hongkong Land Holdings Ltd.	1,100	7,513
Hopewell Highway Infrastructure Ltd.	4,213	2,220
Hopewell Holdings Ltd.	2,728	9,963
Hutchison Telecommunications Hong Kong Holdings Ltd.	4,388	1,374
Hysan Development Co. Ltd.	1,158	5,400
Johnson Electric Holdings Ltd.	303	869
Kerry Logistics Network Ltd.	1,393	1,838
Kerry Properties Ltd.	1,609	4,933
Kowloon Development Co. Ltd.	240	247
Li & Fung Ltd.	2,965	1,322
Lifestyle International Holdings Ltd.	2,063	2,690
Link REIT	6,380	44,013
MTR Corp. Ltd.	471	2,491
New World Development Co. Ltd.	8,568	11,214
NWS Holdings Ltd.	4,785	8,716
PCCW Ltd.	17,952	10,939
Power Assets Holdings Ltd.	749	6,721
Sa Sa International Holdings Ltd.	991	405
Shangri-La Asia Ltd.	2,351	2,992
Sino Land Co. Ltd.	5,922	10,314
SJM Holdings Ltd.	369	303
Sun Art Retail Group Ltd.	2,613	2,518
Sun Hung Kai Properties Ltd.	252	3,685
Swire Pacific Ltd., Class A	562	5,778
Swire Properties Ltd.	748	2,250
Techtronic Industries Co. Ltd.	625	2,238
Television Broadcasts Ltd.	553	2,419
Texwinca Holdings Ltd.	1,514	995
VTech Holdings Ltd.	406	4,582
WH Group Ltd., 144A	2,362	1,847
Wharf Holdings Ltd.	566	4,488
Wheelock & Co. Ltd.	801	5,206
Xinyi Glass Holdings Ltd.*	588	533
Yue Yuen Industrial Holdings Ltd.	2,804	10,439

		232,421

Ireland — 0.8%
DCC PLC	100	8,543
Glanbia PLC	108	2,121
James Hardie Industries PLC CDI	638	9,565
Kerry Group PLC, Class A	63	4,853
Paddy Power Betfair PLC	63	6,919
Ryanair Holdings PLC*	95	1,443
Smurfit Kappa Group PLC	171	4,562

		38,006

	Number of Shares	Value
Israel — 1.4%
Airport City Ltd.*	119	$1,450
Alony Hetz Properties & Investments Ltd.	423	3,823
Amot Investments Ltd.	649	3,008
Azrieli Group Ltd.	44	2,189
Bank Hapoalim BM	35	216
Bank Leumi Le-Israel BM*	219	960
Bezeq The Israeli Telecommunication Corp. Ltd.	5,610	10,017
Delek Automotive Systems Ltd.	112	1,088
Delek Energy Systems Ltd.*	3	1,776
Elbit Systems Ltd.	148	17,502
First International Bank of Israel Ltd.	16	251
Frutarom Industries Ltd.	43	2,440
Israel Chemicals Ltd.	68	289
Israel Discount Bank Ltd., Class A*	597	1,322
Melisron Ltd.	48	2,391
Mizrahi Tefahot Bank Ltd.	404	6,748
Nice Ltd.	147	10,212
Oil Refineries Ltd.	936	376
Paz Oil Co. Ltd.	16	2,588
Shikun & Binui Ltd.	260	591
Teva Pharmaceutical Industries Ltd.	42	1,479

		70,716

Italy — 0.7%
Atlantia SpA	65	1,527
Davide Campari-Milano SpA	151	1,532
Enel SpA	891	3,836
Ferrari NV	64	4,182
Luxottica Group SpA	16	846
Parmalat SpA	979	3,067
Poste Italiane SpA, 144A	59	380
Prysmian SpA	296	7,552
Recordati SpA	123	3,917
Salvatore Ferragamo SpA	12	344
Snam SpA	892	3,564
Terna Rete Elettrica Nazionale SpA	832	3,865

		34,612

Japan — 19.8%
Advantest Corp.	100	1,764
Aeon Co. Ltd.	100	1,497
Aisin Seiki Co. Ltd.	400	19,949
Ajinomoto Co., Inc.	100	2,032
Alfresa Holdings Corp.	400	7,229
Amada Holdings Co. Ltd.	100	1,135
Asahi Group Holdings Ltd.	400	14,190
Astellas Pharma, Inc.	400	5,406
Autobacs Seven Co. Ltd.	100	1,590
Azbil Corp.	300	9,680
Bandai Namco Holdings, Inc.	100	2,891
Benesse Holdings, Inc.	100	3,088
Calbee, Inc.	300	10,216
Canon Marketing Japan, Inc.	100	2,003
Canon, Inc.	100	2,932
Chubu Electric Power Co., Inc.	100	1,323
Chugai Pharmaceutical Co. Ltd.	300	10,042

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Citizen Watch Co. Ltd.	100	$653
COMSYS Holdings Corp.	800	14,243
Concordia Financial Group Ltd.	1,200	6,412
Daicel Corp.	100	1,218
Daiichi Sankyo Co. Ltd.	400	9,154
Daito Trust Construction Co. Ltd.	300	42,150
Denka Co. Ltd.	3,000	15,686
DIC Corp.	300	10,993
Disco Corp.	11	1,661
FamilyMart UNY Holdings Co. Ltd.	369	22,624
Fuji Electric Co. Ltd.	3,000	16,651
Furukawa Electric Co. Ltd.	300	11,007
Glory Ltd.	100	3,441
H2O Retailing Corp.	100	1,700
Hakuhodo DY Holdings, Inc.	700	8,640
Hamamatsu Photonics KK	300	8,875
Hankyu Hanshin Holdings, Inc.	100	3,361
Heiwa Corp.	100	2,717
Hitachi Chemical Co. Ltd.	400	11,315
Hitachi Construction Machinery Co. Ltd.	100	2,336
Hitachi Transport System Ltd.	100	2,059
Honda Motor Co. Ltd.	100	3,118
House Foods Group, Inc.	100	2,138
Idemitsu Kosan Co. Ltd.	100	3,235
Iida Group Holdings Co. Ltd.	100	1,698
Inpex Corp.	200	1,995
Isuzu Motors Ltd.	100	1,344
Ito En Ltd.	300	10,296
ITOCHU Corp.	400	5,815
Itochu Techno-Solutions Corp.	300	8,165
J. Front Retailing Co. Ltd.	100	1,543
Japan Petroleum Exploration Co. Ltd.	200	4,844
JSR Corp.	400	6,861
JTEKT Corp.	100	1,705
JX Holdings, Inc.	1,500	7,174
Kagome Co. Ltd.	300	7,736
Kandenko Co. Ltd.	3,000	24,990
Kansai Paint Co. Ltd.	300	5,851
Kao Corp.	400	20,739
Kewpie Corp.	100	2,671
Kinden Corp.	100	1,352
Kintetsu Group Holdings Co. Ltd.	1,000	3,727
Kirin Holdings Co. Ltd.	400	6,914
Kissei Pharmaceutical Co. Ltd.	300	7,642
Koito Manufacturing Co. Ltd.	100	5,175
Komatsu Ltd.	100	2,423
Komeri Co. Ltd.	100	2,479
Konami Holdings Corp.	300	12,709
Kuraray Co. Ltd.	1,100	16,763
Kurita Water Industries Ltd.	100	2,395
Kyocera Corp.	300	16,565
Kyushu Financial Group, Inc.	100	687
Lintec Corp.	100	2,134
Lion Corp.	6	104
M3, Inc.	200	5,095
Makita Corp.	300	20,861
Marubeni Corp.	700	4,547

	Number of Shares	Value
Japan (Continued)
Maruichi Steel Tube Ltd.	100	$3,177
Medipal Holdings Corp.	100	1,656
MISUMI Group, Inc.	400	7,018
Mitsubishi Chemical Holdings Corp.	700	5,397
Mitsubishi Corp.	100	2,265
Mitsubishi Materials Corp.	100	3,334
Mitsubishi Shokuhin Co. Ltd.	300	9,371
Mitsubishi Tanabe Pharma Corp.	100	2,065
Mitsubishi UFJ Lease & Finance Co. Ltd.	100	555
Mitsui & Co. Ltd.	100	1,536
Miura Co. Ltd.	100	1,546
NGK Spark Plug Co. Ltd.	500	11,364
NHK Spring Co. Ltd.	300	3,443
Nikon Corp.	100	1,535
Nippon Express Co. Ltd.	1,000	5,184
Nippon Paint Holdings Co. Ltd.	100	3,240
Nippon Shokubai Co. Ltd.	200	13,281
Nippon Steel & Sumitomo Metal Corp.	100	2,470
Nissan Chemical Industries Ltd.	300	9,706
Nisshin Seifun Group, Inc.	400	6,038
Nomura Research Institute Ltd.	110	3,815
NSK Ltd.	300	4,295
Obayashi Corp.	700	6,532
Oji Holdings Corp.	1,000	4,809
Omron Corp.	200	8,634
ORIX Corp.	100	1,562
Osaka Gas Co. Ltd.	4,000	15,487
OSG Corp.	300	6,333
Otsuka Holdings Co. Ltd.	300	13,704
Panasonic Corp.	300	3,306
Park24 Co. Ltd.	100	2,820
Pigeon Corp.	100	2,954
Resona Holdings, Inc.	100	560
Rohto Pharmaceutical Co. Ltd.	100	1,913
Sanwa Holdings Corp.	400	3,790
Secom Co. Ltd.	300	21,947
Seibu Holdings, Inc.	400	6,875
Seino Holdings Co. Ltd.	100	1,157
Sekisui Chemical Co. Ltd.	700	11,606
Shimachu Co. Ltd.	100	2,548
Shin-Etsu Chemical Co. Ltd.	300	25,481
Showa Denko KK*	100	1,769
Showa Shell Sekiyu KK	100	1,012
Skylark Co. Ltd.	100	1,485
Sohgo Security Services Co. Ltd.	300	11,396
Sojitz Corp.	800	2,081
Sony Corp.	100	3,109
Sotetsu Holdings, Inc.	3,000	15,015
Stanley Electric Co. Ltd.	100	2,829
Sugi Holdings Co. Ltd.	100	4,630
Sumitomo Corp.	400	5,397
Sumitomo Electric Industries Ltd.	100	1,635
Sumitomo Forestry Co. Ltd.	100	1,461
Sumitomo Rubber Industries Ltd.	300	4,971
Suruga Bank Ltd.	300	6,676
Suzuki Motor Corp.	300	11,782
T&D Holdings, Inc.	100	1,540

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Teijin Ltd.	400	$7,683
Terumo Corp.	100	3,481
Tobu Railway Co. Ltd.	1,000	5,139
Toho Co. Ltd.	100	2,842
Toho Gas Co. Ltd.	3,000	21,665
Tokyo Broadcasting System Holdings, Inc.	100	1,818
Tokyo Electron Ltd.	13	1,303
Tokyo Gas Co. Ltd.	4,000	18,226
TOTO Ltd.	100	3,866
Toyo Suisan Kaisha Ltd.	300	11,047
Toyobo Co. Ltd.	3,000	5,229
Toyoda Gosei Co. Ltd.	100	2,560
Toyota Industries Corp.	300	14,694
Ube Industries Ltd.	1,000	2,512
Unicharm Corp.	100	2,257
Ushio, Inc.	100	1,283
USS Co. Ltd.	100	1,720
Yahoo Japan Corp.	300	1,397
Yakult Honsha Co. Ltd.	400	21,915
Yamada Denki Co. Ltd.	400	2,049
Yamaha Corp.	300	7,848
Yamato Holdings Co. Ltd.	100	2,194
Yamato Kogyo Co. Ltd.	100	2,851
Yaskawa Electric Corp.	100	1,882
Yokogawa Electric Corp.	100	1,563
Zensho Holdings Co. Ltd.	100	1,702

		999,176

Jersey Island — 0.0%
Randgold Resources Ltd.	24	2,243

Jordan — 0.0%
Hikma Pharmaceuticals PLC	39	1,044

Luxembourg — 0.1%
Eurofins Scientific SE	1	429
L’Occitane International SA	677	1,334
RTL Group SA*	36	2,778
SES SA	64	1,310
Tenaris SA	84	1,386

		7,237

Netherlands — 1.2%
Akzo Nobel NV	136	9,149
ASML Holding NV	23	2,797
Boskalis Westminster	84	3,071
EXOR NV	7	333
Gemalto NV	35	2,113
GrandVision NV, 144A	51	1,303
Heineken Holding NV	36	2,742
Heineken NV	12	993
Koninklijke Ahold Delhaize NV	606	12,917
Koninklijke DSM NV	56	3,689
Koninklijke KPN NV	423	1,198
Koninklijke Philips NV	155	4,700
Koninklijke Vopak NV	60	2,545
NN Group NV	56	1,745
QIAGEN NV*	52	1,486
Randstad Holding NV	39	2,276

	Number of Shares	Value
Netherlands (Continued)
Wolters Kluwer NV	216	$8,874

		61,931

New Zealand — 2.2%
Air New Zealand Ltd.	1,764	3,017
Auckland International Airport Ltd.	493	2,617
Contact Energy Ltd.	966	3,417
Fisher & Paykel Healthcare Corp. Ltd.	1,553	10,232
Fletcher Building Ltd.	4,308	30,098
Kiwi Property Group Ltd.	9,214	9,530
Mercury NZ Ltd.	593	1,351
Meridian Energy Ltd.	1,317	2,572
Ryman Healthcare Ltd.	1,581	10,143
SKY Network Television Ltd.	1,700	4,672
SKYCITY Entertainment Group Ltd.	1,809	5,390
Spark New Zealand Ltd.	9,095	23,615
Vector Ltd.	629	1,488
Warehouse Group Ltd.	752	1,403

		109,545

Norway — 0.8%
DNB ASA	64	1,053
Gjensidige Forsikring ASA	72	1,129
Marine Harvest ASA*	83	1,456
Norsk Hydro ASA	3,104	17,631
Orkla ASA	736	6,495
Statoil ASA	16	284
Telenor ASA	200	3,271
Yara International ASA	239	9,103

		40,422

Portugal — 0.3%
EDP — Energias de Portugal SA	2,243	6,957
Galp Energia SGPS SA	183	2,701
Jeronimo Martins SGPS SA	279	4,501

		14,159

Russia — 0.0%
Polymetal International PLC	72	857

Singapore — 3.3%
Ascendas Real Estate Investment Trust REIT	3,000	5,363
CapitaLand Commercial Trust REIT	6,300	7,027
CapitaLand Ltd.	2,300	5,986
CapitaLand Mall Trust REIT	8,000	11,269
City Developments Ltd.	800	5,417
ComfortDelGro Corp. Ltd.	6,300	11,127
DBS Group Holdings Ltd.	100	1,339
Genting Singapore PLC	2,300	1,628
Global Logistic Properties Ltd.	2,600	4,945
Golden Agri-Resources Ltd.	5,100	1,386
Hutchison Port Holdings Trust, Class U	3,900	1,482
Jardine Cycle & Carriage Ltd.	93	2,840
Keppel Corp. Ltd.	800	3,896
M1 Ltd.	1,500	2,231
Oversea-Chinese Banking Corp. Ltd.	100	676
SATS Ltd.	3,100	11,083

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Singapore (Continued)
Sembcorp Industries Ltd.	100	$229
SIA Engineering Co. Ltd.	700	1,847
Singapore Airlines Ltd.	2,300	16,363
Singapore Exchange Ltd.	1,600	8,580
Singapore Post Ltd.	1,500	1,486
Singapore Press Holdings Ltd. (a)	2,400	6,006
Singapore Technologies Engineering Ltd.	2,400	6,315
Singapore Telecommunications Ltd.	1,500	4,226
StarHub Ltd.	3,000	6,178
Suntec Real Estate Investment Trust REIT	7,200	8,906
UOL Group Ltd.	700	3,298
Venture Corp. Ltd.	1,900	14,604
Wilmar International Ltd.	2,700	7,027
Yanlord Land Group Ltd.	1,500	1,561

		164,321

South Africa — 0.3%
Mediclinic International PLC (a)	28	258
Mondi PLC	697	16,298

		16,556

South Korea — 4.0%
AMOREPACIFIC Group	1	115
Cheil Worldwide, Inc.	87	1,458
CJ CheilJedang Corp.	7	2,256
CJ Corp.	1	153
Coway Co. Ltd.	44	3,483
Daelim Industrial Co. Ltd.	11	813
Daewoo Engineering & Construction Co. Ltd.*	192	1,041
Dongbu Insurance Co. Ltd.	52	2,810
Doosan Corp.	7	592
Doosan Heavy Industries & Construction Co. Ltd.	23	499
E-MART, Inc.	11	2,023
GS Holdings Corp.	53	2,601
Hana Financial Group, Inc.	52	1,621
Hankook Tire Co. Ltd.*	120	6,346
Hanon Systems	139	1,126
Hanwha Chemical Corp.	48	1,076
Hanwha Corp.	76	2,447
Hite Jinro Co. Ltd.	24	448
Hyosung Corp.	16	1,861
Hyundai Department Store Co. Ltd.	8	703
Hyundai Development Co.-Engineering & Construction	4	155
Hyundai Engineering & Construction Co. Ltd.	71	3,001
Hyundai Glovis Co. Ltd.	1	136
Hyundai Heavy Industries Co. Ltd.*	4	582
Hyundai Marine & Fire Insurance Co. Ltd.	64	1,834
Hyundai Mobis Co. Ltd.	88	19,845
Hyundai Motor Co.	11	1,454
Hyundai Steel Co.	48	2,653
Hyundai Wia Corp.	3	178
Industrial Bank of Korea	40	437
Kangwon Land, Inc.*	76	2,376

	Number of Shares	Value
South Korea (Continued)
KB Financial Group, Inc.	72	$2,986
KCC Corp.	4	1,226
Kia Motors Corp.	92	3,112
Korea Electric Power Corp.	128	4,936
Korea Gas Corp.*	1	43
Korea Zinc Co. Ltd.	1	368
Korean Air Lines Co. Ltd.*	39	997
KT Corp.	44	1,185
KT&G Corp.	120	10,878
Kumho Petrochemical Co. Ltd.	15	1,017
LG Chem Ltd.	7	1,752
LG Corp.	91	5,054
LG Display Co. Ltd.	223	5,404
LG Electronics, Inc.	151	7,986
LG Household & Health Care Ltd.	1	776
LG Uplus Corp.	227	2,570
Lotte Chemical Corp.	1	322
LOTTE Fine Chemical Co. Ltd.	47	1,403
LS Corp.	40	2,398
Mando Corp.	27	6,340
NCSoft Corp.	1	242
NongShim Co. Ltd.	7	1,950
POSCO	79	19,807
Posco Daewoo Corp.	104	2,258
S-1 Corp.	35	2,817
Samsung Electro-Mechanics Co. Ltd.	19	983
Samsung Electronics Co. Ltd.	4	6,799
Samsung Fire & Marine Insurance Co. Ltd.	15	3,383
Samsung Life Insurance Co. Ltd.	15	1,419
Samsung SDI Co. Ltd.	28	3,194
Shinhan Financial Group Co. Ltd.	63	2,602
Shinsegae Inc.	4	706
SK Hynix, Inc.	300	12,390
SK Innovation Co. Ltd.	36	4,919
SK Networks Co. Ltd.	180	1,180
SK Telecom Co. Ltd.	11	2,252
S-Oil Corp.	51	3,897
Woori Bank	76	894
Yuhan Corp.	12	2,377

		200,945

Spain — 1.4%
Abertis Infraestructuras SA	748	11,000
Acciona SA	11	826
Acerinox SA	23	328
ACS Actividades de Construccion y Servicios SA	105	3,305
Aena SA, 144A	16	2,295
Amadeus IT Group SA	164	7,651
Bankinter SA	55	426
Corp. Financiera Alba SA	35	1,618
Distribuidora Internacional de Alimentacion SA	1,824	10,158
EDP Renovaveis SA	60	396
Enagas SA	291	7,172
Endesa SA	168	3,587
Ferrovial SA	82	1,560

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Spain (Continued)
Gamesa Corp. Tecnologica SA	15	$333
Grifols SA	76	1,667
Iberdrola SA	520	3,467
Industria de Diseno Textil SA	58	1,869
Mapfre SA	116	360
Mediaset Espana Comunicacion SA	136	1,601
Red Electrica Corp. SA	402	7,281
Telefonica SA	188	1,928
Zardoya Otis SA	208	1,667

		70,495

Sweden — 5.2%
Alfa Laval AB	689	12,501
Assa Abloy AB, Class B	410	7,994
Atlas Copco AB, Class A	188	6,170
Atlas Copco AB, Class B	115	3,409
Boliden AB	445	13,617
Electrolux AB, Series B	287	7,629
Fastighets AB Balder, Class B*	407	8,921
Getinge AB, Class B	108	1,837
Hennes & Mauritz AB, Class B	91	2,411
Hexagon AB, Class B	111	4,494
Husqvarna AB, Class B	975	8,374
ICA Gruppen AB (a)	144	4,688
Industrivarden AB, Class A	72	1,525
Industrivarden AB, Class C	75	1,488
Investment AB Latour, Class B	103	4,126
Investor AB, Class B	284	11,289
Kinnevik AB, Class B	4	108
L E Lundbergforetagen AB, Class B	71	4,616
Melker Schorling AB	56	3,414
Sandvik AB	696	9,490
Securitas AB, Class B	1,361	20,824
Skanska AB, Class B	1,525	36,439
SKF AB, Class B	506	9,658
Svenska Cellulosa AB SCA, Class B	322	9,918
Svenska Handelsbanken AB, Class A	19	265
Swedbank AB, Class A	36	891
Swedish Match AB	573	17,891
Tele2 AB, Class B	1,334	11,961
Telefonaktiebolaget LM Ericsson, Class B	964	6,288
Telia Co. AB	963	3,879
Trelleborg AB, Class B	566	11,658
Volvo AB, Class B	1,027	13,444

		261,217

Switzerland — 4.5%
ABB Ltd.*	347	7,872
Actelion Ltd.*	55	14,845
Adecco Group AG	68	4,903
Aryzta AG*	5	162
Baloise Holding AG	28	3,654
Barry Callebaut AG*	4	5,188
Cie Financiere Richemont SA	31	2,291
Clariant AG*	232	4,348
Coca-Cola HBC AG*	220	5,325
DKSH Holding AG	135	10,946

	Number of Shares	Value
Switzerland (Continued)
EMS-Chemie Holding AG	8	$4,565
Flughafen Zuerich AG	28	5,670
Galenica AG	4	4,705
Geberit AG	29	12,585
Givaudan SA	7	12,750
Glencore PLC*	100	401
Helvetia Holding AG	1	563
Kuehne + Nagel International AG	68	9,710
Lonza Group AG*	43	7,943
Nestle SA	23	1,705
Novartis AG*	3	235
Pargesa Holding SA	64	4,234
Partners Group Holding AG	23	12,069
PSP Swiss Property AG	35	3,271
Roche Holding AG	1	244
Schindler Holding AG	19	3,645
Schindler Holding AG Participation Certificates	40	7,757
SGS SA	4	8,528
Sika AG	1	5,647
Sonova Holding AG	64	8,429
STMicroelectronics NV	171	2,617
Straumann Holding AG	12	5,099
Sulzer AG	20	2,085
Swatch Group AG — Bearer	8	2,667
Swatch Group AG — Registered	8	520
Swiss Life Holding AG*	11	3,471
Swiss Prime Site AG*	80	6,966
Swiss Re AG	80	7,174
Swisscom AG	12	5,299
Syngenta AG	11	4,751
Wolseley PLC	168	10,275
Zurich Insurance Group AG*	7	1,938

		227,052

United Kingdom — 13.9%
3i Group PLC	4,460	38,212
Aberdeen Asset Management PLC	127	437
Admiral Group PLC	493	11,215
Ashmore Group PLC	963	4,266
Ashtead Group PLC	119	2,452
Associated British Foods PLC	60	1,955
AstraZeneca PLC	16	925
Auto Trader Group PLC, 144A	394	1,938
Aviva PLC	99	614
Babcock International Group PLC	410	4,837
BAE Systems PLC	764	5,990
Barratt Developments PLC	168	1,069
Bellway PLC	75	2,432
Booker Group PLC	4,496	11,139
BP PLC	143	807
British American Tobacco PLC	36	2,276
British Land Co. PLC REIT	1,590	12,218
BT Group PLC	219	891
Bunzl PLC	339	9,513
Burberry Group PLC	335	7,195
Capita PLC	199	1,395

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Capital & Counties Properties PLC	1	$4
Centrica PLC	5,954	16,811
CNH Industrial NV	383	3,565
Cobham PLC	152	227
Compass Group PLC	693	12,918
Croda International PLC	227	9,909
Daily Mail & General Trust PLC, Class A	540	4,832
Derwent London PLC REIT	188	6,597
Diageo PLC	59	1,665
Direct Line Insurance Group PLC	5,268	22,518
Dixons Carphone PLC	1,039	3,918
DS Smith PLC	652	3,616
easyJet PLC	84	994
Experian PLC	736	14,627
G4S PLC	1,141	3,721
GKN PLC	2,522	11,295
GlaxoSmithKline PLC	96	1,969
Halma PLC	533	6,450
Hammerson PLC REIT	2,441	17,876
Hargreaves Lansdown PLC	111	1,844
Henderson Group PLC	859	2,389
Howden Joinery Group PLC	688	3,663
IMI PLC	330	5,096
Imperial Brands PLC	64	3,021
Inchcape PLC	1,039	9,703
Informa PLC	812	6,790
Inmarsat PLC	303	2,683
InterContinental Hotels Group PLC	277	13,085
International Consolidated Airlines Group SA	75	501
Intertek Group PLC	72	3,160
Intu Properties PLC REIT	2,061	7,358
ITV PLC	1,673	4,216
J Sainsbury PLC	1,916	6,380
John Wood Group PLC	549	5,161
Johnson Matthey PLC	959	36,565
Kingfisher PLC	4,108	16,829
Land Securities Group PLC REIT	1,142	15,149
London Stock Exchange Group PLC	10	383
Marks & Spencer Group PLC	807	3,362
Meggitt PLC	704	4,122
Merlin Entertainments PLC, 144A	545	3,337
Micro Focus International PLC	88	2,392
National Grid PLC	581	7,067
Next PLC	72	3,429
Old Mutual PLC	860	2,334
Pearson PLC	247	2,072
Pennon Group PLC	637	6,869
Persimmon PLC	248	6,360
Petrofac Ltd.	51	566
Provident Financial PLC	167	6,068
Reckitt Benckiser Group PLC	48	4,367
RELX NV	1,043	18,542
RELX PLC	948	17,754
Rentokil Initial PLC	1,680	4,999
Rightmove PLC	96	4,696
Rio Tinto Ltd.	96	4,575
Rio Tinto PLC	27	1,108

	Number of Shares	Value
United Kingdom (Continued)
Rolls-Royce Holdings PLC*	415	$4,064
Royal Mail PLC	2,529	13,048
RSA Insurance Group PLC	164	1,222
Sage Group PLC	1,245	10,008
Schroders PLC	35	1,338
Segro PLC REIT	5,746	35,308
Severn Trent PLC	363	10,561
Sky PLC	191	2,371
Smith & Nephew PLC	586	8,831
Smiths Group PLC	332	6,176
SSE PLC	656	12,580
St James’s Place PLC	87	1,142
Standard Life PLC	83	381
TalkTalk Telecom Group PLC	168	368
Tate & Lyle PLC	855	7,916
Taylor Wimpey PLC	1,115	2,498
TechnipFMC PLC*	104	3,365
Tesco PLC*	657	1,540
Travis Perkins PLC	119	2,254
Unilever NV	92	4,362
Unilever PLC	212	10,075
United Utilities Group PLC	888	10,813
Vodafone Group PLC	479	1,203
Weir Group PLC	23	539
Whitbread PLC	83	3,951
William Hill PLC	1,298	4,263
Wm Morrison Supermarkets PLC	7,022	21,199
WPP PLC	312	7,365

		702,024

United States (c) — 0.3%
Carnival PLC	121	6,624
Samsonite International SA	701	2,131
Shire PLC	28	1,691
Thomson Reuters Corp.	80	3,392

		13,838

TOTAL COMMON STOCKS (Cost $5,051,813)		5,022,661

PREFERRED STOCKS — 0.3%
Germany — 0.2%
FUCHS PETROLUB SE	80	3,716
Henkel AG & Co. KGaA	23	2,881
Sartorius AG	19	1,430

		8,027

South Korea — 0.1%
Amorepacific Corp.	39	5,777
LG Electronics, Inc.	11	261

		6,038

Spain — 0.0%
Grifols SA, Class B	95	1,658

Sweden — 0.0%
Fastighets AB Balder	27	982

TOTAL PREFERRED STOCKS (Cost $18,829)		16,705

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.8%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (d)(e) (Cost $38,243)	38,243	$38,243

TOTAL INVESTMENTS — 100.6% (Cost $5,108,885)†		$5,077,609
Other assets and liabilities, net — (0.6%)		(27,338)

NET ASSETS — 100.0%		$5,050,271

*	Non-income producing security.
†	The cost for federal income tax purposes was $5,138,654. At February 28, 2017, net unrealized depreciation for all securities based on tax cost was $61,045. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $233,071 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $294,116.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $36,479, which is 0.7% of net assets.
(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Securities are domiciled in the United States and trade on a non-US securities exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$5,022,661	$—	$—	$5,022,661
Preferred Stocks (f)	16,705	—	—	16,705
Short-Term Investments	38,243	—	—	38,243

TOTAL	$5,077,609	$—	$—	$5,077,609

(f)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 88.0%
Brazil — 7.1%
AES Tiete Energia SA	2,261	$11,679
Banco Bradesco SA	243	2,549
Banco do Brasil SA	71	755
Banco Santander Brasil SA	602	6,649
BB Seguridade Participacoes SA	1,073	9,871
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	11,685	71,440
BR Malls Participacoes SA*	504	2,417
BRF SA	720	9,401
BTG Pactual Group	431	2,606
CCR SA	3,024	17,584
CETIP SA — Mercados Organizados	4,924	74,153
Cia de Saneamento Basico do Estado de Sao Paulo	2,243	23,706
Cia Energetica de Minas Gerais	2,054	8,992
Cia Paranaense de Energia	530	4,373
Cielo SA	881	7,725
Cosan SA Industria e Comercio	2,053	26,331
CPFL Energia SA	2,701	22,174
EDP — Energias do Brasil SA	8,345	36,830
Embraer SA	378	2,179
Engie Brasil Energia SA	1,837	21,836
Equatorial Energia SA	5,655	108,192
Estacio Participacoes SA	1,163	5,604
Hypermarcas SA	422	3,675
Kroton Educacional SA	980	4,306
Localiza Rent a Car SA	1,226	15,184
Lojas Americanas SA	666	2,869
Lojas Renner SA	5,148	42,280
M Dias Branco SA	603	26,787
Multiplan Empreendimentos Imobiliarios SA	1,115	23,042
Multiplan Empreendimentos Imobiliarios SA*	13	275
Multiplus SA	1,316	15,123
Natura Cosmeticos SA	1,621	13,349
Odontoprev SA	4,941	18,979
Porto Seguro SA	1,097	10,191
Raia Drogasil SA	2,431	46,416
Sao Martinho SA	2,287	13,968
Smiles SA	1,205	23,906
Sul America SA	4,015	25,063
TIM Participacoes SA	1,649	5,173
TOTVS SA	1,037	8,447
Transmissora Alianca de Energia Eletrica SA	1,115	7,889
Ultrapar Participacoes SA	2,765	58,126
WEG SA	1,415	7,723

		849,817

Chile — 3.3%
AES Gener SA	9,226	3,463
Aguas Andinas SA, Class A	47,735	25,727
Banco de Chile	14,250	1,726
Banco de Credito e Inversiones	342	18,456
Banco Santander Chile	37,771	2,079

	Number of Shares	Value
Chile (Continued)
Cencosud SA	15,527	$45,824
Cia Cervecerias Unidas SA	1,783	21,120
Colbun SA	19,120	3,799
Empresa Nacional de Telecomunicaciones SA*	954	10,608
Empresas COPEC SA	1,172	12,294
Enel Americas SA	376,327	73,372
Enel Chile SA	348,314	35,700
Enel Generacion Chile SA	28,904	19,668
Itau CorpBanca	439,766	3,558
Latam Airlines Group SA*	7,958	80,573
SACI Falabella	476	3,893
SONDA SA	15,258	24,882

		386,742

China — 12.0%
Agile Group Holdings Ltd.	9,127	6,020
Agricultural Bank of China Ltd., Class H	62,190	28,682
Air China Ltd., Class H	16,877	13,023
Aluminum Corp. of China Ltd., Class H*	27,328	13,624
Anhui Conch Cement Co. Ltd., Class H	1,720	5,994
Anhui Expressway Co. Ltd., Class H	12,089	9,718
Anhui Gujing Distillery Co. Ltd., Class B	4,400	17,062
ANTA Sports Products Ltd.	983	2,976
BAIC Motor Corp. Ltd., Class H, 144A	675	759
Bank of China Ltd., Class H	19,480	9,862
Bank of Communications Co. Ltd., Class H	3,510	2,799
BBMG Corp., Class H	270	126
Beijing Capital International Airport Co. Ltd., Class H	10,812	11,589
Beijing Jingneng Clean Energy Co. Ltd., Class H	16,401	4,986
Belle International Holdings Ltd.	27,688	19,083
BOE Technology Group Co. Ltd., Class B	16,100	5,559
China BlueChemical Ltd., Class H	17,956	6,222
China Cinda Asset Management Co. Ltd., Class H	2,953	1,164
China CITIC Bank Corp. Ltd., Class H	5,112	3,510
China Coal Energy Co. Ltd., Class H*	3,177	1,682
China Communications Construction Co. Ltd., Class H	12,799	16,521
China Communications Services Corp. Ltd., Class H	40,507	27,083
China Conch Venture Holdings Ltd.	8,381	16,606
China Construction Bank Corp., Class H	1,088	896
China Dongxiang Group Co. Ltd.	26,555	5,029
China Eastern Airlines Corp. Ltd., Class H	4,132	2,294
China Everbright Bank Co. Ltd., Class H	38,264	19,372
China Evergrande Group (a)	2,117	1,590
China Hongqiao Group Ltd.	9,333	9,378
China Huarong Asset Management Co. Ltd., Class H, 144A*	9,965	3,941
China Huishan Dairy Holdings Co. Ltd.	4,203	1,538
China International Capital Corp. Ltd., Class H, 144A*	1,568	2,347
China Longyuan Power Group Corp. Ltd., Class H	1,838	1,577

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
China (Continued)
China Machinery Engineering Corp., Class H	2,602	$1,810
China Medical System Holdings Ltd.	8,919	14,523
China Merchants Bank Co. Ltd., Class H	4,725	12,570
China Minsheng Banking Corp. Ltd., Class H	16,221	18,515
China Molybdenum Co. Ltd., Class H	6,473	2,477
China National Accord Medicines Corp. Ltd., Class B	1,400	8,172
China National Materials Co. Ltd., Class H	5,358	1,843
China Oilfield Services Ltd., Class H	2,332	2,325
China Pacific Insurance Group Co. Ltd., Class H	5,004	18,340
China Petroleum & Chemical Corp., Class H	44,907	34,827
China Railway Construction Corp. Ltd., Class H	3,528	4,990
China Railway Group Ltd., Class H	8,363	7,315
China Railway Signal & Communication Corp. Ltd., Class H, 144A	2,773	2,115
China Reinsurance Group Corp., Class H	38,869	9,264
China Shenhua Energy Co. Ltd., Class H	32,532	68,061
China Southern Airlines Co. Ltd., Class H	5,645	3,672
China Telecom Corp. Ltd., Class H	1,559	733
China Vanke Co. Ltd., Class H	18,013	45,250
China Zhongwang Holdings Ltd.	44,935	21,361
Chongqing Changan Automobile Co. Ltd., Class B	9,900	13,978
Chongqing Rural Commercial Bank Co. Ltd., Class H	5,013	3,520
CITIC Securities Co. Ltd., Class H	3,465	7,410
CNOOC Ltd.	3,295	3,897
Country Garden Holdings Co. Ltd.	15,716	11,257
CSG Holding Co. Ltd., Class B	9,000	6,887
CSPC Pharmaceutical Group Ltd.	8,326	10,190
Dali Foods Group Co. Ltd., 144A	6,931	3,938
Dalian Port PDA Co. Ltd., Class H	8,552	1,620
Datang International Power Generation Co. Ltd., Class H	6,697	1,958
Dazhong Transportation Group Co. Ltd., Class B	9,000	6,534
Dongfeng Motor Group Co. Ltd., Class H	4,843	5,746
ENN Energy Holdings Ltd.	5,564	26,879
Fosun International Ltd.	117	184
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	9,570	29,835
Geely Automobile Holdings Ltd.	25,752	35,033
GF Securities Co. Ltd., Class H	3,241	7,140
Golden Eagle Retail Group Ltd.	5,529	8,220
Great Wall Motor Co. Ltd., Class H	9,965	12,247
Guangdong Electric Power Development Co. Ltd., Class B	14,400	6,808
Guangshen Railway Co. Ltd., Class H	44,691	27,923
Guangzhou Automobile Group Co. Ltd., Class H	67,132	112,601
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	450	1,191

	Number of Shares	Value
China (Continued)
Guangzhou R&F Properties Co. Ltd., Class H	4,888	$6,750
Haitian International Holdings Ltd.	4,402	9,255
Haitong Securities Co. Ltd., Class H	1,585	2,904
Hengan International Group Co. Ltd.	1,657	14,153
Huadian Energy Co. Ltd., Class B*	8,900	4,530
Huadian Power International Corp. Ltd., Class H	26	11
Huaneng Power International, Inc., Class H	7,237	4,932
Huishang Bank Corp. Ltd., Class H	7,606	3,939
Industrial & Commercial Bank of China Ltd., Class H	10,343	6,782
Inner Mongolia Yitai Coal Co. Ltd., Class B	4,500	5,310
Jiangling Motors Corp. Ltd., Class B	1,000	2,556
Jiangsu Expressway Co. Ltd., Class H	30,642	40,422
Jiangxi Copper Co. Ltd., Class H	5,457	9,195
Jinzhou Port Co. Ltd., Class B	2,700	1,428
KWG Property Holding Ltd.	17,438	11,008
Lao Feng Xiang Co. Ltd., Class B	3,600	12,996
Lenovo Group Ltd.	3,312	1,988
Longfor Properties Co. Ltd.	23,090	36,944
Maanshan Iron & Steel Co. Ltd., Class H*	2,621	1,003
Metallurgical Corp. of China Ltd., Class H	18,480	7,261
New China Life Insurance Co. Ltd., Class H	2,674	13,176
People’s Insurance Co. Group of China Ltd., Class H	3,511	1,443
PetroChina Co. Ltd., Class H	43,064	32,787
PICC Property & Casualty Co. Ltd., Class H	3,196	4,883
Ping An Insurance Group Co. of China Ltd., Class H	72	384
Red Star Macalline Group Corp. Ltd., Class H, 144A	503	539
Shandong Chenming Paper Holdings Ltd., Class B	8,000	10,151
Shandong Chenming Paper Holdings Ltd., Class H	755	982
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	557	335
Shanghai Bailian Group Co. Ltd., Class B*	4,500	7,052
Shanghai Baosight Software Co. Ltd., Class B	900	1,422
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B*	10,800	8,402
Shanghai Huayi Group Corp. Ltd., Class B	2,700	2,670
Shanghai Jinjiang International Hotels Development Co. Ltd., Class B	3,500	7,956
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	900	1,338
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	900	1,310
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	6,340	9,352
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	7,200	15,494

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
China (Continued)
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,880	$9,997
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B*	3,600	1,843
Shenzhen Chiwan Wharf Holdings Ltd., Class B	1,000	1,558
Shenzhen Expressway Co. Ltd., Class H	47,552	43,923
Shenzhou International Group Holdings Ltd.	2,368	14,155
Sichuan Expressway Co. Ltd., Class H	7,912	3,343
Sino-Ocean Group Holding Ltd.	4,411	2,193
Sinopec Engineering Group Co. Ltd., Class H	30,432	27,639
Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,815	10,181
Sinopharm Group Co. Ltd., Class H	2,233	10,327
Sinotrans Ltd., Class H	2,737	1,241
Sinotruk Hong Kong Ltd.	8,165	6,784
SOHO China Ltd.	5,058	2,619
Sunac China Holdings Ltd.	5,322	5,533
Sunny Optical Technology Group Co. Ltd.	1,082	6,962
Tencent Holdings Ltd.	63	1,680
TravelSky Technology Ltd., Class H	1,856	4,050
Tsingtao Brewery Co. Ltd., Class H	2,918	13,420
Weichai Power Co. Ltd., Class H	12,043	21,193
Weifu High-Technology Group Co. Ltd., Class B	500	1,192
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	738	1,209
Yantai Changyu Pioneer Wine Co. Ltd., Class B	2,700	6,922
Yanzhou Coal Mining Co. Ltd., Class H	3,592	2,888
Zhejiang Expressway Co. Ltd., Class H	6,293	7,077
Zhongsheng Group Holdings Ltd.	7,796	11,309
Zhuzhou CRRC Times Electric Co. Ltd., Class H	215	1,158
Zijin Mining Group Co. Ltd., Class H	28,643	10,812
ZTE Corp., Class H	476	775

		1,430,797

Colombia — 0.8%
Almacenes Exito SA	3,438	18,282
Cementos Argos SA	3,294	13,188
Cemex Latam Holdings SA*	2,072	7,629
Ecopetrol SA*	774	350
Grupo Argos SA	1,469	9,933
Grupo de Inversiones Suramericana SA	1,379	17,261
Interconexion Electrica SA ESP	8,354	32,017

		98,660

Czech Republic — 0.2%
CEZ AS	683	12,100
Moneta Money Bank AS, 144A*	3,771	12,650
O2 Czech Republic AS	333	3,575

		28,325

Greece — 0.1%
FF Group*	36	708

	Number of Shares	Value
Greece (Continued)
JUMBO SA	270	$3,830
Motor Oil Hellas Corinth Refineries SA	323	5,011
OPAP SA	18	162
Titan Cement Co. SA	27	645

		10,356

Hong Kong — 4.3%
Beijing Enterprises Holdings Ltd.	7,066	36,957
Beijing Enterprises Water Group Ltd.*	2,648	1,893
Bosideng International Holdings Ltd.	30,495	2,711
Brilliance China Automotive Holdings Ltd.	351	552
China Agri-Industries Holdings Ltd.*	8,813	4,348
China Everbright International Ltd.	918	1,190
China Everbright Ltd.	4,681	9,287
China Gas Holdings Ltd.	3,376	5,010
China Jinmao Holdings Group Ltd.	104,729	32,515
China Merchants Port Holdings Co. Ltd.	3,708	10,342
China Mobile Ltd.	359	3,959
China Overseas Land & Investment Ltd.	6,427	19,788
China Power International Development Ltd.	5,889	2,284
China Resources Beer Holdings Co. Ltd.*	3,358	7,622
China Resources Cement Holdings Ltd.	5,430	2,826
China Resources Gas Group Ltd.	5,690	17,373
China Resources Land Ltd.	6,698	18,293
China Resources Power Holdings Co. Ltd.	8,084	14,642
China State Construction International Holdings Ltd.	2,584	4,228
China Unicom Hong Kong Ltd.	5,861	7,128
COSCO SHIPPING Ports Ltd.	17,480	19,479
Far East Horizon Ltd.	3,366	3,239
Guangdong Investment Ltd.	17,914	24,416
Haier Electronics Group Co. Ltd.	7,939	14,605
Kingboard Chemical Holdings Ltd.	23,027	81,429
Kingboard Laminates Holdings Ltd.	27,887	31,255
Kunlun Energy Co. Ltd.	25,717	22,363
Lee & Man Paper Manufacturing Ltd.	29,200	26,482
Nine Dragons Paper Holdings Ltd.	3,709	4,707
Shanghai Industrial Holdings Ltd.	7,508	20,940
Shenzhen International Holdings Ltd.	15,465	22,154
Shenzhen Investment Ltd.	35,403	15,188
Shimao Property Holdings Ltd.	4,509	6,471
Sino Biopharmaceutical Ltd.	5,718	4,935
Sinofert Holdings Ltd.	9,198	1,469
Yuexiu Property Co. Ltd.	23,935	3,885

		505,965

Hungary — 1.1%
Magyar Telekom Telecommunications PLC	19,272	32,532
MOL Hungarian Oil & Gas PLC	773	53,126
OTP Bank PLC	63	1,834
Richter Gedeon Nyrt	2,053	45,632

		133,124

Indonesia — 2.1%
PT Adaro Energy Tbk	63,632	8,088
PT Astra International Tbk	14,134	8,691

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Indonesia (Continued)
PT Bank Central Asia Tbk	7,211	$8,354
PT Bank Danamon Indonesia Tbk	5,438	2,018
PT Bank Mandiri Persero Tbk	10,001	8,474
PT Bank Negara Indonesia Persero Tbk	33,853	15,865
PT Bank Rakyat Indonesia Persero Tbk	11,558	10,357
PT Bumi Serpong Damai Tbk	77,529	10,639
PT Charoen Pokphand Indonesia Tbk	6,761	1,572
PT Gudang Garam Tbk	1,496	7,387
PT Indocement Tunggal Prakarsa Tbk	7,904	8,979
PT Indofood CBP Sukses Makmur Tbk	17,453	10,895
PT Indofood Sukses Makmur Tbk	28,777	17,532
PT Jasa Marga Persero Tbk	9,091	3,258
PT Kalbe Farma Tbk	75,097	8,616
PT Media Nusantara Citra Tbk	10,820	1,347
PT Perusahaan Gas Negara Persero Tbk	46,284	9,822
PT Semen Indonesia Persero Tbk	43,559	31,438
PT Surya Citra Media Tbk	36,825	8,146
PT Tambang Batubara Bukit Asam Persero Tbk	12,818	10,741
PT Telekomunikasi Indonesia Persero Tbk	85,586	24,708
PT Tower Bersama Infrastructure Tbk	3,798	1,424
PT Unilever Indonesia Tbk	1,720	5,439
PT United Tractors Tbk	9,855	18,216
PT XL Axiata Tbk*	26,833	6,016

		248,022

Malaysia — 4.4%
AirAsia Bhd	32,300	19,642
Alliance Financial Group Bhd	11,700	10,040
AMMB Holdings Bhd	8,000	8,342
Astro Malaysia Holdings Bhd	26,000	16,689
Axiata Group Bhd	9,020	9,000
Berjaya Sports Toto Bhd	37,800	24,859
British American Tobacco Malaysia Bhd	1,000	10,923
CIMB Group Holdings Bhd	3,600	4,030
DiGi.Com Bhd	12,500	14,189
Felda Global Ventures Holdings Bhd	5,300	2,244
Gamuda Bhd	18,900	20,901
Genting Bhd	8,000	16,667
Genting Malaysia Bhd	11,600	13,716
HAP Seng Consolidated Bhd	6,300	12,827
Hong Leong Bank Bhd	1,800	5,505
Hong Leong Financial Group Bhd	1,900	6,445
IJM Corp. Bhd	25,100	18,938
IOI Corp. Bhd	900	949
IOI Properties Group Bhd	51,200	24,332
KLCCP Stapled Group (b)	11,600	20,378
Kuala Lumpur Kepong Bhd	100	544
Lafarge Malaysia Bhd	4,400	6,541
Malaysia Airports Holdings Bhd	3,500	5,108
Maxis Bhd	6,300	8,953
MISC Bhd	3,500	5,849
MMC Corp. Bhd	28,800	16,281
Petronas Chemicals Group Bhd	14,300	23,350
Petronas Dagangan Bhd	3,600	19,865
Petronas Gas Bhd	3,500	15,782
PPB Group Bhd	3,600	13,411

	Number of Shares	Value
Malaysia (Continued)
Public Bank Bhd	1,900	$8,541
RHB Bank Bhd	1,821	1,985
RHB Bank Bhd*	400	0
SapuraKencana Petroleum Bhd*	6,300	2,696
Sime Darby Bhd	12,575	25,377
Telekom Malaysia Bhd	7,100	9,850
Tenaga Nasional Bhd	10,800	32,935
UEM Sunrise Bhd	9,000	2,311
UMW Holdings Bhd	900	1,123
Westports Holdings Bhd	10,800	9,754
YTL Corp. Bhd	62,100	21,679
YTL Power International Bhd	75,600	25,370

		517,921

Malta — 0.1%
Brait SE*	2,881	16,216

Mexico — 5.9%
Alfa SAB de CV, Class A	7,805	10,029
Alpek SAB de CV	9,408	10,032
Alsea SAB de CV	9,920	28,109
America Movil SAB de CV, Series L	19,506	12,439
Arca Continental SAB de CV	377	2,122
Banregio Grupo Financiero SAB de CV	1,801	9,369
Cemex SAB de CV, Series CPO*	7,310	6,219
Coca-Cola Femsa SAB de CV, Series L	6,635	43,790
Concentradora Fibra Danhos SA de CV REIT	3,529	5,504
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	20,191	24,652
El Puerto de Liverpool SAB de CV, Class C1	1,549	10,871
Fibra Uno Administracion SA de CV REIT	10,838	15,753
Fomento Economico Mexicano SAB de CV	3,727	30,166
Gentera SAB de CV	33,520	44,380
Gruma SAB de CV, Class B	980	12,986
Grupo Aeromexico SAB de CV*	12,458	27,847
Grupo Aeroportuario del Centro Norte SAB de CV	4,285	20,698
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,888	42,497
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,809	44,630
Grupo Bimbo SAB de CV, Series A	5,763	13,669
Grupo Carso SAB de CV, Series A1	2,188	9,330
Grupo Comercial Chedraui SA de CV	10,776	20,153
Grupo Financiero Banorte SAB de CV, Class O	3,007	15,018
Grupo Financiero Interacciones SA de CV, Class O	980	4,328
Grupo Lala SAB de CV (a)	5,157	8,520
Grupo Mexico SAB de CV, Series B	4,294	13,088
Grupo Televisa SAB, Series CPO	3,537	18,102
Industrias Bachoco SAB de CV, Series B	3,997	16,010
Industrias CH SAB de CV, Series B*	3,295	21,137
Industrias Penoles SAB de CV	323	7,711

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Mexico (Continued)
Infraestructura Energetica Nova SAB de CV	513	$2,205
Kimberly-Clark de Mexico SAB de CV, Class A	11,739	22,242
Megacable Holdings SAB de CV, Series CPO	7,652	27,680
Mexichem SAB de CV	9,579	22,696
Nemak SAB de CV, 144A	5,673	5,621
OHL Mexico SAB de CV	2,818	2,964
Organizacion Soriana SAB de CV, Class B*	3,133	6,535
Promotora y Operadora de Infraestructura SAB de CV*	3,564	33,514
Promotora y Operadora de Infraestructura SAB de CV, Class L*	2,144	16,354
Telesites SAB de CV*	3,798	2,185
Wal-Mart de Mexico SAB de CV	2,197	4,280

		695,435

Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR	225	2,767
Credicorp Ltd.	198	32,571

		35,338

Philippines — 1.8%
Aboitiz Equity Ventures, Inc.	12,590	18,416
Aboitiz Power Corp.	13,400	11,475
Alliance Global Group, Inc.	8,100	2,049
Ayala Corp.	620	9,729
Ayala Land, Inc.	6,200	4,358
Bank of the Philippine Islands	3,050	5,709
BDO Unibank, Inc.	1,790	4,117
DMCI Holdings, Inc.	55,800	14,090
Energy Development Corp.	92,600	10,880
Globe Telecom, Inc.	45	1,638
GT Capital Holdings, Inc.	400	9,631
International Container Terminal Services, Inc.	1,260	1,907
JG Summit Holdings, Inc.	5,040	7,799
Jollibee Foods Corp.	6,300	25,318
Manila Electric Co.	4,050	23,535
Megaworld Corp.	72,900	5,284
Metropolitan Bank & Trust Co.	2,880	4,646
Petron Corp.	91,800	15,905
PLDT, Inc.	95	2,762
Semirara Mining & Power Corp.	3,330	9,437
SM Investments Corp.	530	6,998
SM Prime Holdings, Inc.	20,700	12,119
Universal Robina Corp.	1,790	5,703

		213,505

Poland — 1.5%
Asseco Poland SA	3,682	50,782
Bank Handlowy w Warszawie SA	36	699
Bank Zachodni WBK SA	19	1,643
Budimex SA	189	11,369
CCC SA	215	11,940
Ciech SA	224	4,132

	Number of Shares	Value
Poland (Continued)
Cyfrowy Polsat SA*	2,026	$11,556
Enea SA*	926	2,433
Eurocash SA	2,988	24,432
Grupa Azoty SA	216	3,689
Grupa Lotos SA*	647	7,749
KGHM Polska Miedz SA	63	2,001
mBank SA*	1	98
Orange Polska SA	3,682	4,289
PGE Polska Grupa Energetyczna SA	864	2,526
Polski Koncern Naftowy ORLEN SA	458	10,626
Polskie Gornictwo Naftowe i Gazownictwo SA	8,443	12,996
Synthos SA	6,401	9,270
Tauron Polska Energia SA*	13,972	10,323

		182,553

Qatar — 1.0%
Aamal Co.*	1,730	7,317
Al Meera Consumer Goods Co. QSC	63	3,149
Barwa Real Estate Co.	890	9,740
Commercial Bank QSC	73	621
Doha Bank QSC	143	1,526
Industries Qatar QSC*	71	2,330
Ooredoo QSC	611	17,787
Qatar Electricity & Water Co. QSC*	179	11,061
Qatar Gas Transport Co. Ltd.	2,656	17,178
Qatar Insurance Co. SAQ	1,285	25,621
Qatar International Islamic Bank QSC	117	2,233
Qatar Islamic Bank SAQ	35	980
Qatar Navigation QSC	540	12,932
United Development Co. QSC	809	4,843

		117,318

Romania — 0.3%
New Europe Property Investments PLC	2,827	31,923

Russia — 3.9%
Acron PJSC	216	12,490
Aeroflot PJSC*	27,545	77,870
Alrosa PJSC	6,941	10,935
Bashneft PJSC	242	14,209
Federal Grid Co Unified Energy System PJSC	1,291,117	4,728
Gazprom PJSC	2,774	6,361
Inter RAO UES PJSC	370,439	25,518
LSR Group PJSC, GDR	261	937
LUKOIL PJSC	1,900	100,338
Magnitogorsk Iron & Steel OJSC	20,415	12,919
MegaFon PJSC, GDR	144	1,663
MMC Norilsk Nickel PJSC	19	3,027
Mobile TeleSystems PJSC	10,956	51,653
Moscow Exchange MICEX-RTS PJSC	801	1,693
Novatek PJSC	323	4,168
Novolipetsk Steel PJSC	5,637	10,867
PhosAgro PJSC, GDR	314	4,333
Rosneft Oil Co. PJSC	648	3,672
ROSSETI PJSC	149,483	2,609
Rostelecom PJSC	12,242	16,353

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Russia (Continued)
RusHydro PJSC	1,097,860	$17,621
Severstal PJSC	945	13,379
Surgutneftegas OJSC	9,714	4,886
Tatneft PJSC	9,055	52,832
Unipro PJSC	213,678	9,441
Uralkali PJSC*	206	589

		465,091

South Africa — 15.9%
AECI Ltd.	2,359	19,741
African Rainbow Minerals Ltd.	369	2,863
Anglo American Platinum Ltd.*	10	232
AngloGold Ashanti Ltd.*	198	2,204
Aspen Pharmacare Holdings Ltd.	314	6,803
Assore Ltd. (a)	161	3,338
Attacq Ltd.*	494	683
AVI Ltd.	6,581	47,923
Barclays Africa Group Ltd. (a)	188	2,184
Barloworld Ltd.	1,828	16,192
Bid Corp. Ltd.	1,937	38,943
Bidvest Group Ltd. (a)	22,640	268,322
Capitec Bank Holdings Ltd.	476	26,384
Clicks Group Ltd.	8,291	81,452
Coronation Fund Managers Ltd.	495	2,548
Discovery Ltd.	1,694	15,930
Distell Group Ltd.	395	4,321
EOH Holdings Ltd.	377	4,058
Exxaro Resources Ltd.	1,187	9,794
FirstRand Ltd. (a)	359	1,365
Foschini Group Ltd.	1,910	23,710
Gold Fields Ltd.	738	2,271
Grindrod Ltd.	801	835
Growthpoint Properties Ltd. REIT (a)	34,636	70,119
Harmony Gold Mining Co. Ltd.	494	1,205
Hyprop Investments Ltd. REIT	10,433	100,063
Impala Platinum Holdings Ltd.*	351	1,182
Imperial Holdings Ltd. (a)	3,951	50,475
JSE Ltd.	1,034	12,870
KAP Industrial Holdings Ltd.	50,426	36,123
Liberty Holdings Ltd. (a)	387	3,289
Life Healthcare Group Holdings Ltd.	5,160	13,219
Massmart Holdings Ltd.	6,877	78,775
MMI Holdings Ltd.	1,639	3,082
Mondi Ltd.	594	13,648
Mr Price Group Ltd.	2,620	34,052
MTN Group Ltd. (a)	468	4,286
Nampak Ltd.*	287	365
Nedbank Group Ltd. (a)	242	4,533
Netcare Ltd.	5,151	12,523
Northam Platinum Ltd.*	521	2,160
Omnia Holdings Ltd.	2,980	39,433
Pick n Pay Stores Ltd.	12,934	68,675
Pioneer Foods Group Ltd.	828	10,365
PSG Group Ltd.	170	3,268
Redefine Properties Ltd. REIT	93,344	77,573
Remgro Ltd.	2,675	45,667
Resilient REIT Ltd. REIT (a)	5,529	50,725

	Number of Shares	Value
South Africa (Continued)
Reunert Ltd.	8,084	$43,368
RMB Holdings Ltd.	6,922	33,557
Sanlam Ltd.	1,783	9,238
Santam Ltd.	1,486	27,551
Sappi Ltd.	4,734	29,609
Sasol Ltd. (a)	1,349	38,469
Shoprite Holdings Ltd.	5,346	77,349
SPAR Group Ltd.	10,145	138,447
Standard Bank Group Ltd. (a)	449	4,916
Sun International Ltd./South Africa	495	3,270
Super Group Ltd./South Africa*	9,369	24,927
Telkom SA SOC Ltd.	4,644	24,203
Tiger Brands Ltd.	1,568	50,109
Tongaat Hulett Ltd.	683	6,611
Truworths International Ltd.	3,799	25,321
Tsogo Sun Holdings Ltd.	10,955	23,175
Vodacom Group Ltd.	657	7,445
Woolworths Holdings Ltd. (a)	1,811	9,692

		1,897,028

Taiwan — 16.0%
Acer, Inc.*	2,387	1,146
Advanced Semiconductor Engineering, Inc.	18,544	23,026
Advantech Co. Ltd.	2,206	18,776
Asia Cement Corp.	13,420	13,279
Asustek Computer, Inc.	575	5,193
AU Optronics Corp.	61,093	24,259
Capital Securities Corp.	24,070	7,913
Catcher Technology Co. Ltd.	846	7,077
Cathay Real Estate Development Co. Ltd.*	10,136	6,912
Chang Hwa Commercial Bank Ltd.	14,484	8,651
Cheng Shin Rubber Industry Co. Ltd.	19,038	40,464
Cheng Uei Precision Industry Co. Ltd.	7,444	9,316
Chicony Electronics Co. Ltd.	14,629	34,473
China Airlines Ltd.	32,072	10,543
China Motor Corp.	31,983	29,981
China Steel Corp.	41,019	34,446
Chunghwa Telecom Co. Ltd.	5,673	18,834
Compal Electronics, Inc.	65,314	40,923
CTBC Financial Holding Co. Ltd.	42,854	25,595
Delta Electronics, Inc.	5,436	30,256
E.Sun Financial Holding Co. Ltd.	22,097	13,413
Eclat Textile Co. Ltd.	170	1,710
Eternal Materials Co. Ltd.	52,595	57,519
Eva Airways Corp.	15,852	7,868
Far Eastern International Bank	21,360	6,500
Far Eastern New Century Corp.	12,925	11,569
Far EasTone Telecommunications Co. Ltd.	12,431	29,941
Feng Hsin Steel Co. Ltd.	30,594	51,681
Feng TAY Enterprise Co. Ltd.	1,720	7,278
First Financial Holding Co. Ltd.	19,525	11,534
Formosa Chemicals & Fibre Corp.	20,091	63,562
Formosa Petrochemical Corp.	2,431	8,466
Formosa Plastics Corp.	13,214	39,827
Formosa Taffeta Co. Ltd.	8,749	8,885
Foxconn Technology Co. Ltd.	12,539	37,425

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
Fubon Financial Holding Co. Ltd.	3,313	$5,365
Giant Manufacturing Co. Ltd.	891	5,510
Hon Hai Precision Industry Co. Ltd.	11,729	34,167
Hotai Motor Co. Ltd.	567	6,487
Hua Nan Financial Holdings Co. Ltd.	25,800	14,192
Innolux Corp.	57,509	23,398
Inventec Corp.	127,108	94,327
Largan Precision Co. Ltd.	89	13,209
Lite-On Technology Corp.	86,871	145,617
MediaTek, Inc.	450	3,281
Mega Financial Holding Co. Ltd.	16,959	13,193
Nan Ya Plastics Corp.	14,799	35,934
Nan Ya Printed Circuit Board Corp.	908	745
Novatek Microelectronics Corp.	10,433	39,051
Pegatron Corp.	14,071	36,960
Pou Chen Corp.	30,711	41,683
President Chain Store Corp.	5,959	43,737
Quanta Computer, Inc.	8,857	18,363
Realtek Semiconductor Corp.	3,078	11,471
Shin Kong Financial Holding Co. Ltd.*	25,716	6,939
Siliconware Precision Industries Co. Ltd.	32,072	50,524
SinoPac Financial Holdings Co. Ltd.	43,070	13,107
Synnex Technology International Corp.	5,618	6,171
Taishin Financial Holding Co. Ltd.	21,674	8,571
Taiwan Business Bank	30,489	8,346
Taiwan Cement Corp.	29,767	36,478
Taiwan Fertilizer Co. Ltd.	39,426	54,538
Taiwan Glass Industry Corp.*	1,423	813
Taiwan Mobile Co. Ltd.	6,058	21,295
Taiwan Secom Co. Ltd.	7,120	20,857
Taiwan Semiconductor Manufacturing Co. Ltd.	1,999	12,297
Teco Electric and Machinery Co. Ltd.	22,187	20,004
Ton Yi Industrial Corp.	11,766	5,878
Transcend Information, Inc.	7,849	22,047
Unimicron Technology Corp.	25,537	11,928
Uni-President Enterprises Corp.	21,693	38,552
United Microelectronics Corp.	211,917	87,944
Vanguard International Semiconductor Corp.	11,639	22,995
Walsin Lihwa Corp.	120,321	55,611
Wan Hai Lines Ltd.	4,554	2,794
Wistron Corp.	49,580	41,554
Yuanta Financial Holding Co. Ltd.	42,989	18,190
Yulon Motor Co. Ltd.	3,042	2,832
Yulon Nissan Motor Co. Ltd.	63	428

		1,905,624

Thailand — 3.5%
Advanced Info Service PCL, NVDR	933	4,464
Airports of Thailand PCL, NVDR	8,430	9,359
Bangkok Bank PCL	900	4,577
Bangkok Dusit Medical Services PCL, NVDR	9,052	5,213
Bangkok Expressway & Metro PCL, NVDR	85,513	17,271
Bangkok Life Assurance PCL, NVDR	1,873	2,616
Banpu PCL, NVDR	15,381	8,637

	Number of Shares	Value
Thailand (Continued)
BEC World PCL, NVDR	3,512	$1,580
Berli Jucker PCL	1,000	1,318
Berli Jucker PCL	3,500	4,612
BTS Group Holdings PCL, NVDR	59,403	13,955
Central Pattana PCL, NVDR	16,275	25,644
Charoen Pokphand Foods PCL, NVDR	9,962	7,991
CP ALL PCL, NVDR	8,959	15,400
Delta Electronics Thailand PCL, NVDR	3,627	9,612
Electricity Generating PCL, NVDR	3,560	21,112
Glow Energy PCL, NVDR	6,257	13,982
Home Product Center PCL, NVDR	74,749	21,093
Indorama Ventures PCL, NVDR	9,000	9,153
Intouch Holdings PCL, NVDR	9,825	14,918
IRPC PCL, NVDR	173,095	24,596
Kasikornbank PCL	100	546
Krung Thai Bank PCL, NVDR	15,200	8,535
Land & Houses PCL, NVDR	114,233	32,072
Minor International PCL, NVDR	9,994	9,806
PTT Exploration & Production PCL, NVDR	3,600	9,592
PTT Global Chemical PCL, NVDR	7,241	14,781
PTT PCL, NVDR	100	1,137
Ratchaburi Electricity Generating Holding PCL, NVDR	13,500	20,111
Siam City Cement PCL, NVDR	846	6,568
Siam Commercial Bank PCL, NVDR	2,700	11,912
Thai Airways International PCL, NVDR*	6,230	3,445
Thai Oil PCL, NVDR	15,200	32,768
Thai Union Group PCL, NVDR	45,921	26,706
TMB Bank PCL, NVDR	41,371	2,892
Total Access Communication PCL, NVDR	91	113

		418,087

Turkey — 1.9%
Akbank TAS	1,981	4,746
Akcansa Cimento AS	1,802	7,198
Anadolu Efes Biracilik Ve Malt Sanayii AS	423	2,309
Arcelik AS	3,250	18,707
Aselsan Elektronik Sanayi Ve Ticaret AS	2,161	9,025
Aygaz AS	1,657	6,075
BIM Birlesik Magazalar AS	1,142	16,496
Coca-Cola Icecek AS	251	2,426
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	17,831	15,385
Enka Insaat ve Sanayi AS	2,098	3,262
Eregli Demir ve Celik Fabrikalari TAS	20,640	33,797
Ford Otomotiv Sanayi AS	1,577	15,920
Haci Omer Sabanci Holding AS	1,883	5,227
KOC Holding AS	738	3,017
Migros Ticaret AS*	548	2,976
Petkim Petrokimya Holding AS	26,741	31,845
TAV Havalimanlari Holding AS	161	673
Tofas Turk Otomobil Fabrikasi AS	683	5,117
Turk Telekomunikasyon AS	2,414	3,833
Turk Traktor ve Ziraat Makineleri AS	459	9,812
Turkcell Iletisim Hizmetleri AS*	2,242	7,342
Turkiye Garanti Bankasi AS	1,349	3,206
Turkiye Sinai Kalkinma Bankasi AS	7,697	3,140

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Turkey (Continued)
Turkiye Sise ve Cam Fabrikalari AS	9,036	$9,764
Turkiye Vakiflar Bankasi TAO, Class D	2,369	3,461
Ulker Biskuvi Sanayi AS	819	4,170

		228,929

United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank PJSC	1,496	2,888
Air Arabia PJSC	44,153	14,788
Al Waha Capital PJSC	6,158	3,706
Aldar Properties PJSC	12,800	8,365
Dana Gas PJSC*	14,510	1,817
DP World Ltd.	116	2,456
Dubai Investments PJSC	7,148	4,905
Dubai Islamic Bank PJSC	1,595	2,714
DXB Entertainments PJSC*	7,993	2,351
Emaar Malls PJSC	3,493	2,492
Emaar Properties PJSC	3,609	7,321
Emirates Telecommunications Group Co. PJSC	1,504	7,208
Union National Bank PJSC	1,055	1,258

		62,269

TOTAL COMMON STOCKS (Cost $10,023,417)		10,479,045

PREFERRED STOCKS — 4.0%
Brazil — 2.9%
Banco Bradesco SA	9	97
Braskem SA, Class A	4,663	48,458
Cia Brasileira de Distribuicao	2,557	47,219
Cia de Gas de Sao Paulo — COMGAS, Class A	1,711	25,904
Cia de Transmissao de Energia Eletrica Paulista	522	11,217
Cia Energetica de Minas Gerais	6,032	20,727
Cia Paranaense de Energia, Class B	1,178	12,761
Gerdau SA	2,873	11,959
Itau Unibanco Holding SA	2,044	26,301
Itausa — Investimentos Itau SA	35,672	115,123
Lojas Americanas SA	1,199	6,321
Telefonica Brasil SA	782	11,540

		337,627

Chile — 0.3%
Embotelladora Andina SA, Class B	4,816	18,435

	Number of Shares	Value
Chile (Continued)
Sociedad Quimica y Minera de Chile SA, Class B	612	$19,228

		37,663

Colombia — 0.4%
Bancolombia SA	2,504	23,392
Cementos Argos SA	3,762	13,877
Grupo Aval Acciones y Valores SA	23,729	9,216
Grupo de Inversiones Suramericana SA	206	2,503

		48,988

Russia — 0.4%
Bashneft PJSC	306	6,747
Surgutneftegas OJSC	19,038	10,363
Tatneft PJSC, Series 3	1,594	5,783
Transneft PJSC	9	28,485

		51,378

TOTAL PREFERRED STOCKS (Cost $441,139)		475,656

RIGHTS — 0.0%
Brazil — 0.0%
Itausa — Investimentos Itau SA*, expires 03/31/17	584	740

Malaysia — 0.0%
IOI Properties Group Bhd*, expires 03/17/17	12,800	2,104

Taiwan — 0.0%
Advanced Semiconductor Engineering, Inc.*, expires 03/21/17	579	73

TOTAL RIGHTS (Cost $0)		2,917

SECURITIES LENDING COLLATERAL — 3.8%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (c)(d) (Cost $456,397)	456,397	456,397

TOTAL INVESTMENTS — 95.8%
(Cost $10,920,953)†		$11,414,015
Other assets and liabilities, net — 4.2%		494,877

NET ASSETS — 100.0%		$11,908,892

*	Non-income producing security.
†	The cost for federal income tax purposes was $10,924,366. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $489,649. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $632,112 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $142,463.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $409,716, which is 3.4% of net assets.
(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2017, open future contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
SGX NIFTY 50 Futures	USD	53	$944,619	3/30/2017	$(3,735)

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$10,476,715	$—	$2,330	$10,479,045
Preferred Stocks (e)	475,656	—	—	475,656
Rights (e)	2,917	—	—	2,917
Short-Term Investments	456,397	—	—	456,397

TOTAL	$11,411,685	$—	$2,330	$11,414,015

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(3,735)	$—	$—	$(3,735)

TOTAL	$(3,735)	$—	$—	$(3,735)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6%
Consumer Discretionary — 17.1%
Advance Auto Parts, Inc.	374	$58,572
Amazon.com, Inc.*	2	1,690
AMC Networks, Inc., Class A*	58	3,469
Aramark	1,867	66,727
AutoNation, Inc.*	67	3,075
AutoZone, Inc.*	126	92,805
Bed Bath & Beyond, Inc.	1,592	64,317
Best Buy Co., Inc.	1,251	55,207
BorgWarner, Inc.	396	16,707
Brinker International, Inc. (a)	2,124	89,718
Brunswick Corp.	675	40,426
Burlington Stores, Inc.*	585	52,071
Cabela’s, Inc.*(a)	196	9,181
Cable One, Inc.	132	82,555
CarMax, Inc.*	331	21,363
Carnival Corp.	1,193	66,748
Carter’s, Inc.	617	54,302
CBS Corp., Class B	1,937	127,687
Charter Communications, Inc., Class A*	9	2,908
Chipotle Mexican Grill, Inc.*	26	10,887
Choice Hotels International, Inc.	277	16,786
Cinemark Holdings, Inc.	2,604	109,029
Coach, Inc.	2,682	102,157
Comcast Corp., Class A	822	30,759
CST Brands, Inc.	364	17,519
D.R. Horton, Inc.	741	23,712
Darden Restaurants, Inc.	3,297	246,220
Delphi Automotive PLC	329	25,047
Dick’s Sporting Goods, Inc.	3,730	182,583
Dillard’s, Inc., Class A (a)	397	21,644
Discovery Communications, Inc., Class A*(a)	1,089	31,320
Discovery Communications, Inc., Class C*	1,686	47,326
DISH Network Corp., Class A*	75	4,650
Dollar General Corp.	1,894	138,300
Domino’s Pizza, Inc.	640	121,478
Dunkin’ Brands Group, Inc.	667	36,692
Extended Stay America, Inc.	296	5,121
Foot Locker, Inc.	2,684	203,098
Ford Motor Co.	2,069	25,925
GameStop Corp., Class A (a)	245	5,988
Gap, Inc.	2,167	53,785
Garmin Ltd.	1,396	72,048
General Motors Co.	946	34,851
Gentex Corp.	3,418	71,881
Genuine Parts Co.	3,262	312,206
Goodyear Tire & Rubber Co.	1,008	35,330
Graham Holdings Co., Class B	25	13,456
H&R Block, Inc.	481	9,889
Hanesbrands, Inc.	445	8,904
Harley-Davidson, Inc.	2,611	147,208
Harman International Industries, Inc.	246	27,459
Hasbro, Inc.	1,426	138,137
Hilton Grand Vacations, Inc.*	97	2,904
Hilton Worldwide Holdings, Inc.	314	17,961
Home Depot, Inc.	163	23,620

	Number of Shares	Value
Consumer Discretionary (Continued)
Hyatt Hotels Corp., Class A*	401	$20,587
International Game Technology PLC	435	11,745
Interpublic Group of Companies, Inc.	3,045	73,385
John Wiley & Sons, Inc., Class A	1,698	88,636
Kohl’s Corp.	2,607	111,110
L Brands, Inc.	245	12,892
Las Vegas Sands Corp.	272	14,402
Lear Corp.	1,250	177,488
Leggett & Platt, Inc.	2,907	142,966
Lennar Corp., Class A	160	7,806
Liberty Expedia Holdings, Inc., Class A*	922	39,904
Liberty Interactive Corp., Class A*	273	5,154
Liberty Media Corp-Liberty SiriusXM, Class A*	381	14,985
Liberty Media Corp-Liberty SiriusXM, Class C*	1,220	47,495
Liberty Ventures, Series A*	480	21,053
Live Nation Entertainment, Inc.*	466	13,239
LKQ Corp.*	2,541	80,245
Lowe’s Cos., Inc.	781	58,083
Lululemon Athletica, Inc.*	196	12,791
Macy’s, Inc.	3,414	113,413
Madison Square Garden Co., Class A*	30	5,381
Marriott International, Inc., Class A	1,006	87,512
Mattel, Inc.	3,222	82,902
McDonald’s Corp.	363	46,337
MGM Resorts International*	172	4,522
Michael Kors Holdings Ltd.*	940	34,310
Michaels Cos., Inc.*	923	18,543
Mohawk Industries, Inc.*	162	36,670
Murphy USA, Inc.*	244	15,543
Newell Brands, Inc.	432	21,181
News Corp., Class A	3,217	41,242
News Corp., Class B	1,006	13,279
NIKE, Inc., Class B	273	15,605
Nordstrom, Inc. (a)	4,438	207,077
NVR, Inc.*	34	65,789
Omnicom Group, Inc.	2,543	216,409
O’Reilly Automotive, Inc.*	302	82,056
Panera Bread Co., Class A*(a)	366	84,473
Penske Automotive Group, Inc.	380	19,114
Polaris Industries, Inc. (a)	711	60,584
Pool Corp.	923	105,877
Priceline Group, Inc.*	25	43,103
PulteGroup, Inc.	279	6,152
PVH Corp.	1,152	105,523
Ralph Lauren Corp.	618	49,026
Regal Entertainment Group, Class A (a)	2,805	60,532
Ross Stores, Inc.	3,046	208,895
Royal Caribbean Cruises Ltd.	106	10,187
Sally Beauty Holdings, Inc.*	984	21,520
Scripps Networks Interactive, Inc., Class A	681	55,004
Service Corp. International	1,379	42,377
ServiceMaster Global Holdings, Inc.*	277	11,033
Signet Jewelers Ltd.	94	5,977
Sirius XM Holdings, Inc. (a)	6,392	32,535
Six Flags Entertainment Corp.	808	48,973

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Consumer Discretionary (Continued)
Staples, Inc.	7,737	$69,556
Starbucks Corp.	440	25,023
Target Corp.	3,026	177,838
TEGNA, Inc.	464	11,892
Thor Industries, Inc.	1,018	112,815
Tiffany & Co. (a)	952	87,460
Time Warner, Inc.	736	72,283
TJX Cos., Inc.	1,897	148,820
Toll Brothers, Inc.*	195	6,657
Tractor Supply Co.	337	23,897
Tupperware Brands Corp.	1,531	92,457
Twenty-First Century Fox, Inc., Class A	719	21,512
Twenty-First Century Fox, Inc., Class B	231	6,780
Ulta Beauty, Inc.*	163	44,569
Under Armour, Inc., Class C*	125	2,320
Urban Outfitters, Inc.*	1,801	46,880
Vail Resorts, Inc.	585	105,990
VF Corp.	751	39,390
Viacom, Inc., Class B	569	24,723
Vista Outdoor, Inc.*	245	4,956
Visteon Corp.*	1,456	134,928
Walt Disney Co.	161	17,724
Wendy’s Co.	3,256	45,389
Whirlpool Corp.	745	133,050
Williams-Sonoma, Inc. (a)	957	46,501
Wyndham Worldwide Corp.	1,258	104,716
Yum China Holdings, Inc.*	4,651	123,670
Yum! Brands, Inc.	3,962	258,798

		8,308,624

Consumer Staples — 6.7%
Altria Group, Inc.	532	39,857
Archer-Daniels-Midland Co.	5,701	267,776
Brown-Forman Corp., Class A	73	3,639
Brown-Forman Corp., Class B	549	26,769
Bunge Ltd.	788	64,498
Campbell Soup Co.	1,082	64,217
Casey’s General Stores, Inc.	265	30,364
Church & Dwight Co., Inc.	2,544	126,793
Clorox Co.	380	51,988
Coca-Cola Co.	208	8,728
Colgate-Palmolive Co.	770	56,195
Conagra Brands, Inc.	1,328	54,727
Constellation Brands, Inc., Class A	128	20,328
Costco Wholesale Corp.	511	90,539
CVS Health Corp.	125	10,073
Dr Pepper Snapple Group, Inc.	600	56,064
Edgewell Personal Care Co.*	280	20,675
Energizer Holdings, Inc.	261	14,318
Estee Lauder Cos., Inc., Class A	585	48,467
Flowers Foods, Inc. (a)	178	3,428
General Mills, Inc.	1,662	100,335
Hain Celestial Group, Inc.*	304	10,756
Hershey Co.	1,357	147,031
Hormel Foods Corp.	1,057	37,259
Ingredion, Inc.	1,468	177,467
JM Smucker Co.	972	137,762

	Number of Shares	Value
Consumer Staples (Continued)
Kellogg Co.	517	$38,294
Kimberly-Clark Corp.	262	34,728
Kroger Co.	515	16,377
Lamb Weston Holdings, Inc.	3,175	124,428
McCormick & Co., Inc.	1,123	110,526
Mead Johnson Nutrition Co.	703	61,716
Molson Coors Brewing Co., Class B	261	26,202
Mondelez International, Inc., Class A	1,328	58,326
Nu Skin Enterprises, Inc., Class A	69	3,418
PepsiCo, Inc.	264	29,140
Philip Morris International, Inc.	277	30,290
Pilgrim’s Pride Corp. (a)	131	2,670
Pinnacle Foods, Inc.	1,226	70,041
Post Holdings, Inc.*	244	19,976
Procter & Gamble Co.	177	16,119
Spectrum Brands Holdings, Inc.	372	50,488
Sprouts Farmers Market, Inc.*(a)	396	7,310
Sysco Corp.	8,546	450,545
TreeHouse Foods, Inc.*(a)	193	16,420
Tyson Foods, Inc., Class A	3,584	224,215
US Foods Holding Corp.*	413	11,378
Walgreens Boots Alliance, Inc.	515	44,486
Wal-Mart Stores, Inc.	363	25,748
WhiteWave Foods Co.*	379	20,875
Whole Foods Market, Inc.	2,294	70,357

		3,234,126

Energy — 0.9%
Antero Resources Corp.*(a)	178	4,268
Apache Corp.	169	8,888
Baker Hughes, Inc.	178	10,730
Cabot Oil & Gas Corp.	517	11,322
Chevron Corp.	101	11,363
Concho Resources, Inc.*	42	5,563
ConocoPhillips	109	5,185
Devon Energy Corp.	550	23,848
Diamondback Energy, Inc.*	26	2,622
Dril-Quip, Inc.*(a)	363	22,270
Enbridge, Inc.	1,437	60,139
EOG Resources, Inc.	58	5,625
EQT Corp.	544	32,580
Exxon Mobil Corp.	159	12,930
Halliburton Co.	261	13,953
Helmerich & Payne, Inc. (a)	346	23,656
Kinder Morgan, Inc.	817	17,410
Murphy Oil Corp.	232	6,563
National Oilwell Varco, Inc.	584	23,605
Oceaneering International, Inc.	177	5,013
ONEOK, Inc. (a)	169	9,135
Patterson-UTI Energy, Inc.	375	10,358
Phillips 66	378	29,556
Pioneer Natural Resources Co.	42	7,811
Rowan Cos. PLC, Class A*	212	3,841
Schlumberger Ltd.	177	14,224
Tesoro Corp.	42	3,578
Valero Energy Corp.	481	32,684
Williams Cos., Inc.	130	3,684

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Energy (Continued)
World Fuel Services Corp.	449	$16,240

		438,644

Financials — 15.6%
Affiliated Managers Group, Inc.	332	55,753
Aflac, Inc.	2,230	161,341
AGNC Investment Corp. REIT	2,305	45,247
Alleghany Corp.*	132	85,246
Allied World Assurance Co. Holdings AG	837	44,210
Allstate Corp.	2,100	172,536
Ally Financial, Inc.	1,189	26,741
American Express Co.	705	56,442
American Financial Group, Inc.	639	60,104
American International Group, Inc.	211	13,487
American National Insurance Co.	107	12,851
Ameriprise Financial, Inc.	445	58,518
AmTrust Financial Services, Inc. (a)	307	7,061
Annaly Capital Management, Inc. REIT	299	3,319
Aon PLC	1,220	141,093
Arch Capital Group Ltd.*	885	83,694
Arthur J Gallagher & Co.	2,814	160,257
Artisan Partners Asset Management, Inc., Class A	161	4,580
Aspen Insurance Holdings Ltd.	1,355	75,948
Associated Banc-Corp.	951	24,488
Assurant, Inc.	332	32,868
Assured Guaranty Ltd.	2,816	115,766
Axis Capital Holdings Ltd.	2,132	147,748
Bank of America Corp.	193	4,763
Bank of Hawaii Corp.	329	27,787
Bank of New York Mellon Corp.	601	28,331
BankUnited, Inc.	280	11,096
BB&T Corp.	919	44,314
Berkshire Hathaway, Inc., Class B*	260	44,569
BlackRock, Inc.	42	16,273
BOK Financial Corp. (a)	165	13,606
Brown & Brown, Inc.	2,369	102,104
Capital One Financial Corp.	708	66,453
CBOE Holdings, Inc.	932	72,743
Charles Schwab Corp.	139	5,617
Chimera Investment Corp. REIT	2,920	56,181
Chubb Ltd.	345	47,669
Cincinnati Financial Corp.	1,799	131,255
CIT Group, Inc.	1,055	45,260
Citigroup, Inc.	144	8,613
Citizens Financial Group, Inc.	788	29,448
CME Group, Inc.	263	31,944
CNA Financial Corp.	197	8,447
Comerica, Inc.	642	45,762
Commerce Bancshares, Inc.	567	33,464
Credit Acceptance Corp.*(a)	28	5,613
Cullen/Frost Bankers, Inc.	365	33,752
Discover Financial Services	2,238	159,211
Donnelley Financial Solutions, Inc.*	719	16,616
E*Trade Financial Corp.*	261	9,007
East West Bancorp, Inc.	479	25,924
Eaton Vance Corp.	3,694	172,251

	Number of Shares	Value
Financials (Continued)
Endurance Specialty Holdings Ltd.	702	$65,237
Erie Indemnity Co., Class A	109	12,929
Everest Re Group Ltd.	906	213,037
FactSet Research Systems, Inc.	500	88,950
Federated Investors, Inc., Class B	1,413	38,391
Fifth Third Bancorp	3,317	91,019
First American Financial Corp.	2,328	90,955
First Horizon National Corp.	754	15,035
First Republic Bank	329	30,870
FNF Group	2,634	100,961
Franklin Resources, Inc.	2,815	121,158
Goldman Sachs Group, Inc.	92	22,822
Hanover Insurance Group, Inc.	685	61,664
Hartford Financial Services Group, Inc.	1,289	63,019
Huntington Bancshares, Inc.	2,429	34,346
Interactive Brokers Group, Inc., Class A	144	5,286
Intercontinental Exchange, Inc.	398	22,738
Invesco Ltd.	2,102	67,663
JPMorgan Chase & Co.	69	6,253
KeyCorp	2,232	41,895
Lazard Ltd., Class A	1,558	67,088
Leucadia National Corp.	579	15,413
Lincoln National Corp.	710	49,814
Loews Corp.	1,345	63,188
LPL Financial Holdings, Inc.	437	17,279
M&T Bank Corp.	254	42,410
Markel Corp.*	39	38,209
MarketAxess Holdings, Inc.	347	67,745
Marsh & McLennan Cos., Inc.	3,322	244,101
Mercury General Corp. (a)	346	20,286
MetLife, Inc.	546	28,632
MFA Financial, Inc. REIT	7,597	60,928
Moody’s Corp.	777	86,535
Morgan Stanley	245	11,189
Morningstar, Inc.	178	14,281
MSCI, Inc.	704	66,591
Nasdaq, Inc.	822	58,452
Navient Corp.	1,121	17,275
Northern Trust Corp.	464	40,530
Old Republic International Corp.	2,210	45,769
PacWest Bancorp	580	31,958
People’s United Financial, Inc.	1,250	24,000
PNC Financial Services Group, Inc.	398	50,638
Popular, Inc.	1,425	62,786
Principal Financial Group, Inc.	1,497	93,622
ProAssurance Corp.	381	22,517
Progressive Corp.	5,895	230,966
Prudential Financial, Inc.	610	67,429
Raymond James Financial, Inc.	295	23,175
Regions Financial Corp.	3,686	56,285
Reinsurance Group of America, Inc.	1,080	140,465
RenaissanceRe Holdings Ltd.	886	130,809
S&P Global, Inc.	835	108,107
SEI Investments Co.	652	32,828
Signature Bank*	93	14,648
SLM Corp.*	1,832	21,966
Starwood Property Trust, Inc. REIT	1,389	31,753

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Financials (Continued)
State Street Corp.	164	$13,072
SunTrust Banks, Inc.	1,091	64,904
SVB Financial Group*	73	13,935
Synchrony Financial	2,405	87,157
Synovus Financial Corp.	479	20,223
T. Rowe Price Group, Inc.	2,484	176,886
TCF Financial Corp.	1,253	21,802
TD Ameritrade Holding Corp.	500	19,550
Thomson Reuters Corp.	1,074	45,430
Torchmark Corp.	2,041	158,239
Travelers Cos., Inc.	885	108,182
Two Harbors Investment Corp. REIT	2,270	21,111
Unum Group	2,741	133,843
US Bancorp	583	32,065
Validus Holdings Ltd.	1,767	101,885
Voya Financial, Inc.	480	19,790
W.R. Berkley Corp.	1,393	98,931
Wells Fargo & Co.	41	2,373
Western Alliance Bancorp*	263	13,581
White Mountains Insurance Group Ltd.	48	44,940
XL Group Ltd.	1,690	68,428
Zions Bancorporation	477	21,417

		7,569,010

Health Care — 7.1%
Abbott Laboratories	1,287	58,018
AbbVie, Inc.	204	12,615
Aetna, Inc.	1,254	161,465
Agilent Technologies, Inc.	986	50,582
Alere, Inc.*	93	3,562
Align Technology, Inc.*	314	32,267
AmerisourceBergen Corp.	137	12,537
Amgen, Inc.	101	17,830
Anthem, Inc.	748	123,285
Baxter International, Inc.	1,461	74,394
Becton Dickinson and Co.	466	85,301
Biogen, Inc.*	84	24,242
Bio-Rad Laboratories, Inc., Class A*	211	41,069
Bio-Techne Corp.	583	61,985
Bioverativ, Inc.*	38	1,979
Boston Scientific Corp.*	584	14,337
Bristol-Myers Squibb Co.	42	2,382
Bruker Corp.	510	12,316
C.R. Bard, Inc.	413	101,284
Cardinal Health, Inc.	923	75,105
Celgene Corp.*	62	7,658
Centene Corp.*	396	27,918
Cerner Corp.*	336	18,493
Charles River Laboratories International, Inc.*	262	22,786
Cigna Corp.	584	86,958
Cooper Cos., Inc.	381	75,872
Danaher Corp.	435	37,214
DaVita, Inc.*	668	46,366
DENTSPLY SIRONA, Inc.	651	41,352
Edwards Lifesciences Corp.*	396	37,240
Eli Lilly & Co.	202	16,728

	Number of Shares	Value
Health Care (Continued)
Envision Healthcare Corp.*	125	$8,750
Express Scripts Holding Co.*	811	57,297
Gilead Sciences, Inc.	105	7,400
HCA Holdings, Inc.*	1,077	93,957
Henry Schein, Inc.*	893	153,203
Hill-Rom Holdings, Inc.	1,024	68,045
Hologic, Inc.*	735	29,826
Humana, Inc.	582	122,948
IDEXX Laboratories, Inc.*	582	84,355
Intuitive Surgical, Inc.*	72	53,064
Johnson & Johnson	140	17,109
Laboratory Corp. of America Holdings*	96	13,657
LifePoint Health, Inc.*	194	12,426
McKesson Corp.	125	18,766
MEDNAX, Inc.*	314	22,354
Medtronic PLC	313	25,325
Merck & Co., Inc.	404	26,611
Mettler-Toledo International, Inc.*	206	98,101
Patheon N.V.*	346	10,899
Patterson Cos., Inc. (a)	1,227	55,767
PerkinElmer, Inc.	304	16,495
Pfizer, Inc.	329	11,225
Premier, Inc., Class A*	125	3,929
QIAGEN NV*	643	18,300
Quest Diagnostics, Inc.	1,731	168,669
Quintiles IMS Holdings, Inc.*	197	15,246
ResMed, Inc.	785	56,544
Stryker Corp.	650	83,564
Teleflex, Inc.	430	82,207
Thermo Fisher Scientific, Inc.	252	39,735
United Therapeutics Corp.*	104	15,363
UnitedHealth Group, Inc.	231	38,203
Universal Health Services, Inc., Class B	670	84,152
Varex Imaging Corp.*(a)	449	15,634
Varian Medical Systems, Inc.*	1,127	94,544
VCA, Inc.*	1,109	100,808
Veeva Systems, Inc., Class A*	42	1,835
VWR Corp.*	715	20,092
Waters Corp.*	398	61,686
WellCare Health Plans, Inc.*	545	76,954
West Pharmaceutical Services, Inc.	1,050	86,594
Zoetis, Inc.	346	18,445

		3,475,224

Industrials — 18.0%
3M Co.	266	49,569
Acuity Brands, Inc.	92	19,440
AECOM*	846	30,752
AGCO Corp.	1,119	68,169
Air Lease Corp.	581	22,618
Alaska Air Group, Inc.	1,221	119,438
Allegion PLC	108	7,840
Allison Transmission Holdings, Inc.	1,381	49,688
AMERCO	28	10,816
American Airlines Group, Inc. (a)	314	14,557
AMETEK, Inc.	466	25,150
AO Smith Corp.	1,431	72,065

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Arconic, Inc.	941	$27,091
Armstrong World Industries, Inc.*(a)	142	6,532
B/E Aerospace, Inc.	781	49,672
Boeing Co.	445	80,202
BWX Technologies, Inc.	2,365	109,831
C.H. Robinson Worldwide, Inc.	2,570	206,551
Carlisle Cos., Inc.	1,081	111,667
Caterpillar, Inc.	568	54,903
Cintas Corp.	1,081	127,569
Clean Harbors, Inc.*	600	34,776
Colfax Corp.*	330	12,556
Copa Holdings SA, Class A	59	6,283
Copart, Inc.*(a)	2,398	141,818
Covanta Holding Corp. (a)	482	7,808
Crane Co.	747	54,001
CSX Corp.	2,497	121,254
Cummins, Inc.	1,561	231,793
Deere & Co.	651	71,278
Delta Air Lines, Inc.	1,361	67,955
Donaldson Co., Inc.	2,201	94,533
Dover Corp.	956	76,576
Dun & Bradstreet Corp.	261	27,546
Eaton Corp. PLC	1,559	112,217
Emerson Electric Co.	819	49,222
Equifax, Inc.	986	129,274
Expeditors International of Washington, Inc.	2,535	142,923
Fastenal Co.	1,550	77,546
FedEx Corp.	365	70,438
Flowserve Corp. (a)	651	30,239
Fluor Corp.	1,962	108,675
Fortive Corp.	1,126	64,914
Fortune Brands Home & Security, Inc.	363	20,992
General Dynamics Corp.	551	104,585
Genesee & Wyoming, Inc., Class A*	482	35,735
Graco, Inc.	908	82,410
HD Supply Holdings, Inc.*	1,761	75,723
HEICO Corp.	138	11,337
HEICO Corp., Class A	311	22,065
Hertz Global Holdings, Inc.*(a)	1,244	28,264
Hexcel Corp.	720	39,586
Honeywell International, Inc.	300	37,350
Hubbell, Inc.	617	73,188
Huntington Ingalls Industries, Inc.	1,188	259,578
IDEX Corp.	685	63,150
Illinois Tool Works, Inc.	701	92,539
Ingersoll-Rand PLC	1,008	79,995
ITT, Inc.	1,385	56,743
Jacobs Engineering Group, Inc.	3,351	189,030
JB Hunt Transport Services, Inc.	1,486	145,881
JetBlue Airways Corp.*	1,895	37,824
Kansas City Southern	648	57,432
KAR Auction Services, Inc.	1,354	60,686
KBR, Inc.	748	11,257
Kirby Corp.*(a)	1,040	71,968
L3 Technologies, Inc.	485	81,635
Landstar System, Inc.	1,799	156,153

	Number of Shares	Value
Industrials (Continued)
Lennox International, Inc.	483	$79,511
Lincoln Electric Holdings, Inc.	1,320	111,157
Lockheed Martin Corp.	93	24,792
LSC Communications, Inc.	618	17,564
Macquarie Infrastructure Corp.	140	10,772
Manitowoc Foodservice, Inc.*(a)	3,177	60,554
ManpowerGroup, Inc.	371	36,002
Masco Corp.	1,218	41,144
Middleby Corp.*	133	18,448
MSC Industrial Direct Co., Inc., Class A	1,384	139,217
Nielsen Holdings PLC	735	32,605
Nordson Corp.	512	61,460
Norfolk Southern Corp.	585	70,803
Northrop Grumman Corp.	408	100,813
Old Dominion Freight Line, Inc.*	1,417	130,024
Orbital ATK, Inc.	177	16,358
Oshkosh Corp.	1,108	75,222
Owens Corning	1,049	61,356
PACCAR, Inc.	2,228	148,853
Parker-Hannifin Corp.	913	141,369
Pentair PLC	278	16,141
Quanta Services, Inc.*	5,468	204,066
Raytheon Co.	430	66,284
Regal Beloit Corp.	211	15,709
Republic Services, Inc.	1,188	73,597
Robert Half International, Inc.	1,489	71,829
Rockwell Automation, Inc.	756	114,232
Rockwell Collins, Inc.	500	47,795
Rollins, Inc.	1,426	52,135
Roper Technologies, Inc.	109	22,803
RR Donnelley & Sons Co. (a)	141	2,365
Ryder System, Inc.	821	62,519
Snap-on, Inc.	430	72,958
Southwest Airlines Co.	3,534	204,265
Spirit AeroSystems Holdings, Inc., Class A	2,198	135,419
Spirit Airlines, Inc.*	402	20,988
Stanley Black & Decker, Inc.	1,217	154,742
Textron, Inc.	803	37,982
Timken Co.	1,043	46,101
Toro Co.	1,828	110,064
TransDigm Group, Inc.	159	40,418
Trinity Industries, Inc.	199	5,341
Union Pacific Corp.	717	77,393
United Continental Holdings, Inc.*	548	40,601
United Parcel Service, Inc., Class B	547	57,851
United Rentals, Inc.*	160	20,485
United Technologies Corp.	514	57,851
USG Corp.*(a)	160	5,397
Valmont Industries, Inc.	347	54,566
Verisk Analytics, Inc.*	41	3,400
W.W. Grainger, Inc.	500	123,980
WABCO Holdings, Inc.*	532	59,733
Wabtec Corp.	1,149	92,058
Waste Management, Inc.	1,059	77,646
Watsco, Inc.	639	94,744
WESCO International, Inc.*	675	46,912

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Xylem, Inc.	1,532	$73,720

		8,734,965

Information Technology — 13.1%
Accenture PLC, Class A	512	62,720
Activision Blizzard, Inc.	204	9,207
Adobe Systems, Inc.*	264	31,242
Akamai Technologies, Inc.*	532	33,303
Alliance Data Systems Corp.	42	10,205
Alphabet, Inc., Class A*	2	1,690
Alphabet, Inc., Class C*	2	1,646
Amdocs Ltd.	2,509	152,171
Amphenol Corp., Class A	1,383	95,717
Analog Devices, Inc.	1,567	128,384
ANSYS, Inc.*	530	56,583
Apple, Inc.	160	21,918
Applied Materials, Inc.	5,056	183,128
Arista Networks, Inc.*	58	6,901
ARRIS International PLC*	211	5,444
Arrow Electronics, Inc.*	1,118	80,720
Autodesk, Inc.*	61	5,264
Automatic Data Processing, Inc.	720	73,886
Avnet, Inc.	344	15,852
Booz Allen Hamilton Holding Corp.	619	22,142
Broadcom Ltd.	117	24,679
Broadridge Financial Solutions, Inc.	1,353	93,803
Brocade Communications Systems, Inc.	812	9,996
CA, Inc.	2,268	73,188
Cadence Design Systems, Inc.*	4,613	142,542
CDK Global, Inc.	707	46,966
CDW Corp.	585	34,456
Cisco Systems, Inc.	871	29,771
Citrix Systems, Inc.*	653	51,554
Cognex Corp.	583	44,780
Cognizant Technology Solutions Corp., Class A*	701	41,548
CommerceHub, Inc., Series A*	178	2,937
CommerceHub, Inc., Series C*	198	3,237
Computer Sciences Corp.	207	14,192
Conduent, Inc.*	820	13,194
CoreLogic, Inc.*	449	17,596
Corning, Inc.	7,444	205,529
CoStar Group, Inc.*	16	3,251
CSRA, Inc.	110	3,280
Dell Technologies, Inc., Class V*	803	50,982
Dolby Laboratories, Inc., Class A	1,350	66,002
DST Systems, Inc.	365	43,654
eBay, Inc.*	3,761	127,498
EchoStar Corp., Class A*	785	41,817
Electronic Arts, Inc.*	480	41,520
Euronet Worldwide, Inc.*	172	14,238
F5 Networks, Inc.*	805	115,332
Fidelity National Information Services, Inc.	110	9,050
Fiserv, Inc.*	631	72,817
FleetCor Technologies, Inc.*	129	21,930
FLIR Systems, Inc.	2,041	74,925

	Number of Shares	Value
Information Technology (Continued)
Fortinet, Inc.*	227	$8,478
Gartner, Inc.*	504	52,018
Genpact Ltd.*	1,058	25,646
Global Payments, Inc.	58	4,622
Harris Corp.	1,245	136,826
Hewlett Packard Enterprise Co.	1,752	39,981
HP, Inc.	14,702	255,374
IAC/InterActiveCorp*	144	10,647
Intel Corp.	935	33,847
International Business Machines Corp.	246	44,236
Intuit, Inc.	1,100	137,984
IPG Photonics Corp.*	74	8,754
Jabil Circuit, Inc.	433	11,046
Jack Henry & Associates, Inc.	890	83,455
Juniper Networks, Inc.	713	19,964
Keysight Technologies, Inc.*	1,496	56,250
KLA-Tencor Corp.	1,075	96,879
Lam Research Corp.	1,314	155,762
Leidos Holdings, Inc.	1,261	67,211
Linear Technology Corp.	2,739	176,885
LogMeIn, Inc.	110	10,093
Manhattan Associates, Inc.*	38	1,906
Marvell Technology Group Ltd.	207	3,229
Mastercard, Inc., Class A	261	28,830
Maxim Integrated Products, Inc.	1,461	64,722
Microchip Technology, Inc.	1,393	101,020
Microsoft Corp.	160	10,237
Motorola Solutions, Inc.	2,159	170,496
National Instruments Corp.	719	23,181
NCR Corp.*	1,225	58,886
NetApp, Inc.	2,502	104,659
NVIDIA Corp.	296	30,038
ON Semiconductor Corp.*	1,748	26,447
Oracle Corp.	212	9,029
Paychex, Inc.	1,143	70,203
PayPal Holdings, Inc.*	313	13,146
PTC, Inc.*	107	5,766
Qorvo, Inc.*	109	7,205
QUALCOMM, Inc.	1,018	57,497
Red Hat, Inc.*	298	24,677
Sabre Corp.	617	13,518
salesforce.com, Inc.*	68	5,532
Skyworks Solutions, Inc.	380	36,028
Symantec Corp.	15,810	451,692
Synopsys, Inc.*	3,222	230,180
Teradata Corp.*	498	15,488
Teradyne, Inc.	3,666	104,261
Texas Instruments, Inc.	1,419	108,724
Total System Services, Inc.	611	33,287
Trimble, Inc.*	840	26,065
Ultimate Software Group, Inc.*	59	11,410
Vantiv, Inc., Class A*	788	51,519
VeriSign, Inc.*(a)	277	22,844
Versum Materials, Inc.*	2,870	86,990
Visa, Inc., Class A	176	15,477
VMware, Inc., Class A*(a)	467	41,979
Western Union Co.	10,628	208,734

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
WEX, Inc.*	246	$27,363
Xerox Corp.	4,147	30,854
Xilinx, Inc.	974	57,291
Zebra Technologies Corp., Class A*	110	9,978

		6,370,733

Materials — 7.0%
AdvanSix, Inc.*	941	25,670
Air Products & Chemicals, Inc.	668	93,834
Albemarle Corp.	73	7,410
Alcoa Corp.	3,277	113,351
AptarGroup, Inc.	482	35,914
Ashland Global Holdings, Inc.	364	43,920
Avery Dennison Corp.	2,069	166,989
Axalta Coating Systems Ltd.*	406	11,819
Ball Corp.	160	11,765
Bemis Co., Inc.	2,071	102,659
Berry Plastics Group, Inc.*	948	47,713
Cabot Corp.	1,457	84,477
Celanese Corp., Series A	770	68,661
Compass Minerals International, Inc. (a)	229	17,358
Crown Holdings, Inc.*	854	45,766
Domtar Corp.	1,219	46,432
Dow Chemical Co.	1,634	101,733
E.I. du Pont de Nemours & Co.	347	27,253
Eagle Materials, Inc.	269	27,898
Eastman Chemical Co.	1,434	115,078
Ecolab, Inc.	386	47,852
FMC Corp.	125	7,202
Graphic Packaging Holding Co.	3,533	47,166
Huntsman Corp.	609	13,763
International Flavors & Fragrances, Inc.	448	56,314
International Paper Co.	4,102	216,175
LyondellBasell Industries NV, Class A	639	58,302
Martin Marietta Materials, Inc.	207	44,702
Monsanto Co.	481	54,752
Mosaic Co.	2,748	85,710
NewMarket Corp.	99	43,133
Newmont Mining Corp.	468	16,024
Nucor Corp.	2,703	169,127
Owens-Illinois, Inc.*	507	10,039
Packaging Corp. of America	1,457	134,671
PPG Industries, Inc.	986	100,996
Praxair, Inc.	1,040	123,458
Reliance Steel & Aluminum Co.	2,606	220,598
RPM International, Inc.	2,852	151,983
Scotts Miracle-Gro Co.	580	52,565
Sealed Air Corp.	1,193	55,451
Sherwin-Williams Co.	230	70,964
Silgan Holdings, Inc.	309	18,423
Sonoco Products Co. (a)	3,025	161,293
Southern Copper Corp. (a)	74	2,713
Steel Dynamics, Inc.	1,891	69,211
Valspar Corp.	504	56,055
Valvoline, Inc. (a)	711	15,941
Vulcan Materials Co.	144	17,368
W.R. Grace & Co.	127	8,997

	Number of Shares	Value
Materials (Continued)
Westlake Chemical Corp.	228	$14,462
WestRock Co.	1,283	68,923

		3,410,033

Real Estate — 4.2%
Alexandria Real Estate Equities, Inc. REIT	178	21,237
American Campus Communities, Inc. REIT	396	20,236
American Homes 4 Rent, Class A REIT	139	3,304
American Tower Corp. REIT	246	28,238
Apartment Investment & Management Co., Class A REIT	230	10,702
Apple Hospitality REIT, Inc. REIT	448	8,799
AvalonBay Communities, Inc. REIT	160	29,405
Boston Properties, Inc. REIT	171	23,774
Brandywine Realty Trust REIT	246	4,098
Brixmor Property Group, Inc. REIT	380	8,869
Camden Property Trust REIT	542	45,880
Care Capital Properties, Inc. REIT	177	4,653
CBRE Group, Inc., Class A*	653	23,260
Colony NorthStar, Inc., Class A REIT	1,252	18,379
Columbia Property Trust, Inc. REIT	207	4,780
CoreCivic, Inc. REIT	314	10,582
Corporate Office Properties Trust REIT	2,435	83,009
Crown Castle International Corp. REIT	871	81,465
CubeSmart REIT	130	3,542
DCT Industrial Trust, Inc. REIT	566	27,077
Digital Realty Trust, Inc. REIT	396	42,768
Douglas Emmett, Inc. REIT	340	13,716
Duke Realty Corp. REIT	1,221	31,306
Empire State Realty Trust, Inc., Class A REIT	430	9,378
EPR Properties REIT	955	73,497
Equinix, Inc. REIT	50	18,803
Equity Commonwealth REIT*	276	8,628
Equity LifeStyle Properties, Inc. REIT	410	32,644
Equity One, Inc. REIT	295	9,340
Equity Residential REIT	329	20,750
Essex Property Trust, Inc. REIT	43	10,092
Extra Space Storage, Inc. REIT	69	5,464
Federal Realty Investment Trust REIT	117	16,465
Forest City Realty Trust, Inc., Class A REIT	821	18,760
Gaming and Leisure Properties, Inc. REIT	1,319	42,208
GGP, Inc. REIT	1,163	28,912
Healthcare Trust of America, Inc., Class A REIT	229	7,367
Highwoods Properties, Inc. REIT	444	23,306
Hospitality Properties Trust REIT	1,797	57,109
Host Hotels & Resorts, Inc. REIT	4,745	85,363
Howard Hughes Corp.*	37	4,306
Iron Mountain, Inc. REIT	720	26,172
Jones Lang LaSalle, Inc.	60	6,882
Kilroy Realty Corp. REIT	551	42,510
Kimco Realty Corp. REIT	2,703	65,548
Lamar Advertising Co., Class A REIT	1,150	86,802
Liberty Property Trust REIT	1,760	69,414
Life Storage, Inc. REIT	63	5,584

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Real Estate (Continued)
Macerich Co. REIT	314	$21,157
Mid-America Apartment Communities, Inc. REIT	396	40,681
National Retail Properties, Inc. REIT	669	30,266
Omega Healthcare Investors, Inc. REIT	433	14,133
Outfront Media, Inc. REIT	132	3,425
Park Hotels & Resorts, Inc. REIT	194	4,955
Piedmont Office Realty Trust, Inc., Class A REIT	889	20,394
Prologis, Inc. REIT	822	41,963
Public Storage REIT	94	21,381
Quality Care Properties, Inc. REIT*	1,260	23,915
Rayonier, Inc. REIT	551	15,781
Realty Income Corp. REIT	467	28,618
Regency Centers Corp. REIT	263	18,502
Retail Properties of America, Inc., Class A REIT	1,360	20,958
SBA Communications Corp. REIT*	173	20,028
Senior Housing Properties Trust REIT	2,376	48,708
Simon Property Group, Inc. REIT	158	29,135
SL Green Realty Corp. REIT	92	10,367
Spirit Realty Capital, Inc. REIT	759	8,341
STORE Capital Corp. REIT	532	13,252
Sun Communities, Inc. REIT	329	27,251
Tanger Factory Outlet Centers, Inc. REIT	1,995	67,571
Taubman Centers, Inc. REIT	246	17,161
UDR, Inc. REIT	178	6,497
Uniti Group, Inc. REIT	102	2,955
Ventas, Inc. REIT	445	28,947
Vornado Realty Trust REIT	263	28,896
Weingarten Realty Investors REIT	771	27,347
Welltower, Inc. REIT	279	19,636
Weyerhaeuser Co. REIT	1,227	41,374
WP Carey, Inc. REIT	278	17,539

		2,045,517

Telecommunication Services — 0.7%
AT&T, Inc.	430	17,970
CenturyLink, Inc.	5,542	134,449
Frontier Communications Corp. (a)	942	2,760
Level 3 Communications, Inc.*	986	56,448
Telephone & Data Systems, Inc.	1,689	45,654
T-Mobile US, Inc.*	206	12,881
United States Cellular Corp.*	193	7,216
Verizon Communications, Inc.	737	36,577
Zayo Group Holdings, Inc.*	615	19,385

		333,340

Utilities — 9.2%
AES Corp.	13,235	152,467
Alliant Energy Corp.	2,972	117,335
Ameren Corp.	3,534	193,274
American Electric Power Co., Inc.	2,132	142,780

	Number of Shares	Value
Utilities (Continued)
American Water Works Co., Inc.	1,486	$115,908
Aqua America, Inc.	888	28,185
Atmos Energy Corp.	1,081	84,631
Avangrid, Inc.	329	14,384
Calpine Corp.*	1,084	12,694
CenterPoint Energy, Inc.	5,188	141,736
CMS Energy Corp.	2,869	127,728
Consolidated Edison, Inc.	2,339	180,197
Dominion Resources, Inc.	685	53,183
DTE Energy Co.	1,282	129,969
Duke Energy Corp.	1,053	86,925
Edison International	3,157	251,739
Entergy Corp.	1,894	145,194
Eversource Energy	1,397	81,948
Exelon Corp.	6,309	231,603
FirstEnergy Corp.	3,601	116,780
Great Plains Energy, Inc.	1,989	57,800
Hawaiian Electric Industries, Inc.	1,363	45,361
MDU Resources Group, Inc.	974	26,405
National Fuel Gas Co.	614	37,024
NextEra Energy, Inc.	646	84,626
NiSource, Inc.	8,633	206,415
NRG Energy, Inc.	667	11,046
OGE Energy Corp.	3,860	142,164
PG&E Corp.	1,728	115,344
Pinnacle West Capital Corp.	2,103	172,846
PPL Corp.	1,632	60,188
Public Service Enterprise Group, Inc.	4,810	221,164
SCANA Corp.	1,593	110,475
Sempra Energy	940	103,673
Southern Co.	1,567	79,635
UGI Corp.	4,191	202,132
Vectren Corp.	1,902	107,178
WEC Energy Group, Inc.	405	24,409
Westar Energy, Inc.	2,057	111,037
Xcel Energy, Inc.	3,627	158,536

		4,486,118

TOTAL COMMON STOCKS (Cost $46,401,793)		48,406,334

SECURITIES LENDING COLLATERAL — 2.2%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (b)(c) (Cost $1,088,259)	1,088,259	1,088,259

TOTAL INVESTMENTS — 101.8% (Cost $47,490,052)†		$49,494,593
Other assets and liabilities, net — (1.8%)		(887,994)

NET ASSETS — 100.0%		$48,606,599

*	Non-income producing security.
†	The cost for federal income tax purposes was $47,606,557. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $1,888,036. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,504,492 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $616,456.

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $1,053,542, which is 2.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust

At February 28, 2017, open future contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 futures	USD	1	$172,770	3/17/2017	$6,200

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$48,406,334	$—	$—	$48,406,334
Short-Term Investments	1,088,259	—	—	1,088,259
Derivatives (e)
Futures Contracts	6,200	—	—	6,200

TOTAL	$49,500,793	$—	$—	$49,500,793

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF

February 28, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.7%
Consumer Discretionary — 15.3%
1-800-Flowers.com, Inc., Class A*	407	$4,070
Aaron’s, Inc. (a)	186	5,074
Abercrombie & Fitch Co., Class A (a)	54	646
Acushnet Holdings Corp.*(a)	27	473
AMC Entertainment Holdings, Inc., Class A	264	8,276
American Axle & Manufacturing Holdings, Inc.*	143	2,834
American Eagle Outfitters, Inc.	306	4,850
American Outdoor Brands Corp.*(a)	189	3,674
American Public Education, Inc.*	171	4,130
America’s Car-Mart, Inc.*	108	3,440
Arctic Cat, Inc.*(a)	51	943
Asbury Automotive Group, Inc.*	59	3,844
Ascent Capital Group, Inc., Class A*	86	1,380
At Home Group, Inc.*	22	331
AV Homes, Inc.*(a)	83	1,369
Barnes & Noble Education, Inc.*	254	2,438
Barnes & Noble, Inc.	484	4,743
Bassett Furniture Industries, Inc.	144	3,938
Beazer Homes USA, Inc.*	183	2,233
Belmond Ltd., Class A*	200	2,590
Big 5 Sporting Goods Corp.	264	3,551
Big Lots, Inc. (a)	176	9,036
Biglari Holdings, Inc.*	7	3,006
BJ’s Restaurants, Inc.*	105	3,817
Bloomin’ Brands, Inc.	330	5,640
Bob Evans Farms, Inc.	261	14,807
Bojangles’, Inc.*(a)	38	800
Boyd Gaming Corp.*	36	708
Bridgepoint Education, Inc.*	68	634
Bright Horizons Family Solutions, Inc.*	13	898
Buckle, Inc. (a)	81	1,608
Buffalo Wild Wings, Inc.*	12	1,860
Build-A-Bear Workshop, Inc.*	194	1,756
Caesars Acquisition Co., Class A*	44	645
Caleres, Inc.	116	3,465
Callaway Golf Co.	329	3,326
Camping World Holdings, Inc., Class A	132	4,642
Capella Education Co.	113	8,599
Career Education Corp.*	126	1,050
Carriage Services, Inc. (a)	87	2,242
Carrols Restaurant Group, Inc.*	336	5,309
Cato Corp., Class A	122	3,051
Cavco Industries, Inc.*	44	5,247
Century Casinos, Inc.*	150	1,026
Century Communities, Inc.*	47	1,074
Cheesecake Factory, Inc.	93	5,678
Chegg, Inc.*(a)	113	893
Chico’s FAS, Inc.	545	7,892
Children’s Place, Inc. (a)	126	12,764
Churchill Downs, Inc.	19	2,856
Chuy’s Holdings, Inc.*	68	1,938
Citi Trends, Inc.	170	2,834
ClubCorp Holdings, Inc.	95	1,624
Collectors Universe, Inc.	156	3,650
Columbia Sportswear Co.	18	989

	Number of Shares	Value
Consumer Discretionary (Continued)
Cooper Tire & Rubber Co. (a)	77	$3,115
Cooper-Standard Holdings, Inc.*	48	5,376
Core-Mark Holding Co., Inc.	135	4,390
Cracker Barrel Old Country Store, Inc. (a)	21	3,381
Crocs, Inc.*	150	997
CSS Industries, Inc.	98	2,409
Culp, Inc.	155	5,270
Daily Journal Corp.*(a)	4	835
Dana, Inc.	285	5,384
Dave & Buster’s Entertainment, Inc.*	50	2,859
Deckers Outdoor Corp.*	68	3,592
Del Frisco’s Restaurant Group, Inc.*	272	4,325
Del Taco Restaurants, Inc.*	212	2,631
Delta Apparel, Inc.*	41	718
Denny’s Corp.*	814	10,224
Destination XL Group, Inc.*	116	348
DeVry Education Group, Inc.	107	3,440
DineEquity, Inc.	31	1,854
Dorman Products, Inc.*	59	4,611
DSW, Inc., Class A	206	4,332
Duluth Holdings, Inc., Class B*	15	316
El Pollo Loco Holdings, Inc.*(a)	50	625
Eldorado Resorts, Inc.*(a)	266	4,336
Entercom Communications Corp., Class A (a)	174	2,723
Entravision Communications Corp., Class A	113	605
Eros International PLC*(a)	201	2,312
Escalade, Inc.	128	1,664
Ethan Allen Interiors, Inc.	216	6,210
Express, Inc.*	189	2,124
Fiesta Restaurant Group, Inc.*	75	1,489
Finish Line, Inc., Class A	667	10,872
Five Below, Inc.*	59	2,274
Flexsteel Industries, Inc.	98	4,927
Fogo De Chao, Inc.*(a)	18	252
Fossil Group, Inc.*(a)	42	794
Fox Factory Holding Corp.*	125	3,350
Francesca’s Holdings Corp.*	164	2,783
Fred’s, Inc., Class A (a)	96	1,702
FTD Cos, Inc.*	69	1,667
Gaia, Inc.*	141	1,206
Gannett Co., Inc.	72	628
Genesco, Inc.*	177	10,319
Gentherm, Inc.*	25	906
G-III Apparel Group Ltd.*(a)	22	566
GNC Holdings, Inc., Class A (a)	35	290
Golden Entertainment, Inc.	83	984
Grand Canyon Education, Inc.*	74	4,542
Group 1 Automotive, Inc.	36	2,797
Guess?, Inc. (a)	137	1,740
Habit Restaurants, Inc., Class A*(a)	19	256
Haverty Furniture Cos., Inc.	263	6,102
Helen of Troy Ltd.*	15	1,466
Hibbett Sports, Inc.*(a)	293	8,643
Hooker Furniture Corp.	110	3,630
Horizon Global Corp.*	276	5,045

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Consumer Discretionary (Continued)
Houghton Mifflin Harcourt Co.*	56	$619
HSN, Inc.	50	1,885
Iconix Brand Group, Inc.*	98	756
ILG, Inc.	123	2,322
IMAX Corp.*	33	1,068
Installed Building Products, Inc.*	16	753
International Speedway Corp., Class A	119	4,415
Intrawest Resorts Holdings, Inc.*	170	4,005
iRobot Corp.*(a)	86	4,909
Isle of Capri Casinos, Inc.*	104	2,526
J Alexander’s Holdings, Inc.*	102	949
Jack in the Box, Inc.	33	3,092
JAKKS Pacific, Inc.*	80	420
Jamba, Inc.*(a)	44	427
Johnson Outdoors, Inc., Class A	95	3,333
K12, Inc.*	201	3,590
KB Home (a)	240	4,260
Kirkland’s, Inc.*	176	1,989
Kona Grill, Inc.*	19	121
La Quinta Holdings, Inc.*	119	1,649
La-Z-Boy, Inc.	258	6,966
LCI Industries	62	6,677
LGI Homes, Inc.*(a)	39	1,131
Libbey, Inc.	75	1,050
Liberty Media Corp.-Liberty Braves, Class A*	13	286
Liberty Media Corp.-Liberty Braves, Class C*	44	968
Liberty Media Corp.-Liberty Formula One, Class A*	86	2,589
Liberty Media Corp.-Liberty Formula One, Class C*	87	2,671
Liberty TripAdvisor Holdings, Inc., Class A*	22	296
Lifetime Brands, Inc.	224	3,248
Lindblad Expeditions Holdings, Inc.*	125	1,121
Lithia Motors, Inc., Class A (a)	30	2,870
Loral Space & Communications, Inc.*	12	491
Luby’s, Inc.*	183	619
Lumber Liquidators Holdings, Inc.*(a)	50	886
M/I Homes, Inc.*	62	1,463
Malibu Boats, Inc., Class A*	65	1,336
Marcus Corp.	285	8,892
Marine Products Corp.	225	2,389
MarineMax, Inc.*	131	2,947
Marriott Vacations Worldwide Corp.	48	4,509
MCBC Holdings, Inc.	108	1,585
MDC Holdings, Inc. (a)	81	2,364
Meredith Corp. (a)	69	4,326
Meritage Homes Corp.*	60	2,133
Metaldyne Performance Group, Inc.	30	699
Modine Manufacturing Co.*	314	3,564
Monarch Casino & Resort, Inc.*	87	2,217
Monro Muffler Brake, Inc.	24	1,380
Motorcar Parts of America, Inc.*	22	624
Movado Group, Inc.	96	2,328
MSG Networks, Inc., Class A*	156	3,401
NACCO Industries, Inc., Class A	129	8,321

	Number of Shares	Value
Consumer Discretionary (Continued)
Nathan’s Famous, Inc.*	33	$2,046
National CineMedia, Inc.	168	2,155
New Home Co, Inc.*(a)	54	564
New Media Investment Group, Inc.	144	2,222
New York Times Co., Class A	110	1,584
Nexstar Media Group, Inc.	27	1,862
Nutrisystem, Inc.	158	7,347
Office Depot, Inc.	108	450
Ollie’s Bargain Outlet Holdings, Inc.*(a)	38	1,191
Overstock.com, Inc.*	56	1,033
Oxford Industries, Inc.	74	4,160
Papa John’s International, Inc. (a)	42	3,315
Party City Holdco, Inc.*(a)	18	260
Penn National Gaming, Inc.*	72	1,042
Perry Ellis International, Inc.*	134	3,121
PetMed Express, Inc. (a)	299	6,297
Pier 1 Imports, Inc.	1,594	10,728
Pinnacle Entertainment, Inc.*	318	5,520
Planet Fitness, Inc., Class A	92	1,979
Popeyes Louisiana Kitchen, Inc.*	62	4,899
Potbelly Corp.*	333	4,346
Radio One, Inc., Class D*	89	245
Reading International, Inc., Class A*	156	2,487
Red Lion Hotels Corp.*	90	671
Red Robin Gourmet Burgers, Inc.*	48	2,191
Red Rock Resorts, Inc., Class A	162	3,559
Regis Corp.*	263	3,238
Rent-A-Center, Inc. (a)	207	1,795
Ruth’s Hospitality Group, Inc.	362	6,100
Saga Communications, Inc., Class A	41	2,046
Salem Media Group, Inc.	125	894
Scientific Games Corp., Class A*	60	1,239
SeaWorld Entertainment, Inc.	95	1,831
Select Comfort Corp.*(a)	140	3,289
Shoe Carnival, Inc.	261	6,614
Shutterfly, Inc.*(a)	63	2,859
Sinclair Broadcast Group, Inc., Class A	57	2,274
Sonic Automotive, Inc., Class A	63	1,367
Sonic Corp.	80	2,022
Sotheby’s*	80	3,610
Spartan Motors, Inc.	885	5,885
Speedway Motorsports, Inc.	41	874
Sportsman’s Warehouse Holdings, Inc.*	30	146
Standard Motor Products, Inc.	131	6,284
Stein Mart, Inc.	209	752
Steven Madden Ltd.*	153	5,715
Stoneridge, Inc.*	237	4,003
Strattec Security Corp. (a)	9	268
Strayer Education, Inc.*	47	3,644
Sturm Ruger & Co., Inc. (a)	44	2,193
Superior Industries International, Inc.	508	11,379
Superior Uniform Group, Inc.	60	1,099
Tailored Brands, Inc. (a)	216	4,992
Taylor Morrison Home Corp., Class A*	72	1,449
Tenneco, Inc.*	69	4,437
Texas Roadhouse, Inc.	92	3,892
Tile Shop Holdings, Inc.*	90	1,584

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Consumer Discretionary (Continued)
Tilly’s, Inc., Class A	303	$3,342
Time, Inc.	47	825
TopBuild Corp.*	126	5,289
Tower International, Inc.	86	2,378
Townsquare Media, Inc., Class A*	27	293
TRI Pointe Group, Inc.*	153	1,827
Tuesday Morning Corp.*	150	548
UCP, Inc., Class A*	152	1,649
Unifi, Inc.*	57	1,556
Unique Fabricating, Inc.	19	218
Universal Electronics, Inc.*	60	4,122
Vera Bradley, Inc.*	77	805
Vitamin Shoppe, Inc.*	98	2,087
West Marine, Inc.*	303	2,785
Weyco Group, Inc.	22	602
William Lyon Homes, Class A*(a)	31	571
Wingstop, Inc. (a)	59	1,552
Winmark Corp. (a)	33	3,744
Winnebago Industries, Inc.	219	7,227
Wolverine World Wide, Inc.	215	5,412
World Wrestling Entertainment, Inc., Class A (a)	122	2,560
ZAGG, Inc.*	62	375
Zoe’s Kitchen, Inc.*	45	806
Zumiez, Inc.*	294	5,998

		719,481

Consumer Staples — 3.0%
AdvancePierre Foods Holdings, Inc.	15	434
Alliance One International, Inc.*	15	215
Amplify Snack Brands, Inc.*(a)	44	441
Andersons, Inc.	125	4,944
Avon Products, Inc.*	59	260
B&G Foods, Inc. (a)	22	935
Boston Beer Co, Inc., Class A*(a)	9	1,428
Calavo Growers, Inc. (a)	128	7,219
Cal-Maine Foods, Inc. (a)	65	2,467
Central Garden & Pet Co.*(a)	44	1,485
Central Garden & Pet Co., Class A*	140	4,473
Coca-Cola Bottling Co. Consolidated	9	1,549
Craft Brew Alliance, Inc.*	92	1,352
Darling Ingredients, Inc.*	312	4,059
Dean Foods Co.	152	2,773
elf Beauty, Inc.*(a)	9	249
Farmer Brothers Co.*	42	1,372
Fresh Del Monte Produce, Inc.	75	4,340
Freshpet, Inc.*	30	303
HRG Group, Inc.*	51	937
Ingles Markets, Inc., Class A	99	4,638
Inter Parfums, Inc.	80	2,768
Inventure Foods, Inc.*(a)	25	140
J&J Snack Foods Corp.	24	3,211
John B Sanfilippo & Son, Inc.	138	8,473
Lancaster Colony Corp.	18	2,372
Landec Corp.*	221	2,785
Lifevantage Corp.*	71	393
Lifeway Foods, Inc.*	27	284

	Number of Shares	Value
Consumer Staples (Continued)
Limoneira Co.	65	$1,194
Medifast, Inc.	146	6,547
MGP Ingredients, Inc. (a)	33	1,460
National Beverage Corp. (a)	10	584
Nature’s Sunshine Products, Inc.	96	1,094
Nutraceutical International Corp.	119	4,010
Oil-Dri Corp. of America	59	2,082
Omega Protein Corp.	98	2,494
Orchids Paper Products Co. (a)	19	542
Performance Food Group Co.*	47	1,109
PriceSmart, Inc.	16	1,414
Primo Water Corp.*	123	1,764
Revlon, Inc., Class A*	10	336
Sanderson Farms, Inc. (a)	56	5,322
Seneca Foods Corp., Class A*	53	1,990
Smart & Final Stores, Inc.*(a)	54	753
Snyder’s-Lance, Inc.	28	1,108
SpartanNash Co.	320	11,168
SUPERVALU, Inc.*	63	238
Tootsie Roll Industries, Inc. (a)	75	2,936
Turning Point Brands, Inc.*	28	369
United Natural Foods, Inc.*	74	3,186
Universal Corp.	78	5,281
USANA Health Sciences, Inc.*	16	929
Vector Group Ltd.	66	1,504
Village Super Market, Inc., Class A	236	6,988
WD-40 Co.	35	3,847
Weis Markets, Inc.	96	5,760

		142,308

Energy — 1.4%
Adams Resources & Energy, Inc.	6	243
Archrock, Inc.	400	5,460
Ardmore Shipping Corp. (a)	38	260
Atwood Oceanics, Inc.*(a)	114	1,198
Bristow Group, Inc.	21	330
Callon Petroleum Co.*	13	164
DHT Holdings, Inc. (a)	99	458
Era Group, Inc.*	71	978
Evolution Petroleum Corp.	553	4,839
Exterran Corp.*	162	4,931
Forum Energy Technologies, Inc.*	62	1,345
GasLog Ltd. (a)	86	1,329
Geospace Technologies Corp.*	21	347
Green Plains, Inc. (a)	35	877
Helix Energy Solutions Group, Inc.*	33	273
International Seaways, Inc*	173	3,244
Mammoth Energy Services, Inc.*(a)	51	1,096
Matrix Service Co.*	156	2,527
McDermott International, Inc.*	440	3,238
Natural Gas Services Group, Inc.*	180	4,689
Newpark Resources, Inc.*	300	2,310
Nordic American Tankers Ltd. (a)	132	1,048
Oil States International, Inc.*	90	3,312
Panhandle Oil and Gas, Inc., Class A (a)	129	2,541
Parker Drilling Co.*	301	572
PDC Energy, Inc.*	9	608

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Energy (Continued)
PHI, Inc.*	50	$724
Pioneer Energy Services Corp.*	89	467
Renewable Energy Group, Inc.*	141	1,255
REX American Resources Corp.*	57	4,744
RigNet, Inc.*	13	229
Ring Energy, Inc.*	27	334
Sanchez Energy Corp.*(a)	39	448
Scorpio Tankers, Inc.	176	678
SEACOR Holdings, Inc.*	51	3,511
SemGroup Corp., Class A	31	1,090
Ship Finance International Ltd. (a)	146	2,154
Smart Sand, Inc.*(a)	35	601
Teekay Corp. (a)	56	550
TETRA Technologies, Inc.*	93	418
Unit Corp.*	25	679
US Silica Holdings, Inc.	6	303
Western Refining, Inc.	13	475
Westmoreland Coal Co.*	72	1,040

		67,917

Financials — 30.9%
1st Source Corp.	111	5,185
Access National Corp. (a)	113	3,120
ACNB Corp.	129	3,741
AG Mortgage Investment Trust, Inc. REIT	387	6,912
Allegiance Bancshares, Inc.*	92	3,395
Ambac Financial Group, Inc.*	341	7,536
American Equity Investment Life Holding Co.	155	4,171
American National Bankshares, Inc.	107	3,911
Ameris Bancorp	75	3,622
AMERISAFE, Inc.	132	8,488
Ames National Corp.	117	3,767
Anworth Mortgage Asset Corp. REIT	1,072	5,832
Apollo Commercial Real Estate Finance, Inc. REIT	279	5,131
Ares Commercial Real Estate Corp. REIT	703	9,505
Argo Group International Holdings Ltd.	119	7,967
Arlington Asset Investment Corp., Class A (a)	162	2,388
ARMOUR Residential REIT, Inc. REIT (a)	270	6,072
Arrow Financial Corp.	164	5,724
Astoria Financial Corp.	173	3,199
Atlantic Capital Bancshares, Inc.*	75	1,350
Atlas Financial Holdings, Inc.*	86	1,161
Baldwin & Lyons, Inc., Class B	138	3,284
Banc of California, Inc. (a)	159	3,093
BancFirst Corp.	47	4,481
Banco Latinoamericano de Comercio Exterior SA, Class E	403	11,336
Bancorp, Inc.*(a)	45	233
BancorpSouth, Inc.	95	2,945
Bank Mutual Corp.	321	3,114
Bank of Marin Bancorp	68	4,658
Bank of NT Butterfield & Son Ltd.	24	782
Bank of the Ozarks, Inc. (a)	7	383
BankFinancial Corp.	131	1,948

	Number of Shares	Value
Financials (Continued)
Bankwell Financial Group, Inc.	48	$1,577
Banner Corp.	42	2,441
Bar Harbor Bankshares	174	7,414
Bear State Financial, Inc.	65	619
Beneficial Bancorp, Inc.	213	3,472
Berkshire Hills Bancorp, Inc.	159	5,621
BGC Partners, Inc., Class A	375	4,230
Blue Capital Reinsurance Holdings Ltd.	146	2,876
Blue Hills Bancorp, Inc.	137	2,514
BNC Bancorp	114	4,098
BofI Holding, Inc.*(a)	156	4,920
Boston Private Financial Holdings, Inc.	464	7,981
Bridge Bancorp, Inc.	93	3,315
Brookline Bancorp, Inc.	439	6,958
Bryn Mawr Bank Corp.	141	5,788
BSB Bancorp, Inc.*	84	2,339
C&F Financial Corp.	51	2,422
California First National Bancorp	28	441
Camden National Corp.	122	5,180
Capital Bank Financial Corp., Class A	62	2,530
Capital City Bank Group, Inc.	101	2,063
Capitol Federal Financial, Inc.	282	4,255
Capstar Financial Holdings, Inc.*(a)	13	257
Capstead Mortgage Corp. REIT	1,036	10,961
Cardinal Financial Corp.	162	5,061
Carolina Financial Corp. (a)	117	3,512
Cascade Bancorp*	180	1,485
Cathay General Bancorp	77	3,025
CenterState Banks, Inc.	257	6,350
Central Pacific Financial Corp.	269	8,495
Central Valley Community Bancorp	180	3,697
Century Bancorp, Inc., Class A	42	2,659
Charter Financial Corp.	141	2,757
Chemical Financial Corp.	50	2,663
Chemung Financial Corp.	51	1,849
Citizens & Northern Corp. (a)	167	3,919
Citizens, Inc.*(a)	356	3,247
City Holding Co.	125	8,187
Clifton Bancorp, Inc.	158	2,539
CNB Financial Corp.	258	6,200
CNO Financial Group, Inc.	150	3,136
CoBiz Financial, Inc.	233	3,973
Codorus Valley Bancorp, Inc.	105	2,731
Cohen & Steers, Inc.	72	2,708
Columbia Banking System, Inc.	96	3,829
Community Bank System, Inc.	78	4,634
Community Trust Bancorp, Inc.	138	6,334
ConnectOne Bancorp, Inc.	260	6,526
County Bancorp, Inc.	41	1,105
Cowen Group, Inc., Class A*(a)	90	1,287
Crawford & Co., Class B	137	1,482
CU Bancorp*	57	2,240
CVB Financial Corp.	162	3,847
CYS Investments, Inc. REIT	680	5,454
Diamond Hill Investment Group, Inc.	22	4,411
Dime Community Bancshares, Inc.	215	4,622
Donegal Group, Inc., Class A	171	2,840

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Dynex Capital, Inc. REIT	814	$5,584
Eagle Bancorp, Inc.*	50	3,112
EMC Insurance Group, Inc.	120	3,336
Employers Holdings, Inc.	251	9,438
Encore Capital Group, Inc.*(a)	93	3,097
Enova International, Inc.*	357	5,123
Enstar Group Ltd.*	4	775
Enterprise Bancorp, Inc.	129	4,275
Enterprise Financial Services Corp.	170	7,471
Equity Bancshares, Inc., Class A*	68	2,213
ESSA Bancorp, Inc.	111	1,754
Essent Group Ltd.*	131	4,560
EverBank Financial Corp.	140	2,722
Evercore Partners, Inc., Class A	68	5,409
EZCORP, Inc., Class A*	126	1,109
Farmers Capital Bank Corp.	93	3,613
Farmers National Banc Corp.	320	4,416
FB Financial Corp.*	27	857
FBL Financial Group, Inc., Class A (a)	32	2,187
FCB Financial Holdings, Inc., Class A*	59	2,867
Federal Agricultural Mortgage Corp., Class C	221	12,725
Federated National Holding Co.	25	500
Fidelity & Guaranty Life (a)	33	878
Fidelity Southern Corp.	119	2,805
Financial Engines, Inc.	41	1,816
Financial Institutions, Inc.	137	4,685
First BanCorp*	607	3,873
First Bancorp, Inc.	159	4,310
First Bancorp/Southern Pines NC	213	6,401
First Busey Corp.	180	5,566
First Business Financial Services, Inc.	63	1,589
First Citizens BancShares, Inc., Class A	6	2,138
First Commonwealth Financial Corp.	535	7,453
First Community Bancshares, Inc.	270	7,295
First Community Financial Partners, Inc.*(a)	101	1,333
First Connecticut Bancorp, Inc.	155	3,743
First Defiance Financial Corp.	101	4,964
First Financial Bancorp	248	6,882
First Financial Bankshares, Inc. (a)	90	3,960
First Financial Corp.	123	5,713
First Financial Northwest, Inc.	122	2,483
First Foundation, Inc.*	189	3,100
First Internet Bancorp	28	861
First Interstate BancSystem, Inc., Class A	156	6,841
First Merchants Corp.	177	7,101
First Midwest Bancorp, Inc.	215	5,252
First Northwest Bancorp*	93	1,436
First of Long Island Corp.	203	5,582
FirstCash, Inc.	111	4,923
Flagstar Bancorp, Inc.*	9	256
Flushing Financial Corp.	237	6,622
FNB Corp.	162	2,522
FNFV Group*	535	6,661
Franklin Financial Network, Inc.*	53	2,088
Fulton Financial Corp.	210	4,016

	Number of Shares	Value
Financials (Continued)
GAIN Capital Holdings, Inc.	111	$870
GAMCO Investors, Inc., Class A	51	1,519
Genworth Financial, Inc., Class A*	448	1,832
German American Bancorp, Inc.	141	6,690
Glacier Bancorp, Inc.	116	4,283
Global Indemnity Ltd.*	99	3,928
Great Ajax Corp. REIT	180	2,365
Great Southern Bancorp, Inc.	77	3,854
Great Western Bancorp, Inc.	114	4,872
Green Bancorp, Inc.*	107	1,824
Green Dot Corp., Class A*	165	4,836
Greene County Bancorp, Inc.	51	1,125
Greenhill & Co., Inc.	180	5,319
Guaranty Bancorp	153	3,787
Hallmark Financial Services, Inc.*	179	1,973
Hancock Holding Co.	105	4,982
Hanmi Financial Corp.	206	6,880
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	128	2,533
HarborOne Bancorp, Inc.*(a)	51	1,007
HCI Group, Inc. (a)	98	4,831
Heartland Financial USA, Inc.	143	7,086
Hennessy Advisors, Inc.	27	721
Heritage Commerce Corp.	185	2,627
Heritage Financial Corp.	279	6,975
Heritage Insurance Holdings, Inc.	117	1,727
Heritage Oaks Bancorp	294	4,045
Hilltop Holdings, Inc.	125	3,547
Hingham Institution for Savings	16	3,001
Home Bancorp, Inc.	107	3,852
Home BancShares, Inc.	83	2,336
HomeStreet, Inc.*	191	5,214
HomeTrust Bancshares, Inc.*	134	3,216
Hope Bancorp, Inc.	129	2,761
Horace Mann Educators Corp.	174	7,291
Horizon Bancorp	174	4,514
Houlihan Lokey, Inc.	155	4,881
IBERIABANK Corp.	44	3,729
Independence Holding Co.	56	1,016
Independent Bank Corp.	135	2,889
Independent Bank Corp./Rockland MA	87	5,655
Independent Bank Group, Inc.	63	3,988
Infinity Property & Casualty Corp.	86	8,105
International Bancshares Corp.	111	4,224
INTL. FCStone, Inc.*	204	7,701
Invesco Mortgage Capital, Inc. REIT	487	7,573
Investment Technology Group, Inc.	380	7,608
Investors Bancorp, Inc.	150	2,194
Investors Title Co.	38	5,233
James River Group Holdings Ltd.	101	4,345
Janus Capital Group, Inc.	210	2,659
KCG Holdings, Inc., Class A*	384	5,318
Kearny Financial Corp.	225	3,454
Kemper Corp.	87	3,693
Kinsale Capital Group, Inc.	45	1,321
Ladder Capital Corp. REIT	275	3,968

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Ladenburg Thalmann Financial Services, Inc.*	183	$406
Lakeland Bancorp, Inc.	351	6,915
Lakeland Financial Corp.	162	7,353
LCNB Corp.	126	2,747
LegacyTexas Financial Group, Inc.	140	5,963
LendingTree, Inc.*(a)	6	710
Live Oak Bancshares, Inc.	18	413
Macatawa Bank Corp.	400	4,048
Maiden Holdings Ltd.	649	10,027
MainSource Financial Group, Inc.	210	7,192
Manning & Napier, Inc.	174	1,087
Marlin Business Services Corp.	105	2,499
MB Financial, Inc.	59	2,656
MBIA, Inc.*	209	2,157
MBT Financial Corp.	251	2,661
Mercantile Bank Corp.	168	5,618
Merchants Bancshares, Inc.	99	5,094
Meridian Bancorp, Inc.	234	4,458
Meta Financial Group, Inc.	90	7,704
MGIC Investment Corp.*	35	373
Middleburg Financial Corp.	86	3,071
Midland States Bancorp, Inc.	25	879
MidWestOne Financial Group, Inc.	96	3,501
Moelis & Co., Class A	162	5,962
MTGE Investment Corp. REIT	285	4,717
MutualFirst Financial, Inc.	83	2,627
National Bank Holdings Corp., Class A	114	3,761
National Bankshares, Inc.	78	2,956
National Commerce Corp.*	95	3,558
National General Holdings Corp.	87	2,118
National Western Life Group, Inc., Class A	15	4,768
Nationstar Mortgage Holdings, Inc.*(a)	68	1,235
Navigators Group, Inc.	120	6,606
NBT Bancorp, Inc.	177	7,147
Nelnet, Inc., Class A	153	6,853
New Residential Investment Corp. REIT	207	3,492
New York Mortgage Trust, Inc. REIT	1,167	7,387
Nicolet Bankshares, Inc.*	86	4,192
NMI Holdings, Inc., Class A*	134	1,487
Northfield Bancorp, Inc.	173	3,245
Northrim BanCorp, Inc.	86	2,507
Northwest Bancshares, Inc.	309	5,605
OceanFirst Financial Corp.	146	4,262
OFG Bancorp	494	6,373
Old Line Bancshares, Inc.	98	2,749
Old National Bancorp	257	4,716
Old Second Bancorp, Inc.	143	1,566
OM Asset Management PLC	98	1,461
OneBeacon Insurance Group Ltd., Class A	407	6,642
Oppenheimer Holdings, Inc., Class A	105	1,743
Opus Bank	16	346
Orchid Island Capital, Inc. REIT (a)	275	2,701
Oritani Financial Corp.	246	4,231
Orrstown Financial Services, Inc. (a)	72	1,573
Owens Realty Mortgage, Inc. REIT	252	4,208
Pacific Continental Corp.	240	6,036

	Number of Shares	Value
Financials (Continued)
Pacific Mercantile Bancorp*	96	$706
Pacific Premier Bancorp, Inc.*	192	7,680
Paragon Commercial Corp.*	6	300
Park National Corp. (a)	48	5,158
Park Sterling Corp.	556	6,594
Peapack Gladstone Financial Corp.	158	4,952
Penns Woods Bancorp, Inc.	54	2,568
PennyMac Financial Services, Inc., Class A*	170	3,035
PennyMac Mortgage Investment Trust REIT	59	995
Peoples Bancorp, Inc.	216	7,024
Peoples Financial Services Corp. (a)	77	3,202
People’s Utah Bancorp	167	4,442
PHH Corp.*	93	1,174
Pinnacle Financial Partners, Inc.	36	2,498
Piper Jaffray Cos.	197	13,938
PJT Partners, Inc., Class A	131	4,848
PRA Group, Inc.*	98	3,998
Preferred Bank	98	5,502
Premier Financial Bancorp, Inc.	161	2,959
Primerica, Inc.	77	6,218
PrivateBancorp, Inc.	38	2,151
Prosperity Bancshares, Inc.	36	2,683
Provident Bancorp, Inc.*	60	1,170
Provident Financial Holdings, Inc.	120	2,239
Provident Financial Services, Inc.	213	5,655
Pzena Investment Management, Inc., Class A	257	2,580
QCR Holdings, Inc.	167	7,248
Radian Group, Inc.	87	1,619
Redwood Trust, Inc. REIT	66	1,080
Regional Management Corp.*	306	6,423
Renasant Corp.	117	4,802
Republic Bancorp, Inc., Class A	104	3,596
Republic First Bancorp, Inc.*(a)	231	1,848
Resource Capital Corp. REIT	132	1,109
RLI Corp.	51	2,981
S&T Bancorp, Inc.	113	4,022
Safety Insurance Group, Inc.	77	5,467
Sandy Spring Bancorp, Inc.	188	8,095
Seacoast Banking Corp. of Florida*	162	3,763
Selective Insurance Group, Inc.	173	7,664
ServisFirst Bancshares, Inc.	117	4,864
Shore Bancshares, Inc.	216	3,752
SI Financial Group, Inc.	119	1,749
Sierra Bancorp	138	3,952
Silvercrest Asset Management Group, Inc., Class A	111	1,482
Simmons First National Corp., Class A	60	3,450
South State Corp.	54	4,833
Southern First Bancshares, Inc.*	120	4,020
Southern Missouri Bancorp, Inc.	93	3,257
Southern National Bancorp of Virginia, Inc.	152	2,584
Southside Bancshares, Inc.	209	7,363
Southwest Bancorp, Inc.	164	4,371
State Auto Financial Corp.	120	3,220

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Financials (Continued)
State Bank Financial Corp.	137	$3,717
State National Cos., Inc.	428	5,979
Sterling Bancorp	128	3,168
Stewart Information Services Corp.	131	5,818
Stifel Financial Corp.*	28	1,511
Stock Yards Bancorp, Inc.	200	8,840
Stonegate Bank	111	5,147
Suffolk Bancorp	101	4,297
Summit Financial Group, Inc. (a)	171	4,097
Sun Bancorp, Inc.	57	1,473
Territorial Bancorp, Inc.	84	2,706
Texas Capital Bancshares, Inc.*	33	2,942
Third Point Reinsurance Ltd.*	77	955
Tiptree, Inc.	122	775
Tompkins Financial Corp.	89	7,985
Towne Bank	158	5,143
TriCo Bancshares	141	5,123
TriState Capital Holdings, Inc.*	231	5,440
Triumph Bancorp, Inc.*	194	5,219
Trupanion, Inc.*	96	1,493
TrustCo Bank Corp.	846	7,064
Trustmark Corp.	174	5,749
UMB Financial Corp.	39	3,074
Umpqua Holdings Corp.	126	2,370
Union Bankshares Corp.	203	7,361
Union Bankshares, Inc. (a)	83	3,436
United Bankshares, Inc. (a)	47	2,103
United Community Banks, Inc.	171	4,940
United Community Financial Corp.	389	3,349
United Financial Bancorp, Inc.	403	7,198
United Fire Group, Inc.	162	6,840
United Insurance Holdings Corp.	42	711
Universal Insurance Holdings, Inc.	285	7,681
Univest Corp. of Pennsylvania	210	5,849
Valley National Bancorp	215	2,660
Value Line, Inc.	15	269
Veritex Holdings, Inc.*	99	2,836
Virtu Financial, Inc., Class A	33	573
Virtus Investment Partners, Inc. (a)	4	439
Waddell & Reed Financial, Inc., Class A (a)	122	2,347
Walker & Dunlop, Inc.*	25	1,016
Washington Federal, Inc.	128	4,333
Washington Trust Bancorp, Inc.	132	7,154
WashingtonFirst Bankshares, Inc. (a)	81	2,225
Waterstone Financial, Inc.	153	2,838
Webster Financial Corp.	38	2,087
WesBanco, Inc.	123	4,964
West Bancorporation, Inc.	180	3,987
Westamerica Bancorporation (a)	81	4,686
Western Asset Mortgage Capital Corp. REIT	302	3,141
Western New England Bancorp, Inc.	182	1,829
Westwood Holdings Group, Inc.	122	6,937
Wintrust Financial Corp.	41	3,022
WisdomTree Investments, Inc.	28	255
World Acceptance Corp.*(a)	123	6,450
WSFS Financial Corp.	113	5,153

	Number of Shares	Value
Financials (Continued)
Xenith Bankshares, Inc.*	50	$1,332
Yadkin Financial Corp.	111	3,725

		1,452,634

Health Care — 5.0%
Abaxis, Inc.	47	2,343
Accuray, Inc.*(a)	87	448
Aceto Corp.	30	460
Addus HomeCare Corp.*	50	1,610
Air Methods Corp.*	36	1,363
Albany Molecular Research, Inc.*	22	329
Almost Family, Inc.*	22	1,092
AMAG Pharmaceuticals, Inc.*	36	808
Amedisys, Inc.*	44	2,122
American Renal Associates Holdings, Inc.*	47	1,062
AMN Healthcare Services, Inc.*	90	3,703
Amphastar Pharmaceuticals, Inc.*	135	2,088
Analogic Corp.	44	3,623
AngioDynamics, Inc.*	173	2,829
Anika Therapeutics, Inc.*	53	2,480
Atrion Corp.	10	4,880
Audentes Therapeutics, Inc.*	30	465
BioSpecifics Technologies Corp.*	30	1,586
BioTelemetry, Inc.*	83	2,112
Cambrex Corp.*	35	1,972
Cantel Medical Corp.	24	1,971
Capital Senior Living Corp.*	41	689
Cardiovascular Systems, Inc.*	66	1,874
Catalent, Inc.*	38	1,091
Chemed Corp.	22	3,928
Civitas Solutions, Inc.*	21	388
Computer Programs & Systems, Inc.	13	350
CONMED Corp.	63	2,622
Corcept Therapeutics, Inc.*(a)	38	342
CorVel Corp.*	45	1,818
Cross Country Healthcare, Inc.*	66	1,021
CryoLife, Inc.*	305	4,880
Cutera, Inc.*	35	714
Cynosure, Inc., Class A*	59	3,894
Emergent BioSolutions, Inc.*	31	973
Enanta Pharmaceuticals, Inc.*	19	548
Ensign Group, Inc.	42	791
Enzo Biochem, Inc.*	598	3,857
Exactech, Inc.*	224	5,443
Five Prime Therapeutics, Inc.*	9	413
Genomic Health, Inc.*	24	725
Globus Medical, Inc., Class A*	68	1,891
Haemonetics Corp.*	80	2,986
Halyard Health, Inc.*	21	820
HealthEquity, Inc.*	44	1,923
HealthSouth Corp.	56	2,370
HealthStream, Inc.*	51	1,248
Heska Corp.*	51	4,730
HMS Holdings Corp.*	189	3,521
ICU Medical, Inc.*	22	3,309
INC Research Holdings, Inc., Class A*	35	1,528
Innoviva, Inc.*(a)	54	624

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
Inogen, Inc.*	54	$3,705
Insulet Corp.*	16	697
Integra LifeSciences Holdings Corp.*	24	1,026
Intellia Therapeutics, Inc.*	25	357
Invacare Corp.	36	436
IRIDEX Corp.*	80	1,267
Ironwood Pharmaceuticals, Inc.*(a)	21	355
Kindred Healthcare, Inc.	75	675
Landauer, Inc.	131	6,845
LeMaitre Vascular, Inc.	173	3,830
Lexicon Pharmaceuticals, Inc.*(a)	28	449
LHC Group, Inc.*	53	2,545
Ligand Pharmaceuticals, Inc.*(a)	6	628
Luminex Corp.*	138	2,564
Magellan Health, Inc.*	137	9,474
Masimo Corp.*	57	5,151
Medidata Solutions, Inc.*	6	336
Medpace Holdings, Inc.*	10	289
Meridian Bioscience, Inc.	104	1,336
Merit Medical Systems, Inc.*	168	5,174
MiMedx Group, Inc.*(a)	123	1,054
Molina Healthcare, Inc.*	25	1,213
Myovant Sciences Ltd*	35	382
National HealthCare Corp.	59	4,403
National Research Corp., Class A	51	951
Natus Medical, Inc.*	41	1,518
Neogen Corp.*	28	1,816
NuVasive, Inc.*(a)	22	1,645
NxStage Medical, Inc.*	101	2,885
Omnicell, Inc.*	125	4,753
OraSure Technologies, Inc.*	300	3,363
Orthofix International NV*	74	2,643
Owens & Minor, Inc.	152	5,484
PAREXEL International Corp.*	24	1,553
PDL BioPharma, Inc.	1,362	2,915
PharMerica Corp.*	44	1,082
Phibro Animal Health Corp., Class A	24	668
PRA Health Sciences, Inc.*	10	590
Prestige Brands Holdings, Inc.*	24	1,359
Providence Service Corp.*	50	2,031
Quality Systems, Inc.*	25	381
Quidel Corp.*	77	1,617
Quorum Health Corp.*	342	2,924
RadNet, Inc.*	147	875
Repligen Corp.*	44	1,386
RTI Surgical, Inc.*	105	394
SciClone Pharmaceuticals, Inc.*	215	2,128
Select Medical Holdings Corp.*	117	1,685
Spectranetics Corp.*	44	1,224
Surgery Partners, Inc.*	25	562
Surgical Care Affiliates, Inc.*	60	3,403
Surmodics, Inc.*	189	4,678
Tabula Rasa HealthCare, Inc.*	19	269
Tactile Systems Technology, Inc.*	27	546
Tivity Health, Inc.*	155	4,479
Triple-S Management Corp., Class B*	240	4,481
Universal American Corp.*(a)	56	557

	Number of Shares	Value
Health Care (Continued)
US Physical Therapy, Inc.	77	$5,825
Utah Medical Products, Inc.	44	2,724
Vanda Pharmaceuticals, Inc.*	15	214
Vocera Communications, Inc.*	80	1,655
Xencor, Inc.*	9	224
Zeltiq Aesthetics, Inc.*	21	1,163

		233,498

Industrials — 19.1%
AAON, Inc.	132	4,442
AAR Corp.	176	6,058
ABM Industries, Inc.	275	11,217
ACCO Brands Corp.*	532	7,129
Actuant Corp., Class A	90	2,389
Advanced Disposal Services, Inc.*	22	481
Advanced Drainage Systems, Inc.	86	1,896
Advisory Board Co.*	7	315
Aegion Corp.*	273	6,213
Aerojet Rocketdyne Holdings, Inc.*	128	2,482
Aerovironment, Inc.*(a)	53	1,432
Air Transport Services Group, Inc.*	491	8,357
Aircastle Ltd.	110	2,643
Alamo Group, Inc.	98	7,365
Albany International Corp., Class A	95	4,308
Allegiant Travel Co.	13	2,263
Allied Motion Technologies, Inc.	21	507
Altra Industrial Motion Corp.	204	7,925
American Railcar Industries, Inc. (a)	18	802
American Woodmark Corp.*	36	3,112
Apogee Enterprises, Inc.	114	6,519
Applied Industrial Technologies, Inc.	107	6,746
ARC Document Solutions, Inc.*	248	997
ArcBest Corp.	111	3,258
Argan, Inc.	63	4,341
Armstrong Flooring, Inc.*	225	4,808
Astec Industries, Inc.	107	6,759
Astronics Corp.*	60	2,011
Atkore International Group, Inc.*	18	472
Atlas Air Worldwide Holdings, Inc.*	95	5,401
AZZ, Inc.	66	3,871
Babcock & Wilcox Enterprises, Inc.*	149	2,458
Barnes Group, Inc.	81	4,059
Barrett Business Services, Inc.	62	3,970
Beacon Roofing Supply, Inc.*	15	682
Blue Bird Corp.*(a)	207	3,519
Brady Corp., Class A	285	10,901
Briggs & Stratton Corp.	381	8,153
Brink’s Co.	146	7,804
Caesarstone Ltd.*(a)	22	735
CAI International, Inc.*	68	1,052
Casella Waste Systems, Inc., Class A*	482	5,630
CBIZ, Inc.*	403	5,360
CEB, Inc.	33	2,559
CECO Environmental Corp.	105	1,186
Celadon Group, Inc.	113	910
Chart Industries, Inc.*	77	2,740
CIRCOR International, Inc.	50	3,105

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Columbus McKinnon Corp.	80	$2,065
Comfort Systems USA, Inc.	200	7,630
Continental Building Products, Inc.*	143	3,496
Costamare, Inc.	108	660
Covenant Transportation Group, Inc., Class A*	41	822
CRA International, Inc.	212	7,602
CSW Industrials, Inc.*	48	1,781
Cubic Corp.	42	2,207
Curtiss-Wright Corp.	22	2,152
Deluxe Corp.	53	3,900
DigitalGlobe, Inc.*	143	4,526
DMC Global, Inc.	56	837
Douglas Dynamics, Inc.	308	10,272
Ducommun, Inc.*	62	1,910
DXP Enterprises, Inc.*	31	1,085
Dycom Industries, Inc.*	33	2,712
Echo Global Logistics, Inc.*	31	677
EMCOR Group, Inc.	72	4,427
Encore Wire Corp.	68	3,230
EnerSys	41	3,146
Ennis, Inc.	345	5,641
EnPro Industries, Inc.	72	4,700
ESCO Technologies, Inc.	155	8,401
Essendant, Inc.	53	844
Esterline Technologies Corp.*	21	1,867
Exponent, Inc.	84	4,826
Federal Signal Corp.	210	3,125
Forward Air Corp.	102	5,054
Franklin Covey Co.*	194	3,482
Franklin Electric Co., Inc.	131	5,489
FreightCar America, Inc.	42	576
FTI Consulting, Inc.*	101	4,064
G&K Services, Inc., Class A	83	7,843
GATX Corp. (a)	98	5,692
Gencor Industries, Inc.*	137	1,952
Generac Holdings, Inc.*	69	2,694
General Cable Corp.	240	4,008
Gibraltar Industries, Inc.*	143	5,927
Global Brass & Copper Holdings, Inc.	264	8,884
GMS, Inc.*	25	752
Gorman-Rupp Co.	102	3,175
GP Strategies Corp.*	93	2,292
Graham Corp.	119	2,610
Granite Construction, Inc.	68	3,605
Great Lakes Dredge & Dock Corp.*	448	1,949
Greenbrier Cos., Inc. (a)	105	4,415
Griffon Corp.	122	3,068
H&E Equipment Services, Inc.	99	2,598
Hardinge, Inc.	159	1,665
Harsco Corp.*	234	3,299
Hawaiian Holdings, Inc.*	83	4,038
Healthcare Services Group, Inc.	80	3,310
Heartland Express, Inc.	165	3,422
Heidrick & Struggles International, Inc.	80	1,956
Heritage-Crystal Clean, Inc.*	161	2,399
Herman Miller, Inc.	194	5,781

	Number of Shares	Value
Industrials (Continued)
Hill International, Inc.*	311	$1,539
Hillenbrand, Inc.	113	4,108
HNI Corp.	129	5,911
Hub Group, Inc., Class A*	266	13,433
Hurco Cos., Inc.	141	3,877
Huron Consulting Group, Inc.*	28	1,217
Hyster-Yale Materials Handling, Inc.	101	6,150
ICF International, Inc.*	143	6,142
IES Holdings, Inc.*	72	1,350
InnerWorkings, Inc.*	368	3,573
Insperity, Inc.	152	12,654
Insteel Industries, Inc.	156	5,635
Interface, Inc.	200	3,780
John Bean Technologies Corp.	41	3,665
Joy Global, Inc.	35	987
Kadant, Inc.	173	10,709
Kaman Corp. (a)	68	3,520
Kelly Services, Inc., Class A	400	8,552
Kennametal, Inc.	84	3,116
KEYW Holding Corp.*	33	327
Kforce, Inc.	128	3,296
Kimball International, Inc., Class B	754	12,366
KLX, Inc.*	28	1,410
Knight Transportation, Inc.	149	4,872
Knoll, Inc.	227	5,073
Korn/Ferry International	21	649
Kratos Defense & Security Solutions, Inc.*	503	4,150
Lawson Products, Inc.*	31	857
Layne Christensen Co.*	107	1,022
Lindsay Corp. (a)	41	3,283
LSI Industries, Inc.	120	1,186
Lydall, Inc.*	155	7,858
Manitowoc Co, Inc.*(a)	817	4,967
Marten Transport Ltd.	300	7,365
Masonite International Corp.*	41	3,202
MasTec, Inc.*	90	3,533
Matson, Inc.	48	1,629
Matthews International Corp., Class A	59	3,885
McGrath RentCorp	227	8,542
Mercury Systems, Inc.*	15	560
Meritor, Inc.*	237	3,875
Miller Industries, Inc.	273	6,825
Mistras Group, Inc.*	119	2,680
Mobile Mini, Inc.	62	2,018
Moog, Inc., Class A*	41	2,771
MRC Global, Inc.*	590	11,924
MSA Safety, Inc.	39	2,818
Mueller Industries, Inc.	125	5,228
Mueller Water Products, Inc., Class A	320	3,965
Multi-Color Corp.	31	2,223
MYR Group, Inc.*	439	16,467
National Presto Industries, Inc. (a)	59	5,876
Navigant Consulting, Inc.*	327	7,619
Navistar International Corp.*	30	811
NCI Building Systems, Inc.*	48	768
Neff Corp., Class A*	38	593
NN, Inc.	28	563

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
NOW, Inc.*	96	$1,837
Omega Flex, Inc.	15	681
On Assignment, Inc.*	12	566
Orion Group Holdings, Inc.*	245	2,293
PAM Transportation Services, Inc.*	9	164
Park-Ohio Holdings Corp.	71	3,170
Patrick Industries, Inc.*	7	559
PGT Innovations, Inc.*	114	1,146
Ply Gem Holdings, Inc.*	105	1,827
Powell Industries, Inc.	170	5,549
Preformed Line Products Co.	27	1,243
Primoris Services Corp.	69	1,715
Proto Labs, Inc.*(a)	13	710
Quad/Graphics, Inc.	272	7,385
Quanex Building Products Corp.	171	3,343
Radiant Logistics, Inc.*	520	2,912
Raven Industries, Inc.	225	6,649
RBC Bearings, Inc.*	18	1,679
Resources Connection, Inc.	312	5,273
Rexnord Corp.*	96	2,128
Roadrunner Transportation Systems, Inc.*	161	1,214
RPX Corp.*	407	4,375
Rush Enterprises, Inc., Class A*	168	5,793
Rush Enterprises, Inc., Class B*	35	1,120
Saia, Inc.*	231	11,169
Simpson Manufacturing Co., Inc.	114	4,920
SiteOne Landscape Supply, Inc.*	27	1,059
SkyWest, Inc.	123	4,323
SP Plus Corp.*	222	7,160
Sparton Corp.*	134	3,107
SPX Corp.*	210	5,540
SPX FLOW, Inc.*	36	1,224
Standex International Corp.	56	5,348
Steelcase, Inc., Class A	192	3,072
Sun Hydraulics Corp.	99	3,663
Supreme Industries, Inc., Class A	294	5,748
Swift Transportation Co.*(a)	296	6,429
TASER International, Inc.*	105	2,695
Team, Inc.*	25	859
Teledyne Technologies, Inc.*	18	2,365
Tennant Co.	99	6,955
Tetra Tech, Inc.	113	4,548
Textainer Group Holdings Ltd.	22	347
Thermon Group Holdings, Inc.*	191	3,851
Titan International, Inc.	120	1,589
Titan Machinery, Inc.*	108	1,528
TPI Composites, Inc.*(a)	54	942
TRC Cos, Inc.*	71	728
Trex Co., Inc.*	72	4,897
TriMas Corp.*	71	1,566
TriNet Group, Inc.*	144	3,866
Triton International Ltd/Bermuda	93	2,298
Triumph Group, Inc.	25	695
TrueBlue, Inc.*	92	2,387
Tutor Perini Corp.*	146	4,446
UniFirst Corp.	45	5,990
Univar, Inc.*	22	708

	Number of Shares	Value
Industrials (Continued)
Universal Forest Products, Inc.	83	$7,952
Universal Logistics Holdings, Inc.	77	1,051
US Ecology, Inc.	120	6,090
Vectrus, Inc.*	33	799
Veritiv Corp.*	108	6,010
Viad Corp.	294	13,877
Vicor Corp.*	119	1,934
VSE Corp.	28	1,139
Wabash National Corp.	587	12,415
WageWorks, Inc.*	39	3,003
Watts Water Technologies, Inc., Class A	53	3,389
Werner Enterprises, Inc.	159	4,452
Wesco Aircraft Holdings, Inc.*	150	1,815
West Corp.	71	1,698
Willis Lease Finance Corp.*	92	2,339
Woodward, Inc.	38	2,677

		898,849

Information Technology — 9.1%
8x8, Inc.*	231	3,488
A10 Networks, Inc.*	28	265
ACI Worldwide, Inc.*	27	528
Acxiom Corp.*	117	3,337
ADTRAN, Inc.	186	3,934
Advanced Energy Industries, Inc.*	56	3,478
Agilysys, Inc.*	62	564
Alpha & Omega Semiconductor Ltd.*	248	4,776
Ambarella, Inc*(a)	15	884
American Software, Inc., Class A	216	2,233
Amkor Technology, Inc.*	60	589
Anixter International, Inc.*	19	1,583
Aspen Technology, Inc.*	56	3,256
AVX Corp.	89	1,381
Axcelis Technologies, Inc.*	224	3,461
Badger Meter, Inc.	105	3,843
Bankrate, Inc.*	27	294
Barracuda Networks, Inc.*	10	237
Bazaarvoice, Inc.*	147	654
Bel Fuse, Inc., Class B	276	7,204
Belden, Inc.	27	1,908
Benchmark Electronics, Inc.*	203	6,313
Black Box Corp.	362	3,258
Blackbaud, Inc.	9	644
Blackhawk Network Holdings, Inc.*	36	1,312
Bottomline Technologies de, Inc.*	30	748
Brightcove, Inc.*	44	370
BroadSoft, Inc.*	10	428
Brooks Automation, Inc.	248	5,173
Cabot Microelectronics Corp.	53	3,669
CACI International, Inc., Class A*	12	1,505
Calix, Inc.*	83	573
Callidus Software, Inc.*	22	415
Carbonite, Inc.*	105	2,042
Cardtronics PLC, Class A*	122	5,378
Care.com, Inc.*	30	306
Cass Information Systems, Inc.	50	3,258
Cavium, Inc.*	4	262

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
CEVA, Inc.*	87	$2,906
Cimpress NV*(a)	16	1,283
Cirrus Logic, Inc.*	44	2,380
Clearfield, Inc.*	71	1,161
Coherent, Inc.*	36	6,573
Cohu, Inc.	123	2,048
CommVault Systems, Inc.*	35	1,717
Control4 Corp.*	95	1,418
Convergys Corp.	150	3,282
Cornerstone OnDemand, Inc.*	7	292
Cray, Inc.*	22	459
CSG Systems International, Inc.	101	3,980
CTS Corp.	167	3,657
Daktronics, Inc.	257	2,408
DHI Group, Inc.*	122	604
Diebold Nixdorf, Inc. (a)	10	302
Digi International, Inc.*	143	1,759
Diodes, Inc.*	18	430
DSP Group, Inc.*	230	2,403
Eastman Kodak Co.*	18	258
Ebix, Inc. (a)	25	1,562
Electro Scientific Industries, Inc.*	168	1,122
Electronics For Imaging, Inc.*	12	553
Ellie Mae, Inc.*	18	1,720
EMCORE Corp.	185	1,656
Entegris, Inc.*	125	2,650
EPAM Systems, Inc.*	6	442
ePlus, Inc.*	15	1,904
EVERTEC, Inc.	146	2,460
Exa Corp.*	75	1,175
Exar Corp.*	212	2,218
ExlService Holdings, Inc.*	77	3,439
Extreme Networks, Inc.*	294	1,837
Fabrinet*	125	5,194
Fair Isaac Corp.	13	1,691
FARO Technologies, Inc.*	86	2,967
Finisar Corp.*	45	1,507
Five9, Inc.*	31	493
FormFactor, Inc.*	243	2,588
Forrester Research, Inc.	98	3,577
Gigamon, Inc.*	24	817
Global Sources Ltd.*	84	735
GrubHub, Inc.*	41	1,437
GTT Communications, Inc.*	21	586
Guidance Software, Inc.*	59	402
Hackett Group, Inc.	111	2,238
Harmonic, Inc.*	96	518
II-VI, Inc.*	189	6,728
Information Services Group, Inc.*	227	720
Inphi Corp.*	60	2,816
Insight Enterprises, Inc.*	275	11,649
Integrated Device Technology, Inc.*	53	1,267
InterDigital, Inc.	25	2,101
Itron, Inc.*	57	3,688
Ixia*	150	2,940
IXYS Corp.	48	593
j2 Global, Inc.	9	733

	Number of Shares	Value
Information Technology (Continued)
Kimball Electronics, Inc.*	505	$8,130
Knowles Corp.*(a)	59	1,117
KVH Industries, Inc.*	62	623
Limelight Networks, Inc.*	264	594
Lionbridge Technologies, Inc.*	75	431
Liquidity Services, Inc.*	126	1,027
Littelfuse, Inc.	28	4,521
LivePerson, Inc.*	123	867
LogMeIn, Inc.	15	1,376
Lumentum Holdings, Inc.*	18	826
MACOM Technology Solutions Holdings, Inc.*	12	553
ManTech International Corp., Class A	206	7,544
MAXIMUS, Inc.	36	2,148
MaxLinear, Inc., Class A*	13	339
Mentor Graphics Corp.	75	2,783
Mesa Laboratories, Inc.	18	2,250
Methode Electronics, Inc.	77	3,196
MicroStrategy, Inc., Class A*	12	2,303
MKS Instruments, Inc.	68	4,461
MoneyGram International, Inc.*	216	2,756
Monolithic Power Systems, Inc.	21	1,847
Monotype Imaging Holdings, Inc.	65	1,310
MTS Systems Corp.	63	3,462
Nanometrics, Inc.*	176	4,789
NeoPhotonics Corp.*(a)	28	284
NETGEAR, Inc.*	71	3,891
NeuStar, Inc., Class A*	150	4,973
NIC, Inc.	114	2,405
Novanta, Inc.*	236	5,735
Numerex Corp., Class A*	44	220
NVE Corp.	60	4,702
OSI Systems, Inc.*(a)	12	905
Park Electrochemical Corp.	111	2,122
Paycom Software, Inc.*(a)	13	700
Paylocity Holding Corp.*	9	317
PC Connection, Inc.	28	749
PDF Solutions, Inc.*	150	3,207
Pegasystems, Inc.	24	1,032
Perficient, Inc.*	114	2,071
Photronics, Inc.*	225	2,408
Planet Payment, Inc.*	421	1,722
Plantronics, Inc.	74	3,963
Plexus Corp.*	129	7,233
Power Integrations, Inc.	57	3,602
Progress Software Corp.	92	2,639
Proofpoint, Inc.*(a)	3	236
Q2 Holdings, Inc.*	9	324
QAD, Inc., Class A	53	1,455
Qualys, Inc.*	30	1,049
Quotient Technology, Inc.*	22	262
Radisys Corp.*	48	183
Rambus, Inc.*	234	2,939
RealPage, Inc.*	48	1,620
Reis, Inc.	80	1,544
RetailMeNot, Inc.*	56	501
RingCentral, Inc., Class A*	22	587

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Rogers Corp.*	53	$4,373
Rudolph Technologies, Inc.*	222	4,773
Sanmina Corp.*	230	8,970
Sapiens International Corp. NV	224	3,244
ScanSource, Inc.*	209	8,412
Semtech Corp.*	74	2,475
ShoreTel, Inc.*	66	429
Shutterstock, Inc.*(a)	19	829
Sigma Designs, Inc.*	162	948
Silicom Ltd.	54	2,052
Silicon Laboratories, Inc.*	39	2,633
Silver Spring Networks, Inc.*	96	1,177
Sonus Networks, Inc.*	44	260
SPS Commerce, Inc.*	15	830
Stamps.com, Inc.*(a)	3	378
Super Micro Computer, Inc.*(a)	107	2,782
Sykes Enterprises, Inc.*	128	3,484
Synaptics, Inc.*	12	638
Synchronoss Technologies, Inc.*	16	433
SYNNEX Corp.	21	2,455
Syntel, Inc. (a)	31	548
Take-Two Interactive Software, Inc.*	27	1,538
Tangoe, Inc.*	63	361
Tech Data Corp.*	15	1,305
TechTarget, Inc.*	107	979
Telenav, Inc.*	63	513
TeleTech Holdings, Inc.	66	2,000
TiVo Corp.	41	759
Trade Desk, Inc., Class A*(a)	9	380
Travelport Worldwide Ltd.	143	1,816
TTM Technologies, Inc.*	315	5,090
Ubiquiti Networks, Inc.*(a)	4	197
Ultratech, Inc.*	81	2,337
Unisys Corp.*(a)	42	584
Universal Display Corp.*(a)	13	1,103
USA Technologies, Inc.*	81	324
Varonis Systems, Inc.*	13	356
VASCO Data Security International, Inc.*	56	728
Veeco Instruments, Inc.*	104	2,844
Verint Systems, Inc.*	18	680
ViaSat, Inc.*(a)	9	620
Viavi Solutions, Inc.*	80	802
Vishay Intertechnology, Inc. (a)	276	4,375
Vishay Precision Group, Inc.*	176	2,834
Web.com Group, Inc.*	45	866
WebMD Health Corp.*	25	1,298
Xcerra Corp.*	65	568
XO Group, Inc.*	200	3,686
Xperi Corp.	137	4,911
Zix Corp.*	242	1,212

		425,616

Materials — 4.6%
A Schulman, Inc.	98	3,307
AK Steel Holding Corp.*	69	575
Allegheny Technologies, Inc.	78	1,498
American Vanguard Corp.	263	4,142

	Number of Shares	Value
Materials (Continued)
Ampco-Pittsburgh Corp.	200	$2,920
Balchem Corp.	30	2,615
Boise Cascade Co.*	68	1,843
Calgon Carbon Corp.	240	3,384
Carpenter Technology Corp.	125	5,070
Century Aluminum Co.*	95	1,338
Chase Corp.	96	8,779
Chemtura Corp.*	114	3,779
Clearwater Paper Corp.*	125	6,950
Codexis, Inc.*	86	353
Commercial Metals Co.	212	4,480
Deltic Timber Corp.	28	2,081
Ferro Corp.*	153	2,142
Flotek Industries, Inc.*(a)	48	649
Forterra, Inc.*	41	813
FutureFuel Corp.	107	1,416
GCP Applied Technologies, Inc.*	141	3,715
Gold Resource Corp.	138	715
Greif, Inc., Class A	45	2,566
Greif, Inc., Class B	7	488
Handy & Harman Ltd.*	25	596
Hawkins, Inc.	28	1,385
Haynes International, Inc.	93	3,633
HB Fuller Co.	95	4,694
Headwaters, Inc.*	47	1,081
Hecla Mining Co.	134	748
Ingevity Corp.*	35	1,889
Innophos Holdings, Inc.	263	13,936
Innospec, Inc.	105	6,856
Kaiser Aluminum Corp.	38	2,996
KapStone Paper and Packaging Corp.	71	1,605
KMG Chemicals, Inc.	146	5,367
Koppers Holdings, Inc.*	333	14,602
Kraton Corp.*	138	3,758
Kronos Worldwide, Inc.	31	430
Louisiana-Pacific Corp.*	44	1,037
Materion Corp.	216	7,528
Minerals Technologies, Inc.	65	5,021
Multi Packaging Solutions International Ltd.*	39	695
Myers Industries, Inc.	273	3,836
Neenah Paper, Inc.	66	4,834
Olympic Steel, Inc.	164	3,965
OMNOVA Solutions, Inc.*	446	4,125
PH Glatfelter Co.	314	6,939
PolyOne Corp.	62	2,088
Quaker Chemical Corp.	57	7,506
Rayonier Advanced Materials, Inc. (a)	138	1,830
Real Industry, Inc.*	31	158
Schnitzer Steel Industries, Inc., Class A	92	2,190
Schweitzer-Mauduit International, Inc.	63	2,585
Sensient Technologies Corp.	31	2,478
Stepan Co.	81	6,124
Stillwater Mining Co.*	149	2,542
Summit Materials, Inc., Class A*	21	502
SunCoke Energy, Inc.*	240	2,340
Trecora Resources*	59	711

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Materials (Continued)
Tredegar Corp.	329	$6,251
Trinseo SA	19	1,314
Tronox Ltd., Class A	77	1,334
UFP Technologies, Inc.*	87	2,088
United States Lime & Minerals, Inc.	24	1,828
US Concrete, Inc.*(a)	25	1,575
Worthington Industries, Inc.	47	2,305

		214,923

Real Estate — 7.3%
Acadia Realty Trust REIT	65	2,082
Agree Realty Corp. REIT	158	7,842
Alexander & Baldwin, Inc.	74	3,317
Alexander’s, Inc. REIT	3	1,311
Altisource Portfolio Solutions SA*(a)	15	360
American Assets Trust, Inc. REIT	66	2,904
Armada Hoffler Properties, Inc. REIT	572	7,979
Ashford Hospitality Prime, Inc. REIT	63	822
Ashford Hospitality Trust, Inc. REIT	1,021	6,708
Bluerock Residential Growth REIT, Inc. REIT	173	2,159
CareTrust REIT, Inc. REIT	261	4,119
CatchMark Timber Trust, Inc., Class A REIT	150	1,620
CBL & Associates Properties, Inc. REIT	335	3,360
Cedar Realty Trust, Inc. REIT	431	2,530
Chatham Lodging Trust REIT	215	4,306
Chesapeake Lodging Trust REIT	155	3,745
City Office REIT, Inc. REIT	111	1,446
Colony Starwood Homes REIT	30	987
Community Healthcare Trust, Inc. REIT	72	1,713
Consolidated-Tomoka Land Co.	28	1,543
CorEnergy Infrastructure Trust, Inc. REIT (a)	186	6,638
CoreSite Realty Corp. REIT	50	4,503
Cousins Properties, Inc. REIT	351	3,001
DiamondRock Hospitality Co. REIT	375	4,076
DuPont Fabros Technology, Inc. REIT	59	3,038
Easterly Government Properties, Inc. REIT	140	2,894
EastGroup Properties, Inc. REIT	57	4,237
Education Realty Trust, Inc. REIT	42	1,770
Farmland Partners, Inc. REIT	83	948
FelCor Lodging Trust, Inc. REIT	345	2,501
First Industrial Realty Trust, Inc. REIT	104	2,798
First Potomac Realty Trust REIT	111	1,109
Four Corners Property Trust, Inc. REIT	186	4,125
Franklin Street Properties Corp. REIT	464	5,749
FRP Holdings, Inc.*	39	1,466
GEO Group, Inc. REIT	134	6,380
Getty Realty Corp. REIT	281	7,416
Gladstone Commercial Corp. REIT	264	5,494
Global Medical REIT, Inc. REIT (a)	98	823
Global Net Lease, Inc. REIT	234	1,919
Government Properties Income Trust REIT	19	392
Gramercy Property Trust REIT	27	755
Healthcare Realty Trust, Inc. REIT	59	1,886
Hersha Hospitality Trust REIT	183	3,570
HFF, Inc., Class A	120	3,558

	Number of Shares	Value
Real Estate (Continued)
Hudson Pacific Properties, Inc. REIT	25	$914
Independence Realty Trust, Inc. REIT	529	4,861
InfraREIT, Inc. REIT	113	1,881
Investors Real Estate Trust REIT	490	3,185
iStar, Inc. REIT*	98	1,180
Kennedy-Wilson Holdings, Inc.	62	1,367
Kite Realty Group Trust REIT	84	1,903
LaSalle Hotel Properties REIT	108	3,121
Lexington Realty Trust REIT	547	6,105
LTC Properties, Inc. REIT	98	4,728
Mack-Cali Realty Corp. REIT	51	1,487
Marcus & Millichap, Inc.*	36	985
MedEquities Realty Trust, Inc. REIT	134	1,462
Medical Properties Trust, Inc. REIT	149	2,000
Monmouth Real Estate Investment Corp. REIT	448	6,541
Monogram Residential Trust, Inc. REIT	332	3,416
National Health Investors, Inc. REIT	57	4,316
National Storage Affiliates Trust REIT	186	4,505
New Senior Investment Group, Inc. REIT	107	1,134
NexPoint Residential Trust, Inc. REIT	149	3,554
One Liberty Properties, Inc. REIT	161	3,956
Parkway, Inc. REIT*	89	1,867
Pebblebrook Hotel Trust REIT	113	3,249
Pennsylvania Real Estate Investment Trust REIT (a)	41	676
Physicians Realty Trust REIT	113	2,251
Potlatch Corp. REIT	164	7,257
Preferred Apartment Communities, Inc., Class A REIT	137	1,871
PS Business Parks, Inc. REIT	28	3,254
QTS Realty Trust, Inc., Class A REIT	45	2,367
RAIT Financial Trust REIT	1,684	5,658
Ramco-Gershenson Properties Trust REIT	270	4,228
RE/MAX Holdings, Inc., Class A	149	8,567
Retail Opportunity Investments Corp. REIT	126	2,772
Rexford Industrial Realty, Inc. REIT	188	4,320
RLJ Lodging Trust REIT	156	3,551
RMR Group, Inc., Class A	89	4,664
Ryman Hospitality Properties, Inc. REIT	45	2,901
Sabra Health Care REIT, Inc. REIT	233	6,338
Saul Centers, Inc. REIT	42	2,690
Select Income REIT	171	4,446
Seritage Growth Properties, Class A REIT (a)	31	1,441
Silver Bay Realty Trust Corp. REIT	146	3,143
St Joe Co.*	54	894
STAG Industrial, Inc. REIT	120	3,100
Stratus Properties, Inc.*	99	2,955
Summit Hotel Properties, Inc. REIT	799	12,297
Sunstone Hotel Investors, Inc. REIT	321	4,735
Tejon Ranch Co.*	93	2,144
Terreno Realty Corp. REIT	134	3,712
Tier REIT, Inc. REIT	25	452
UMH Properties, Inc. REIT	260	3,861
Universal Health Realty Income Trust REIT	84	5,391
Urban Edge Properties REIT	87	2,412

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
Real Estate (Continued)
Urstadt Biddle Properties, Inc., Class A REIT	284	$6,328
Washington Prime Group, Inc. REIT	204	1,891
Washington Real Estate Investment Trust REIT	128	4,187
Whitestone REIT	269	3,809
Xenia Hotels & Resorts, Inc. REIT	308	5,412

		345,591

Telecommunication Services — 1.3%
ATN International, Inc.	27	1,847
Boingo Wireless, Inc.*	264	2,880
Cincinnati Bell, Inc.*	327	6,311
Cogent Communications Holdings, Inc.	44	1,824
Consolidated Communications Holdings, Inc. (a)	246	5,547
FairPoint Communications, Inc.*	77	1,220
General Communication, Inc., Class A*	168	3,385
Hawaiian Telcom Holdco, Inc.*	51	1,230
IDT Corp., Class B	599	11,561
Iridium Communications, Inc.*(a)	315	2,740
Lumos Networks Corp.*	156	2,763
ORBCOMM, Inc.*	243	2,083
Shenandoah Telecommunications Co.	146	4,103
Spok Holdings, Inc.	350	6,370
Vonage Holdings Corp.*	276	1,662
Windstream Holdings, Inc.	967	7,223

		62,749

Utilities — 2.7%
ALLETE, Inc.	57	3,831
American States Water Co.	63	2,817
AquaVenture Holdings, Ltd*	12	198
Artesian Resources Corp., Class A	86	2,834
Atlantic Power Corp.*	979	2,301
Atlantica Yield plc	30	653
Avista Corp.	90	3,588
Black Hills Corp.	50	3,244
California Water Service Group (a)	185	6,799
Chesapeake Utilities Corp.	62	4,275
Connecticut Water Service, Inc.	99	5,648
Consolidated Water Co. Ltd.	111	1,149
Delta Natural Gas Co., Inc.	74	2,254
Dynegy, Inc.*	19	153

	Number of Shares	Value
Utilities (Continued)
El Paso Electric Co.	96	$4,690
Global Water Resources, Inc. (a)	57	490
IDACORP, Inc.	24	1,990
MGE Energy, Inc.	89	5,691
Middlesex Water Co.	177	6,664
New Jersey Resources Corp.	28	1,103
Northwest Natural Gas Co.	78	4,688
NorthWestern Corp.	42	2,457
NRG Yield, Inc., Class A	317	5,329
NRG Yield, Inc., Class C (a)	114	1,984
ONE Gas, Inc.	51	3,343
Ormat Technologies, Inc.	51	2,812
Otter Tail Corp.	140	5,264
Pattern Energy Group, Inc.	12	249
PNM Resources, Inc.	95	3,448
Portland General Electric Co.	53	2,402
SJW Group	119	5,775
South Jersey Industries, Inc.	116	4,062
Southwest Gas Holdings, Inc.	68	5,816
Spark Energy, Inc., Class A (a)	44	1,188
Spire, Inc.	30	1,977
Unitil Corp.	186	8,296
WGL Holdings, Inc.	16	1,336
York Water Co.	122	4,392

		125,190

TOTAL COMMON STOCKS (Cost $4,169,024)		4,688,756

EXCHANGE-TRADED FUND — 0.1%
Vanguard Small-Cap ETF (Cost $5,344)	40	5,359

SECURITIES LENDING COLLATERAL — 4.9%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (b)(c) (Cost $228,187)	228,187	228,187

TOTAL INVESTMENTS — 104.7% (Cost $4,402,555)†		$4,922,302
Other assets and liabilities, net — (4.7%)		(219,822)

NET ASSETS — 100.0%		$4,702,480

*	Non-income producing security.
†	The cost for federal income tax purposes was $4,402,859. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $519,443. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $572,540 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $53,097.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $219,294, which is 4.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2017 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$4,688,756	$—	$—	$4,688,756
Exchange-Traded Funds	5,359	—	—	5,359
Short-Term Investments	228,187	—	—	228,187

TOTAL	$4,922,302	$—	$—	$4,922,302

(d)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

See Notes to Financial Statements.	49

DBX ETF Trust

Statements of Assets and Liabilities

February 28, 2017 (Unaudited)

	Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	Deutsche X-trackers Russell 2000 Comprehensive Factor ETF
Assets
Investments in non-affiliated securities at value	$5,039,366	$10,957,618	$48,406,334	$4,694,115
Investment in Deutsche Government & Agency Securities Portfolio*	38,243	456,397	1,088,259	228,187
Cash	4,163	873,216	130,271	10,984
Foreign currency at value	418	38,352	—	—
Deposit with broker for futures contracts	—	37,920	—	—
Unrealized appreciation on future contracts	—	—	6,200	—
Receivables:
Capital shares	—	—	—	1,567,482
Dividends	14,230	10,002	72,380	2,621
Securities lending income	31	69	295	168
Foreign tax reclaim	369	—	198	—

Total Assets	$5,096,820	$12,373,574	$49,703,937	$6,503,557

Liabilities
Payable upon return of securities loaned	38,243	456,397	1,088,259	228,187
Due to broker for futures contracts	—	—	920	—
Unrealized depreciation on future contracts	—	3,735	—	—
Payables:
Investment securities purchased	6,960	—	—	1,572,165
Investment advisory fees	1,346	4,550	8,159	725

Total Liabilities	46,549	464,682	1,097,338	1,801,077

Net Assets, at value	$5,050,271	$11,908,892	$48,606,599	$4,702,480

Net Assets Consist of
Paid-in capital	$6,145,314	$11,438,417	$41,904,216	$4,068,781
Undistributed net investment income	12,147	6,394	29,483	7,054
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(1,076,216)	(26,263)	4,662,159	106,898
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(30,974)	490,344	2,010,741	519,747

Net Assets, at value	$5,050,271	$11,908,892	$48,606,599	$4,702,480

Number of Common Shares outstanding	200,001	450,001	1,700,001	150,001

Net Asset Value	$25.25	$26.46	$28.59	$31.35

Investments in non-affiliated securities at cost	$5,070,642	$10,464,556	$46,401,793	$4,174,368

Value of securities loaned	$36,479	$409,716	$1,053,542	$219,294

Investment in Deutsche Government & Agency Securities Portfolio at cost*	$38,243	$456,397	$1,088,259	$228,187

Foreign currency at cost	$386	$37,387	$—	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	50

DBX ETF Trust

Statements of Operations

For the Six Months Ended February 28, 2017 (Unaudited)

	Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	Deutsche X-trackers Russell 2000 Comprehensive Factor ETF
Investment Income
Unaffiliated dividend income*	$67,616	$31,013	$572,903	$29,547
Securities lending income, net of borrower rebates	296	102	2,327	1,324

Total Investment Income	67,912	31,115	575,230	30,871

Expenses
Investment advisory fees	15,361	11,038	65,944	4,433

Total Expenses	15,361	11,038	65,944	4,433

Net Investment income (loss)	52,551	20,077	509,286	26,438

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(106,206)	(31,695)	(814,684)	107,220
In-kind redemptions	(878,423)	—	5,648,093	—
Futures contracts	—	30,666	12,350	—
Foreign currency transactions	(2,929)	(21,821)	—	(18)

Net realized gain (loss)	(987,558)	(22,850)	4,845,759	107,202
Net change in unrealized appreciation (depreciation) on:
Investments	(112,867)	469,077	1,195,485	248,141
Futures contracts	—	(7,383)	6,200	—
Foreign currency translations	492	1,014	—	—

Net change in unrealized appreciation (depreciation)	(112,375)	462,708	1,201,685	248,141

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(1,099,933)	439,858	6,047,444	355,343

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,047,382)	$459,935	$6,556,730	$381,781

* Unaffiliated foreign tax withheld	$6,256	$2,773	$23	$2

See Notes to Financial Statements.	51

DBX ETF Trust

Statements of Changes in Net Assets

	Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF		Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF
	For the Six Months Ended February 28, 2017 (Unaudited)	For the Period November 24, 2015(1) to August 31, 2016	For the Six Months Ended February 28, 2017 (Unaudited)	For the Period April 19, 2016(1) to August 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$52,551	$52,395	$20,077	$38,174
Net realized gain (loss)	(987,558)	(58,909)	(22,850)	8,262
Net change in net unrealized appreciation (depreciation)	(112,375)	81,401	462,708	27,636

Net increase (decrease) in net assets resulting from operations	(1,047,382)	74,887	459,935	74,072

Distributions to Shareholders from
Net investment income	(84,465)	(38,272)	(40,347)	(5,652)
Net realized gains	—	—	(17,533)	—

Total distributions	(84,465)	(38,272)	(57,880)	(5,652)

Fund Shares Transactions
Proceeds from shares sold	30,474,387	2,504,591	8,933,809	2,504,583
Value of shares redeemed	(26,833,500)	—	—	—

Net increase (decrease) in net assets resulting from fund share transactions	3,640,887	2,504,591	8,933,809	2,504,583

Total net increase (decrease) in Net Assets	2,509,040	2,541,206	9,335,864	2,573,003

Net Assets
Beginning of period	2,541,231	25	2,573,028	25

End of period	$5,050,271	$2,541,231	$11,908,892	$2,573,028

Undistributed net investment income	$12,147	$44,061	$6,394	$26,664

Changes in Shares Outstanding
Shares outstanding, beginning of period	100,001	1	100,001	1
Shares sold	1,200,000	100,000	350,000	100,000
Shares redeemed	(1,100,000)	—	—	—

Shares outstanding, end of period	200,001	100,001	450,001	100,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	52

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Deutsche X-trackers Russell 1000 Comprehensive Factor ETF		Deutsche X-trackers Russell 2000 Comprehensive Factor ETF
	For the Six Months Ended February 28, 2017 (Unaudited)	For the Period November 24, 2015(1) to August 31, 2016	For the Six Months Ended February 28, 2017 (Unaudited)	For the Period June 28, 2016(1) to August 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$509,286	$113,784	$26,438	$8,620
Net realized gain (loss)	4,845,759	(183,600)	107,202	732
Net change in net unrealized appreciation (depreciation)	1,201,685	809,056	248,141	271,606

Net increase (decrease) in net assets resulting from operations	6,556,730	739,240	381,781	280,958

Distributions to Shareholders from
Net investment income	(554,593)	(39,260)	(28,197)	—
Net realized gains	—	—	(843)	—

Total distributions	(554,593)	(39,260)	(29,040)	—

Fund Shares Transactions
Proceeds from shares sold	94,462,166	20,705,428	1,567,482	2,501,274
Value of shares redeemed	(73,263,137)	—	—	—

Net increase (decrease) in net assets resulting from fund share transactions	21,199,029	20,705,428	1,567,482	2,501,274

Total net increase (decrease) in Net Assets	27,201,166	21,405,408	1,920,223	2,782,232

Net Assets
Beginning of period	21,405,433	25	2,782,257	25

End of period	$48,606,599	$21,405,433	$4,702,480	$2,782,257

Undistributed net investment income	$29,483	$74,790	$7,054	$8,813

Changes in Shares Outstanding
Shares outstanding, beginning of period	800,001	1	100,001	1
Shares sold	3,550,000	800,000	50,000	100,000
Shares redeemed	(2,650,000)	—	—	—

Shares outstanding, end of period	1,700,001	800,001	150,001	100,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	53

DBX ETF Trust

Financial Highlights

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF Selected Per Share Data	For the Six Months Ended 2/28/2017 (Unaudited)		Period Ended 8/31/2016(a)
Net Asset Value, beginning of period	$25.41		$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.15		0.52
Net realized and unrealized gain (loss)	0.35	(d)	0.27

Total from investment operations	0.50		0.79

Less distributions from:
Net investment income	(0.66)		(0.38)

Total distributions	(0.66)		(0.38)

Net Asset Value, end of period	$25.25		$25.41

Total Return (%)	2.02	**	3.21	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5		3
Ratio of expenses (%)	0.35	*	0.36	*
Ratio of net investment income (loss) (%)	1.20	*	2.77	*
Portfolio turnover rate (%)(e)	22	**	35	**

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF Selected Per Share Data	For the Six Months Ended 2/28/2017 (Unaudited)		Period Ended 8/31/2016(b)
Net Asset Value, beginning of period	$25.73		$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.11		0.38
Net realized and unrealized gain (loss)	1.20		0.41

Total from investment operations	1.31		0.79

Less distributions from:
Net investment income	(0.40)		(0.06)
Net realized gains	(0.18)		—

Total distributions	(0.58)		(0.06)

Net Asset Value, end of period	$26.46		$25.73

Total Return (%)	5.22	**	3.16	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	12		3
Ratio of expenses (%)	0.50	*	0.50	*
Ratio of net investment income (loss) (%)	0.91	*	4.14	*
Portfolio turnover rate (%)(e)	16	**	1	**

(a)	For the period November 24, 2015 (commencement of operations) through August 31, 2016.
(b)	For the period April 19, 2016 (commencement of operations) through August 31, 2016.
(c)	Based on average shares outstanding during the period.
(d)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	54

DBX ETF Trust

Financial Highlights (Continued)

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF Selected Per Share Data	For the Six Months Ended 2/28/2017 (Unaudited)		Period Ended 8/31/2016(a)
Net Asset Value, beginning of period	$26.76		$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.25		0.40
Net realized and unrealized gain (loss)	2.08		1.60

Total from investment operations	2.33		2.00

Less distributions from:
Net investment income	(0.50)		(0.24)

Total distributions	(0.50)		(0.24)

Net Asset Value, end of period	$28.59		$26.76

Total Return (%)	8.82	**	8.06	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	49		21
Ratio of expenses (%)	0.25	*	0.25	*
Ratio of net investment income (loss) (%)	1.93	*	2.01	*
Portfolio turnover rate (%)(d)	36	**	64	**

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF Selected Per Share Data	For the Six Months Ended 2/28/2017 (Unaudited)		Period Ended 8/31/2016(b)
Net Asset Value, beginning of period	$27.82		$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.26		0.09
Net realized and unrealized gain (loss)	3.56		2.73

Total from investment operations	3.82		2.82

Less distributions from:
Net investment income	(0.28)		—
Net realized gains	(0.01)		—

Total distributions	(0.29)		—

Net Asset Value, end of period	$31.35		$27.82

Total Return (%)	13.77	**	11.28	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5		3
Ratio of expenses (%)	0.30	*	0.30	*
Ratio of net investment income (loss) (%)	1.79	*	1.79	*
Portfolio turnover rate (%)(d)	21	**	2	**

(a)	For the period November 24, 2015 (commencement of operations) through August 31, 2016.
(b)	For the period June 28, 2016 (commencement of operations) through August 31, 2016.
(c)	Based on average shares outstanding during the period.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	55

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, registered management investment company organized as a Delaware statutory trust.

As of February 28, 2017, the Trust consists of forty investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF
Deutsche X-trackers Russell 2000 Comprehensive Factor ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	FTSE Developed ex US Comprehensive Factor Index
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	FTSE Emerging Comprehensive Factor Index
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	Russell 1000 Comprehensive Factor Index
Deutsche X-trackers Russell 2000 Comprehensive Factor ETF	Russell 2000 Comprehensive Factor Index

The FTSE Developed ex US Comprehensive Factor Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). The Underlying Index is rebalanced semiannually in March and September after the close of business on the third Friday of the review month.

The FTSE Emerging Comprehensive Factor Index is designed to track the equity market performance of companies in emerging market countries selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Emerging Index, which is comprised of large- and mid-cap equity securities from emerging markets. The Underlying Index is rebalanced semiannually in March and September after the close of business on the third Friday of the review month.

The Russell 1000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semiannually in June and December after the close of business on the third Friday of the review month.

56

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The Russell 2000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 2000 Index, which is comprised of small-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semiannually in June and December after the close of business on the third Friday of the review month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any

57

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Disclosure about the classification of the fair value measurements is included in a table following each Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

The Funds recognize interest and penalties, if any, related to uncertain tax provisions as income tax expense on the Statements of Operations. For the period ended February 28, 2017, the Funds did not incur any interest or penalties.

58

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the period ended August 31, 2016, the Funds incurred and elected to defer net capital losses as follows:

Post-October Losses on Capital
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	$58,889
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	74,895

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended February 28, 2017, the Funds invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of February 28, 2017 the Funds invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.09% annualized effective rate as of February 28, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 28, 2017, each Fund had securities on loan, which were classified as common stock in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

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Notes to Financial Statements (Unaudited) (Continued)

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended February 28, 2017, Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF and Deutsche X-trackers Russell 1000 Comprehensive Factor ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of February 28, 2017 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of February 28, 2017 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF

Equity contracts	Unrealized appreciation on future contracts	$—	Unrealized depreciation on future contracts	$3,735

	Total	$—	Total	$3,735

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF
Equity contracts	Unrealized appreciation on future contracts	$6,200	Unrealized depreciation on future contracts	$—

	Total	$6,200	Total	$—

60

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended February 28, 2017 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures - Equity Contracts
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	$30,666
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	12,350

Net Change in Unrealized Appreciation (Depreciation) on:

Futures - Equity Contracts
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	$(7,383)
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	6,200

For the period ended February 28, 2017 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	$418,454
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	164,120

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	0.35%
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	0.50%
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	0.25%
Deutsche X-trackers Russell 2000 Comprehensive Factor ETF	0.30%

Effective March 9, 2017 the Adviser has agreed, until March 9, 2018, to waive a portion of its unitary management fee to the extent necessary to prevent the operating expenses of Deutsche X-trackers Russell 1000 Comprehensive Factor ETF from exceeding 0.19% of the Fund’s average daily net assets.

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid the Independent Trustees the following types of fees: annual retainer fees and meeting fees to each

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Notes to Financial Statements (Unaudited) (Continued)

Independent Trustee; retainer fees to the Independent Chairman of the Board and the Chairman of the Audit Committee; and meeting fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended February 28, 2017, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	$3,392,247	$1,804,339
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	4,492,272	735,030
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	17,530,277	17,816,350
Deutsche X-trackers Russell 2000 Comprehensive Factor ETF	681,545	685,688

For the period ended February 28, 2017, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	$27,735,272	$25,715,744
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	4,401,940	—
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	94,451,512	73,148,701
Deutsche X-trackers Russell 2000 Comprehensive Factor ETF	1,566,821	—

5. Fund Share Transactions

As of February 28, 2017, there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At February 28, 2017, there was one affiliated shareholder account for each of the Funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	36%
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	16%
Deutsche X-trackers Russell 2000 Comprehensive Factor ETF	17%

7. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

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Notes to Financial Statements (Unaudited) (Continued)

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. The Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amount listed below or 33 percent of its net assets as permitted by the Act. The Fund had no outstanding loans at February 28, 2017.

Pro-rata Share
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	$525,000

63

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF, Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF and Deutsche X-trackers Russell 1000 Comprehensive Factor ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 14, 2017, the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF, Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF and Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and meetings by Independent Trustee Counsel.

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Adviser”) and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Adviser from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Adviser.

The Board reached a determination, with the assistance of Trust Counsel and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided by the Adviser under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Adviser continuously during the prior year, in addition to the information the Adviser had provided in response to the Board’s requests prior to this meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management.

The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Adviser provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds. The Trustees took into consideration that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Adviser in supervising third party service providers to

64

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

the Funds, such as the administrator and the custodian, noting the Adviser’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Adviser, which supports the Funds’ compliance program.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”) and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Adviser’s methodology for selecting each Fund’s peer group and believed that the Funds’ peer groups were appropriate. The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Adviser pays all of the Fund’s costs. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Adviser and that the Adviser also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services provided to the Funds and the information provided by the Adviser to the Board regarding the Funds’ profitability. The Board considered that the Adviser had provided extensive information about the Adviser’s profitability and the Adviser’s methodology in determining profitability. While the Adviser had provided information about the Adviser’s expenses relating to marketing the Funds, the Board considered the Adviser’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Adviser’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Adviser would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

Economies of Scale.    The Board considered that the Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

65

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.deutsche-etfs.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.deutsche-etfs.com.

66

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

Carefully consider the Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at www.deutsche-etfs.com. Read the prospectus carefully before investing.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. With respect to DEEF and DEMG, foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Further, with respect to DEMG only, emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Funds concentrating in a single industry (or groups of industries), country or in a limited geographic region to the extent the Underlying Indexes are so concentrated, generally are more volatile than more diversified funds. Small company stocks tend to be more volatile and less liquid than medium-sized or large company stocks. Because the Funds seek to provide exposure to stocks based on the following multifactors — value, momentum, quality, low volatility and size — it is expected, exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Funds’ prospectus. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that Fund. See the prospectus for details.

Shares of the Fund are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Fund is managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

The Funds are not in any way sponsored, endorsed, sold or promoted by the London Stock Exchange Group companies, which include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”) and FTSE TX Global Debt Capital Markets Inc (“FTSE TMX”) (together “LSEG”). LSEG makes no claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of each Fund’s Index, (ii) the figure at which each Fund’s Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of each Fund’s Index for the purpose to which it is being put in connection with each Fund. LSEG has not provided nor will it provide any financial or investment advice or recommendation in relation to each Fund’s Index, to the advisor or to its clients. Each Fund’s Index is calculated by FTSE or its agent. LSEG shall not be (a) liable (whether in negligence or otherwise) to any person for any error in each Fund’s Index or (b) under any obligation to advise any person of any error therein.

All rights in each Fund’s Index vest in FTSE. FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell”, and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license.

Copyright © 2017 Deutsche Bank AG. All rights reserved. Deutsche X-trackers® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Avenue New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-045855-2 (4/17) DBX002563 (4/18)

February 28, 2017

Semi-Annual Report

DBX ETF Trust

Deutsche X-trackers Barclays International Corporate Bond Hedged ETF (IFIX)

Deutsche X-trackers Barclays International Treasury Bond Hedged ETF (IGVT)

Deutsche X-trackers USD High Yield Corporate Bond ETF (HYLB)

DBX ETF Trust

To our shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for our three ETFs tracking the fixed income markets for the period ended February 28, 2017.

Global markets witnessed resilient growth over the reporting period as volatility settled post-US elections despite a series of flashpoints ranging from immigration to trade policies. The US markets rose following robust economic data and optimism surrounding President Donald Trump’s policies despite concerns on the scale and timing of implementation. The Eurozone posted moderate growth following Britain’s decision to exit the Eurozone (“Brexit”), as inflation in the region surpassed the European Central Bank’s (ECB) target in February. Investors are slowly gaining clarity on the investment climate in the UK, as the Brexit process is expected to be triggered by the end of March 2017. The Bank of Japan (BOJ) continued with its Quantitative Easing (QE) program with yield curve control, continuing its attempt to stave off deflation. Meanwhile, the US dollar paused for breath in early 2017 after a strong rally in late 2016, driven by the reflation themes of higher expected growth and inflation following Trump’s election victory. Global equities, as measured by the MSCI ACWI Index1, expanded on the back of strong growth in the US and continued recovery in Europe over the reporting period. China showed signs of a rebound, with strong manufacturing and service sector data, fueled by stronger government spending and bank lending.

Fixed income markets retreated marginally owing to hawkish rhetoric of central banks worldwide. The Federal Reserve Board (FRB) raised the target for short-term interest rates by .25% in December 2016, underlining strength in the economy. Strong labor market data and rising inflation have increased the probability of a rate hike in March 2017. The US Treasury yield curve steepened relatively during the reporting period, reflecting investors’ expectations of a more expansionary fiscal policy. The spread of high-yield and investment grade corporate bonds narrowed over Treasury securities of similar maturities during the reporting period.

Growth in the Eurozone continued to be reasonable; the economy was tranquil despite global headwinds and political uncertainty surrounding elections in France, Germany and Netherlands this year. The ECB added a stipulation on its bond buying program and extended the QE purchases to nine months until the end of 2017. As yields on the German 10-year bund moved into positive territory, investor confidence increased, leading to a fall in bond spreads in most European economies. However, spreads widened for French bonds on the back of heightened political risks. The Bank of England (BOE) cut its policy rate from .50% to .25% and initiated an asset purchase program to aid the UK economy following the Brexit referendum.

As the US economy continues to stabilize and expand, the FRB is likely to step up the pace of rate hike. The ECB and BoJ, which are currently following loose monetary policies, are expected to manage liquidity through other avenues if the effectiveness of their existing measures wanes. As political, fiscal and monetary themes become clearer, global growth is expected to improve, offering various opportunities for fixed income investments.

Our team appreciates your trust and looks forward to continue serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 MSCI ACWI Index captures large- and midcap representation across 23 developed markets and 23 emerging markets. With 2,484 constituents, the index covers approximately 85% of the global investable equity opportunity set.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers Barclays International Corporate Bond Hedged ETF (IFIX)

The Deutsche X-trackers Barclays International Corporate Bond Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Barclays Global Aggregate Corporate Ex USD Bond Index (USD Hedged) (the “Underlying Index”). The Underlying Index is designed to track the performance of investment grade corporate debt publicly issued in developed and emerging markets (excluding all securities denominated in U.S. dollars) in the industrial, utility and financial sectors while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Quality* as of 2/28/17

Description	% of Market Value
AA	17.7%
A	36.7%
BBB	45.6%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 2/28/17

Netherlands	15.9%
United States	15.9%
United Kingdom	15.8%
France	14.6%
Canada	8.2%
Japan	4.0%
Germany	4.0%
Australia	3.9%
Italy	3.6%
Spain	3.4%
Ireland	3.0%
Belgium	2.2%
Other	5.5%

Total	100.0%

Sector Diversification* as of 2/28/17

Financial	45.3%
Consumer, Non-cyclical	13.6%
Communications	10.0%
Utilities	8.3%
Industrial	7.4%
Energy	6.6%
Consumer, Cyclical	3.5%
Basic Materials	2.6%
Technology	2.3%
Government	0.4%

Total	100.0%

Modified duration as of 2/28/17: 5.7 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 6.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers Barclays International Treasury Bond Hedged ETF (IGVT)

The Deutsche X-trackers Barclays International Treasury Bond Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Barclays Global Aggregate Treasury Ex USD Issuer Diversified Bond Index (USD Hedged) (the “Underlying Index”). The Underlying Index is designed to track the performance of investment grade sovereign debt publicly issued in the developed and emerging markets and denominated in the issuer’s own domestic currency (excluding all securities denominated in U.S. dollars) while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Quality* as of 2/28/17

Description	% of Market Value
AAA	24.8%
AA	25.8%
A	34.7%
BBB	14.7%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 2/28/17

Japan	24.4%
United Kingdom	7.8%
France	6.5%
Italy	6.0%
Germany	5.0%
Belgium	4.9%
Australia	4.8%
Canada	4.6%
Netherlands	3.9%
Spain	3.8%
Austria	3.7%
Mexico	2.4%
Finland	2.2%
Other	20.0%

Total	100.0%

Modified duration as of 2/28/17: 7.9 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 10.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers USD High Yield Corporate Bond ETF (HYLB)

The Deutsche X-trackers USD High Yield Corporate Bond ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index the (“Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. It is not possible to invest directly into an index.

Quality* as of 2/28/17

Description	% of Market Value
BBB	8.5%
BB	53.6%
B	32.7%
CCC	5.0%
CC	0.2%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 2/28/17

United States	83.5%
Canada	3.6%
Luxembourg	3.5%
United Kingdom	2.7%
Other	6.7%

Total	100.0%

Sector Diversification* as of 2/28/17

Communications	24.6%
Consumer, Non-cyclical	16.4%
Energy	13.3%
Consumer, Cyclical	12.6%
Financial	9.2%
Industrial	8.1%
Technology	6.6%
Basic Materials	6.1%
Utilities	2.9%
Diversified	0.2%

Total	100.0%

Modified duration as of 2/28/17: 4.5 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 15.

4

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds

The examples in the table are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (commencement of operations, as noted below, to February 28, 2017).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF
Actual	$1,000.00	$1,008.00	0.30%	$1.05	(2)
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.30%	$1.51	(1)
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF
Actual	$1,000.00	$983.30	0.25%	$0.86	(2)
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25	(1)
Deutsche X-trackers USD High Yield Corporate Bond ETF
Actual	$1,000.00	$1,037.10	0.25%	$0.59	(3)
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25	(1)

(1) Expenses (hypothetical expenses as if each Fund had been in existence from September 1, 2016) are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

(2) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 127 (the number of days in the period October 25, 2016 (commencement of operations) to February 28, 2017), then divided by 365.

(3) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 84 (the number of days in the period December 7, 2016 (commencement of operations) to February 28, 2017), then divided by 365.

5

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Barclays International Corporate Bond Hedged ETF

February 28, 2017 (Unaudited)

		Principal Amount	Value
SOVEREIGN BONDS — 0.3%
Japan — 0.3%
Japan Government Ten Year Bond Series 345, 0.10%, 12/20/26	JPY	$2,000,000	$17,895

TOTAL SOVEREIGN BONDS (Cost $17,886)			17,895

CORPORATE BONDS — 96.7%
Australia — 3.8%
BHP Billiton Finance Ltd. Series MTN, 3.00%, 3/30/20	AUD	50,000	38,529
QPH Finance Co. Pty Ltd. Series MTN, 5.75%, 7/29/20	AUD	50,000	41,245
Wesfarmers Ltd. Series EMTN, 1.25%, 10/07/21	EUR	100,000	111,451

			191,225

Austria — 1.2%
OMV AG 6.25%, 12/29/49	EUR	50,000	61,801

Belgium — 2.2%
Anheuser-Busch InBev SA/NV Series EMTN, 0.625%, 3/17/20	EUR	100,000	108,334

Canada — 8.0%
Granite REIT Holdings LP Series 3, 3.873%, 11/30/23	CAD	60,000	46,516
Inter Pipeline Ltd. Series MTN, 3.173%, 3/24/25	CAD	100,000	76,887
Metro, Inc. Series MTN, 3.20%, 12/01/21	CAD	150,000	118,658
Royal Bank of Canada Series DPNT, 2.77%, 12/11/18	CAD	50,000	38,621
Suncor Energy, Inc. Series MTN, 3.10%, 11/26/21	CAD	50,000	39,482
Toronto-Dominion Bank Series DPNT, 3.226%, 7/24/24	CAD	100,000	80,216

			400,380

France — 14.1%
AXA SA Series EMTN, 5.25%, 4/16/40	EUR	100,000	118,172
Bouygues SA 3.641%, 10/29/19	EUR	50,000	58,195
BPCE SA Series EMTN, 0.75%, 1/22/20	EUR	100,000	108,119
Carrefour SA Series EMTN, 1.75%, 5/22/19	EUR	100,000	110,300
Orange SA Series EMTN, 3.125%, 1/09/24	EUR	100,000	122,864
Suez Series EMTN, 5.50%, 7/22/24	EUR	50,000	71,749
Total Capital International SA Series EMTN, 2.125%, 3/15/23	EUR	100,000	117,631

			707,030

		Principal Amount	Value
Germany — 3.9%
Commerzbank AG Series EMTN, 0.625%, 3/14/19	EUR	$150,000	$161,219
Daimler AG Series EMTN, 1.375%, 5/11/28	EUR	30,000	32,443

			193,662

Ireland — 2.9%
GE Capital UK Funding Unlimited Co. Series EMTN, 4.125%, 9/13/23	GBP	100,000	145,905

Italy — 3.4%
Enel SpA Series EMTN, 4.75%, 6/12/18	EUR	50,000	56,291
UniCredit SpA Series EMTN, 3.25%, 1/14/21	EUR	100,000	115,761

			172,052

Japan — 3.6%
Aozora Bank Ltd. Series 615, 0.24%, 1/27/21	JPY	10,000,000	89,416
Shinkin Central Bank Series 323, 0.03%, 10/27/21	JPY	10,000,000	89,010

			178,426

Luxembourg — 1.8%
Ciba Specialty Chemicals Finance Luxembourg SA 4.875%, 6/20/18	EUR	50,000	56,477
HeidelbergCement Finance Luxembourg SA 8.50%, 10/31/19	EUR	25,000	32,490

			88,967

Netherlands — 15.4%
BMW Finance NV Series EMTN, 0.75%, 4/15/24	EUR	75,000	80,942
Cooperatieve Rabobank UA Series EMTN, 4.75%, 6/06/22	EUR	100,000	131,094
2.50%, 5/26/26	EUR	100,000	110,820
Gas Natural Fenosa Finance BV Series EMTN, 3.875%, 4/11/22	EUR	100,000	123,887
innogy Finance BV Series EMTN, 4.75%, 1/31/34	GBP	100,000	150,727
Linde Finance BV Series EMTN, 1.75%, 6/11/19	EUR	25,000	27,699
Shell International Finance BV Series EMTN, 0.875%, 8/21/28	CHF	25,000	26,547
Siemens Financieringsmaatschappij NV Series EMTN, 2.875%, 3/10/28	EUR	50,000	65,102
Volkswagen International Finance NV 4.625%, 3/29/49	EUR	50,000	55,589

			772,407

See Notes to Financial Statements.	6

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Barclays International Corporate Bond Hedged ETF (Continued)

February 28, 2017 (Unaudited)

		Principal Amount	Value
Spain — 3.3%
Santander Issuances SAU Series EMTN, 2.50%, 3/18/25	EUR	$100,000	$104,890
Telefonica Emisiones SAU Series EMTN, 4.693%, 11/11/19	EUR	50,000	59,627

			164,517

Sweden — 1.3%
Telia Co. AB Series EMTN, 4.75%, 11/16/21	EUR	50,000	64,258

Switzerland — 1.0%
Credit Suisse AG 0.75%, 7/11/19	CHF	50,000	50,954

United Kingdom — 15.4%
Barclays Bank PLC Series EMTN, 10.00%, 5/21/21	GBP	50,000	80,551
Credit Agricole SA Series EMTN, 3.125%, 2/05/26	EUR	100,000	123,910
Daily Mail & General Trust PLC 6.375%, 6/21/27	GBP	50,000	76,015
HSBC Bank PLC Series EMTN, 4.75%, 3/24/46	GBP	50,000	78,049
Lloyds Bank PLC Series EMTN, 1.00%, 11/19/21	EUR	100,000	109,766
Series EMTN, 6.50%, 9/17/40	GBP	20,000	40,337
Prudential PLC Series EMTN, 11.375%, 5/29/39	GBP	50,000	75,279
Society of Lloyd’s 4.75%, 10/30/24	GBP	100,000	136,370

		Principal Amount	Value
United Kingdom (Continued)
Vodafone Group PLC Series EMTN, 5.90%, 11/26/32	GBP	$30,000	$49,056

			769,333

United States — 15.4%
Apple, Inc. Series EMTN, 1.00%, 11/10/22	EUR	100,000	110,910
AT&T, Inc. 2.75%, 5/19/23	EUR	100,000	117,106
Bank of America Corp. Series EMTN, 4.625%, 9/14/18	EUR	50,000	56,758
Bristol-Myers Squibb Co. 1.75%, 5/15/35	EUR	100,000	105,916
FedEx Corp. 1.625%, 1/11/27	EUR	150,000	162,786
Kraft Heinz Foods Co. 2.25%, 5/25/28	EUR	100,000	108,092
Prologis LP 1.375%, 10/07/20	EUR	100,000	109,975

			771,543

TOTAL CORPORATE BONDS (Cost $4,922,060)			4,840,794

TOTAL INVESTMENTS — 97.0% (Cost $4,939,946)†			$4,858,689
Other assets and liabilities, net — 3.0%			150,010

NET ASSETS — 100.0%			$5,008,699

†	The cost for federal income tax purposes was $4,939,946. At February 28, 2017, net unrealized depreciation for all securities based on tax cost was $81,257. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $34,154 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $115,411.

DPNT:	Deposit Note
EMTN:	Euro Medium Term Note
MTN:	Medium Term Note
REIT:	Real Estate Investment Trust

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Barclays International Corporate Bond Hedged ETF (Continued)

February 28, 2017 (Unaudited)

As of February 28, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	3/3/2017	AUD	155,000	USD	117,583	$(1,247)
The Bank of Nova Scotia	3/3/2017	CAD	528,500	USD	405,486	7,570
The Bank of Nova Scotia	3/3/2017	CHF	77,600	USD	78,759	1,480
The Bank of Nova Scotia	3/3/2017	EUR	3,165,000	USD	3,423,802	70,298
The Bank of Nova Scotia	3/3/2017	EUR	5,000	USD	5,360	62
The Bank of Nova Scotia	3/3/2017	GBP	672,000	USD	845,826	11,906
The Bank of Nova Scotia	3/3/2017	JPY	20,000,000	USD	177,787	(261)
The Bank of Nova Scotia	3/3/2017	USD	119,172	AUD	155,000	(342)
The Bank of Nova Scotia	3/3/2017	USD	399,034	CAD	528,500	(1,118)
The Bank of Nova Scotia	3/3/2017	USD	77,488	CHF	77,600	(209)
The Bank of Nova Scotia	3/3/2017	USD	108,191	EUR	100,000	(2,235)
The Bank of Nova Scotia	3/3/2017	USD	3,262,182	EUR	3,070,000	(9,336)
The Bank of Nova Scotia	3/3/2017	USD	10,060	GBP	8,000	(132)
The Bank of Nova Scotia	3/3/2017	USD	826,282	GBP	664,000	(2,288)
The Bank of Nova Scotia	3/3/2017	USD	178,755	JPY	20,000,000	(707)
The Bank of Nova Scotia	4/5/2017	AUD	155,000	USD	119,077	340
The Bank of Nova Scotia	4/5/2017	CAD	528,500	USD	399,122	1,107
The Bank of Nova Scotia	4/5/2017	CAD	7,500	USD	5,664	15
The Bank of Nova Scotia	4/5/2017	CHF	77,600	USD	77,636	199
The Bank of Nova Scotia	4/5/2017	EUR	3,070,000	USD	3,267,094	9,024
The Bank of Nova Scotia	4/5/2017	EUR	59,000	USD	62,785	171
The Bank of Nova Scotia	4/5/2017	GBP	664,000	USD	826,966	2,246
The Bank of Nova Scotia	4/5/2017	GBP	18,000	USD	22,417	60
The Bank of Nova Scotia	4/5/2017	JPY	20,000,000	USD	179,006	691
The Bank of Nova Scotia	4/5/2017	JPY	2,020,000	USD	18,079	69
The Bank of Nova Scotia	4/5/2017	USD	39,179	AUD	51,000	(110)

Total net unrealized appreciation						$87,253

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Barclays International Corporate Bond Hedged ETF (Continued)

February 28, 2017 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (a)	$—	$17,895	$—	$17,895
Corporate Bonds (a)	—	4,840,794	—	4,840,794
Derivatives (b)
Forward Foreign Currency Exchange Contracts	—	105,238	—	105,238

TOTAL	$—	$4,963,927	$—	$4,963,927

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Exchange Contracts	$—	$(17,985)	$—	$(17,985)

TOTAL	$—	$(17,985)	$—	$(17,985)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Barclays International Treasury Bond Hedged ETF

February 28, 2017 (Unaudited)

		Principal Amount	Value
SOVEREIGN BONDS — 98.5%
Australia — 4.7%
Australia Government Bond 4.50%, 4/15/20	AUD	$125,000	$103,194
3.25%, 4/21/25	AUD	75,000	60,198
4.50%, 4/21/33	AUD	75,000	67,264

			230,656

Austria — 3.7%
Republic of Austria Government Bond 3.90%, 7/15/20, 144A	EUR	75,000	91,683
1.65%, 10/21/24, 144A	EUR	20,000	23,720
2.40%, 5/23/34, 144A	EUR	50,000	64,811

			180,214

Belgium — 4.9%
Kingdom of Belgium Government Bond 4.00%, 3/28/19	EUR	75,000	87,138
1.00%, 6/22/26, 144A	EUR	75,000	82,846
1.00%, 6/22/31, 144A	EUR	25,000	26,337
4.25%, 3/28/41, 144A	EUR	25,000	41,771

			238,092

Canada — 4.5%
Canadian Government Bond 1.25%, 2/01/18	CAD	150,000	113,614
8.00%, 6/01/27	CAD	50,000	59,692
3.50%, 12/01/45	CAD	50,000	46,375

			219,681

Czech Republic — 0.9%
Czech Republic Government Bond 3.85%, 9/29/21	CZK	1,000,000	45,993

Denmark — 1.9%
Denmark Government Bond 1.50%, 11/15/23	DKK	400,000	63,299
0.50%, 11/15/27	DKK	200,000	28,634

			91,933

Finland — 2.2%
Finland Government Bond 1.125%, 9/15/18, 144A	EUR	50,000	54,524
0.75%, 4/15/31, 144A	EUR	50,000	52,742

			107,266

France — 6.5%
French Republic Government Bond OAT 3.75%, 4/25/21	EUR	100,000	123,622
2.25%, 5/25/24	EUR	125,000	149,999
3.25%, 5/25/45	EUR	30,000	41,436

			315,057

Germany — 4.9%
Bundesrepublik Deutschland 3.75%, 1/04/19	EUR	75,000	86,376
1.75%, 2/15/24	EUR	75,000	90,954

		Principal Amount	Value
Germany (Continued)
0.25%, 2/15/27	EUR	$20,000	$21,287
3.25%, 7/04/42	EUR	25,000	40,541

			239,158

Ireland — 1.8%
Ireland Government Bond 5.40%, 3/13/25	EUR	60,000	87,155

Israel — 0.9%
Israel Government Bond — Fixed 5.50%, 1/31/22	ILS	125,000	41,651

Italy — 5.9%
Italy Buoni Poliennali Del Tesoro 3.50%, 12/01/18	EUR	100,000	112,269
0.95%, 3/15/23	EUR	30,000	31,212
7.25%, 11/01/26	EUR	50,000	76,645
4.75%, 9/01/44, 144A	EUR	50,000	68,046

			288,172

Japan — 24.0%
Japan Government Five Year Bond 0.40%, 6/20/18	JPY	25,000,000	224,524
Japan Government Forty Year Bond 1.40%, 3/20/55	JPY	5,000,000	52,262
Japan Government Ten Year Bond 1.20%, 12/20/20	JPY	25,000,000	234,102
Japan Government Thirty Year Bond 2.50%, 3/20/38	JPY	10,000,000	121,258
2.00%, 9/20/41	JPY	4,000,000	45,902
Japan Government Twenty Year Bond 2.10%, 9/20/25	JPY	30,000,000	314,780
1.70%, 9/20/32	JPY	12,000,000	128,242
1.70%, 6/20/33	JPY	5,000,000	53,527

			1,174,597

Malaysia — 1.2%
Malaysia Government Bond 5.248%, 9/15/28	MYR	250,000	60,741

Mexico — 2.4%
Mexican Bonos 6.50%, 6/09/22	MXN	2,425,000	117,614

Netherlands — 3.8%
Netherlands Government Bond 7.50%, 1/15/23	EUR	75,000	116,389
2.50%, 1/15/33, 144A	EUR	25,000	33,519
2.75%, 1/15/47, 144A	EUR	25,000	37,680

			187,588

New Zealand — 0.7%
New Zealand Government Bond 2.75%, 4/15/25	NZD	50,000	35,052

Norway — 0.8%
Norway Government Bond 3.75%, 5/25/21, 144A	NOK	300,000	39,938

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Barclays International Treasury Bond Hedged ETF (Continued)

February 28, 2017 (Unaudited)

		Principal Amount	Value
Poland — 1.2%
Republic of Poland Government Bond 3.25%, 7/25/25	PLN	$250,000	$60,012

Russia — 0.9%
Russian Federal Bond — OFZ 7.60%, 4/14/21	RUB	2,500,000	41,905

Singapore — 0.9%
Singapore Government Bond 2.75%, 7/01/23	SGD	60,000	44,912

Slovak Republic — 1.2%
Slovakia Government Bond 4.00%, 4/27/20	EUR	50,000	60,543

Slovenia — 0.6%
Slovenia Government Bond 4.375%, 2/06/19	EUR	25,000	28,988

South Africa — 1.7%
Republic of South Africa Government Bond 10.50%, 12/21/26	ZAR	1,000,000	84,734

Spain — 3.8%
Spain Government Bond 0.75%, 7/30/21	EUR	60,000	65,034
5.90%, 7/30/26, 144A	EUR	50,000	73,265
4.20%, 1/31/37, 144A	EUR	35,000	47,164

			185,463

		Principal Amount	Value
Sweden — 1.3%
Sweden Government Bond 2.50%, 5/12/25	SEK	$500,000	$65,280

Switzerland — 1.8%
Swiss Confederation Government Bond 1.50%, 7/24/25	CHF	75,000	86,849

Thailand — 1.7%
Thailand Government Bond 2.125%, 12/17/26	THB	3,000,000	81,791

United Kingdom — 7.7%
United Kingdom Gilt 3.75%, 9/07/20	GBP	100,000	139,661
1.50%, 7/22/26	GBP	25,000	32,218
4.25%, 6/07/32	GBP	50,000	85,293
4.25%, 12/07/46	GBP	60,000	117,094

			374,266

TOTAL SOVEREIGN BONDS (Cost $5,053,037)			4,815,301

TOTAL INVESTMENTS — 98.5% (Cost $5,053,037)†			$4,815,301
Other assets and liabilities, net — 1.5%			75,169

NET ASSETS — 100.0%			$4,890,470

†	The cost for federal income tax purposes was $5,053,037. At February 28, 2017, net unrealized depreciation for all securities based on tax cost was $237,736. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,904 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $254,641.

OFZ:	Obligatsyi Federal’novo Zaima “Federal Loan Obligation”
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Barclays International Treasury Bond Hedged ETF (Continued)

February 28, 2017 (Unaudited)

As of February 28, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	3/3/2017	AUD	304,000	USD	230,614	$(2,446)
The Bank of Nova Scotia	3/3/2017	CAD	299,000	USD	229,404	4,283
The Bank of Nova Scotia	3/3/2017	CHF	87,000	USD	88,299	1,659
The Bank of Nova Scotia	3/3/2017	CZK	1,210,000	USD	48,459	1,010
The Bank of Nova Scotia	3/3/2017	DKK	441,000	USD	64,148	1,289
The Bank of Nova Scotia	3/3/2017	EUR	1,861,000	USD	2,013,174	41,335
The Bank of Nova Scotia	3/3/2017	GBP	301,100	USD	378,986	5,334
The Bank of Nova Scotia	3/3/2017	ILS	157,500	USD	41,836	(1,425)
The Bank of Nova Scotia	3/3/2017	JPY	138,300,000	USD	1,229,399	(1,803)
The Bank of Nova Scotia	3/3/2017	MXN	2,355,500	USD	113,002	(4,181)
The Bank of Nova Scotia	3/3/2017	MYR	265,000	USD	59,618	(57)
The Bank of Nova Scotia	3/3/2017	NOK	342,000	USD	41,575	779
The Bank of Nova Scotia	3/3/2017	NZD	49,400	USD	36,186	607
The Bank of Nova Scotia	3/3/2017	PLN	249,500	USD	62,328	963
The Bank of Nova Scotia	3/3/2017	RUB	2,520,000	USD	41,634	(1,526)
The Bank of Nova Scotia	3/3/2017	SEK	600,050	USD	68,722	2,235
The Bank of Nova Scotia	3/3/2017	SGD	63,300	USD	44,939	(231)
The Bank of Nova Scotia	3/3/2017	THB	2,894,000	USD	82,372	(535)
The Bank of Nova Scotia	3/3/2017	USD	233,730	AUD	304,000	(670)
The Bank of Nova Scotia	3/3/2017	USD	4,974	CAD	6,500	(80)
The Bank of Nova Scotia	3/3/2017	USD	220,846	CAD	292,500	(619)
The Bank of Nova Scotia	3/3/2017	USD	86,874	CHF	87,000	(234)
The Bank of Nova Scotia	3/3/2017	USD	47,584	CZK	1,210,000	(136)
The Bank of Nova Scotia	3/3/2017	USD	63,045	DKK	441,000	(186)
The Bank of Nova Scotia	3/3/2017	USD	45,346	EUR	42,000	(844)
The Bank of Nova Scotia	3/3/2017	USD	50,579	EUR	47,000	(780)
The Bank of Nova Scotia	3/3/2017	USD	1,882,927	EUR	1,772,000	(5,388)
The Bank of Nova Scotia	3/3/2017	USD	367,222	GBP	295,100	(1,017)
The Bank of Nova Scotia	3/3/2017	USD	7,545	GBP	6,000	(99)
The Bank of Nova Scotia	3/3/2017	USD	43,266	ILS	157,500	(5)
The Bank of Nova Scotia	3/3/2017	USD	7,088	JPY	800,000	34
The Bank of Nova Scotia	3/3/2017	USD	1,228,940	JPY	137,500,000	(4,860)
The Bank of Nova Scotia	3/3/2017	USD	117,818	MXN	2,355,500	(635)
The Bank of Nova Scotia	3/3/2017	USD	59,685	MYR	265,000	(10)
The Bank of Nova Scotia	3/3/2017	USD	40,922	NOK	342,000	(127)
The Bank of Nova Scotia	3/3/2017	USD	35,729	NZD	49,400	(149)
The Bank of Nova Scotia	3/3/2017	USD	61,448	PLN	249,500	(83)
The Bank of Nova Scotia	3/3/2017	USD	43,124	RUB	2,520,000	36
The Bank of Nova Scotia	3/3/2017	USD	66,626	SEK	600,050	(139)
The Bank of Nova Scotia	3/3/2017	USD	45,261	SGD	63,300	(91)
The Bank of Nova Scotia	3/3/2017	USD	82,994	THB	2,894,000	(87)
The Bank of Nova Scotia	3/3/2017	USD	87,615	ZAR	1,146,000	(299)
The Bank of Nova Scotia	3/3/2017	ZAR	1,146,000	USD	84,585	(2,731)
The Bank of Nova Scotia	4/5/2017	AUD	304,000	USD	233,545	668
The Bank of Nova Scotia	4/5/2017	CAD	292,500	USD	220,896	612
The Bank of Nova Scotia	4/5/2017	CHF	87,000	USD	87,041	224
The Bank of Nova Scotia	4/5/2017	CZK	1,210,000	USD	47,659	106
The Bank of Nova Scotia	4/5/2017	DKK	441,000	USD	63,144	177
The Bank of Nova Scotia	4/5/2017	DKK	201,000	USD	28,781	82
The Bank of Nova Scotia	4/5/2017	EUR	1,772,000	USD	1,885,762	5,209
The Bank of Nova Scotia	4/5/2017	EUR	61,000	USD	64,913	176
The Bank of Nova Scotia	4/5/2017	GBP	9,000	USD	11,209	30
The Bank of Nova Scotia	4/5/2017	GBP	295,100	USD	367,526	998
The Bank of Nova Scotia	4/5/2017	ILS	157,500	USD	43,294	(5)
The Bank of Nova Scotia	4/5/2017	JPY	137,500,000	USD	1,230,667	4,752
The Bank of Nova Scotia	4/5/2017	MXN	2,355,500	USD	117,231	642

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Barclays International Treasury Bond Hedged ETF (Continued)

February 28, 2017 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	4/5/2017	MYR	265,000	USD	59,524	$(45)
The Bank of Nova Scotia	4/5/2017	NOK	342,000	USD	40,931	125
The Bank of Nova Scotia	4/5/2017	NZD	49,400	USD	35,690	148
The Bank of Nova Scotia	4/5/2017	PLN	249,500	USD	61,412	81
The Bank of Nova Scotia	4/5/2017	RUB	2,520,000	USD	42,686	(97)
The Bank of Nova Scotia	4/5/2017	SEK	600,050	USD	66,737	131
The Bank of Nova Scotia	4/5/2017	SGD	63,300	USD	45,264	85
The Bank of Nova Scotia	4/5/2017	THB	2,894,000	USD	82,946	69
The Bank of Nova Scotia	4/5/2017	USD	44,751	JPY	5,000,000	(172)
The Bank of Nova Scotia	4/5/2017	ZAR	1,146,000	USD	87,105	314

Total net unrealized appreciation						$42,401

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israeli New Sheqel
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand

For information on the Fund’s policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Barclays International Treasury Bond Hedged ETF (Continued)

February 28, 2017 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (a)	$—	$4,815,301	$—	$4,815,301
Derivatives (b)
Forward Foreign Currency Exchange Contracts	—	74,193	—	74,193

TOTAL	$—	$4,889,494	$—	$4,889,494

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Exchange Contracts	$—	$(31,792)	$—	$(31,792)

TOTAL	$—	$(31,792)	$—	$(31,792)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers USD High Yield Corporate Bond ETF

February 28, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 98.0%
Basic Materials — 6.0%
Chemicals — 2.1%
Ashland LLC 4.75%, 8/15/22	$120,000	$124,950
Blue Cube Spinco, Inc. 9.75%, 10/15/23	320,000	383,200
CF Industries, Inc. 3.45%, 6/01/23	250,000	233,437
Chemours Co. 7.00%, 5/15/25	240,000	261,900
Hexion, Inc. 6.625%, 4/15/20	240,000	224,400
Huntsman International LLC 4.875%, 11/15/20	150,000	156,000
INEOS Group Holdings SA, 144A 5.625%, 8/01/24 (a)	250,000	255,500
Momentive Performance Materials, Inc. 3.88%, 10/24/21	150,000	147,750
NOVA Chemicals Corp., 144A 5.25%, 8/01/23	240,000	248,100
Platform Specialty Products Corp. 10.375%, 5/01/21, 144A	120,000	135,150
6.50%, 2/01/22, 144A (a)	240,000	252,000
Tronox Finance LLC 6.375%, 8/15/20 (a)	240,000	245,400
7.50%, 3/15/22, 144A (a)	100,000	105,000
WR Grace & Co.-Conn, 144A 5.125%, 10/01/21	120,000	126,600

		2,899,387

Iron/Steel — 1.5%
AK Steel Corp. 7.625%, 5/15/20	240,000	245,532
7.625%, 10/01/21	120,000	125,100
Allegheny Technologies, Inc. 5.95%, 1/15/21	120,000	121,129
7.875%, 8/15/23	120,000	124,500
ArcelorMittal 6.25%, 3/01/21	250,000	276,250
7.00%, 2/25/22 (a)	120,000	137,100
6.125%, 6/01/25 (a)	120,000	135,450
Cliffs Natural Resources, Inc., 144A 8.25%, 3/31/20	350,000	384,125
Steel Dynamics, Inc. 5.125%, 10/01/21	250,000	259,063
United States Steel Corp. 7.375%, 4/01/20	120,000	129,600
8.375%, 7/01/21, 144A	120,000	135,300

		2,073,149

Mining — 2.4%
Alcoa Nederland Holding BV, 144A 7.00%, 9/30/26	200,000	220,000
Anglo American Capital PLC 9.375%, 4/08/19, 144A	200,000	227,500
4.875%, 5/14/25, 144A	250,000	260,625

	Principal Amount	Value
Mining (Continued)
First Quantum Minerals Ltd., 144A 6.75%, 2/15/20	$450,000	$463,500
FMG Resources (August 2006) Pty Ltd., 144A 6.875%, 4/01/22	120,000	124,275
Freeport-McMoRan, Inc. 2.375%, 3/15/18	450,000	450,000
3.10%, 3/15/20 (a)	240,000	236,400
3.55%, 3/01/22 (a)	200,000	186,750
3.875%, 3/15/23	240,000	222,000
4.55%, 11/14/24 (a)	240,000	225,600
Kinross Gold Corp. 5.95%, 3/15/24	120,000	127,500
Teck Resources Ltd. 8.00%, 6/01/21, 144A	120,000	133,950
4.75%, 1/15/22	60,000	62,625
3.75%, 2/01/23	240,000	234,852
8.50%, 6/01/24, 144A	120,000	140,400

		3,315,977

Communications — 24.1%
Advertising — 0.6%
Acosta, Inc., 144A 7.75%, 10/01/22	150,000	132,750
Lamar Media Corp. 5.00%, 5/01/23	240,000	249,000
5.75%, 2/01/26	120,000	129,450
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.25%, 2/15/22	120,000	125,100
5.875%, 3/15/25	120,000	126,600

		762,900

Internet — 1.5%
Netflix, Inc. 5.375%, 2/01/21	120,000	129,300
5.50%, 2/15/22	120,000	128,700
5.75%, 3/01/24	120,000	129,000
5.875%, 2/15/25	80,000	86,700
4.375%, 11/15/26, 144A	240,000	238,200
Symantec Corp., 144A 5.00%, 4/15/25	300,000	308,279
VeriSign, Inc. 4.625%, 5/01/23	240,000	246,000
5.25%, 4/01/25	120,000	125,550
Zayo Group LLC / Zayo Capital, Inc. 6.00%, 4/01/23	370,000	393,125
6.375%, 5/15/25	250,000	270,313

		2,055,167

Media — 11.6%
Altice Financing SA 6.625%, 2/15/23, 144A	480,000	506,400
7.50%, 5/15/26, 144A	300,000	322,875
Altice Luxembourg SA, 144A 7.75%, 5/15/22	480,000	511,800

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2017 (Unaudited)

	Principal Amount	Value
Media (Continued)
Altice US Finance I Corp., 144A 5.50%, 5/15/26	$50,000	$51,812
AMC Networks, Inc. 4.75%, 12/15/22	240,000	243,000
5.00%, 4/01/24	240,000	242,851
Cablevision Systems Corp. 7.75%, 4/15/18	250,000	263,125
8.00%, 4/15/20	120,000	132,900
5.875%, 9/15/22 (a)	60,000	61,650
CBS Radio, Inc., 144A 7.25%, 11/01/24	120,000	128,400
CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, 3/15/21	120,000	123,323
5.25%, 9/30/22	120,000	125,100
5.125%, 2/15/23	120,000	125,250
5.125%, 5/01/23, 144A	50,000	52,000
5.75%, 1/15/24	120,000	126,240
5.875%, 4/01/24, 144A	120,000	129,000
5.375%, 5/01/25, 144A	240,000	252,000
5.75%, 2/15/26, 144A	240,000	257,400
5.50%, 5/01/26, 144A	240,000	255,300
5.125%, 5/01/27, 144A	150,000	156,000
5.875%, 5/01/27, 144A	240,000	258,384
Cengage Learning, Inc., 144A 9.50%, 6/15/24 (a)	100,000	90,500
Cequel Communications Holdings I LLC / Cequel Capital Corp. 6.375%, 9/15/20, 144A	270,000	278,944
5.125%, 12/15/21, 144A	240,000	245,477
Clear Channel Worldwide Holdings, Inc. Series B, 7.625%, 3/15/20	200,000	202,250
Series B, 6.50%, 11/15/22	480,000	499,498
CSC Holdings LLC 10.125%, 1/15/23, 144A	480,000	556,800
10.875%, 10/15/25, 144A	730,000	881,475
5.50%, 4/15/27, 144A	200,000	206,250
DISH DBS Corp. 7.875%, 9/01/19	570,000	636,975
5.125%, 5/01/20	120,000	125,400
6.75%, 6/01/21	120,000	132,600
5.875%, 7/15/22	480,000	516,000
5.00%, 3/15/23	240,000	247,200
5.875%, 11/15/24	240,000	256,500
7.75%, 7/01/26	240,000	281,400
Gray Television, Inc., 144A 5.125%, 10/15/24	240,000	237,600
iHeartCommunications, Inc. 9.00%, 12/15/19	450,000	394,875
11.25%, 3/01/21	150,000	125,062
9.00%, 9/15/22 (a)	250,000	202,188
10.625%, 3/15/23	100,000	83,500
Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 10/01/20	100,000	102,250
5.00%, 4/15/22, 144A	240,000	247,800
Quebecor Media, Inc. 5.75%, 1/15/23	120,000	128,400

	Principal Amount	Value
Media (Continued)
SFR Group SA 6.00%, 5/15/22, 144A	$800,000	$832,752
7.375%, 5/01/26, 144A	850,000	884,000
Sirius XM Radio, Inc. 5.75%, 8/01/21, 144A	120,000	125,207
4.625%, 5/15/23, 144A	240,000	246,300
6.00%, 7/15/24, 144A	120,000	128,100
5.375%, 4/15/25, 144A	240,000	245,400
TEGNA, Inc. 5.125%, 7/15/20	120,000	124,500
6.375%, 10/15/23	120,000	128,250
Tribune Media Co. 5.875%, 7/15/22	240,000	246,300
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 144A 5.00%, 1/15/25	480,000	495,600
Univision Communications, Inc. 6.75%, 9/15/22, 144A	120,000	126,450
5.125%, 5/15/23, 144A	240,000	240,900
5.125%, 2/15/25, 144A	240,000	237,600
Videotron Ltd., 144A 5.375%, 6/15/24	120,000	128,400
Virgin Media Secured Finance PLC, 144A 5.25%, 1/15/26	250,000	253,750
Ziggo Bond Finance BV, 144A 6.00%, 1/15/27	360,000	362,250
Ziggo Secured Finance BV, 144A 5.50%, 1/15/27	360,000	365,400

		16,174,913

Telecommunications — 10.4%
CenturyLink, Inc. Series V, 5.625%, 4/01/20	120,000	127,276
Series S, 6.45%, 6/15/21	120,000	128,476
Series T, 5.80%, 3/15/22	480,000	496,200
Series Y, 7.50%, 4/01/24 (a)	120,000	129,300
CommScope Technologies Finance LLC, 144A 6.00%, 6/15/25	120,000	129,000
CommScope, Inc., 144A 5.50%, 6/15/24	120,000	126,150
Frontier Communications Corp. 8.50%, 4/15/20	570,000	606,337
8.875%, 9/15/20	120,000	127,650
9.25%, 7/01/21	120,000	126,900
8.75%, 4/15/22	120,000	120,600
10.50%, 9/15/22	120,000	125,362
7.125%, 1/15/23	240,000	218,400
7.625%, 4/15/24	240,000	216,600
6.875%, 1/15/25	120,000	101,700
11.00%, 9/15/25	360,000	363,600
Hughes Satellite Systems Corp. 6.50%, 6/15/19	120,000	130,386
7.625%, 6/15/21	170,000	189,125
5.25%, 8/01/26, 144A	250,000	254,687
Inmarsat Finance PLC, 144A 4.875%, 5/15/22	250,000	251,250

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2017 (Unaudited)

	Principal Amount	Value
Telecommunications (Continued)
Intelsat Jackson Holdings SA 7.25%, 4/01/19	$240,000	$231,000
7.25%, 10/15/20 (a)	240,000	223,200
7.50%, 4/01/21	240,000	220,800
9.50%, 9/30/22, 144A (a)	120,000	144,600
5.50%, 8/01/23	240,000	198,600
8.00%, 2/15/24, 144A	120,000	130,500
Intelsat Luxembourg SA 7.75%, 6/01/21	250,000	141,875
8.125%, 6/01/23	100,000	54,500
Level 3 Communications, Inc. 5.75%, 12/01/22	200,000	207,750
Level 3 Financing, Inc. 5.375%, 8/15/22	240,000	249,420
5.625%, 2/01/23	370,000	382,950
5.375%, 5/01/25	120,000	124,200
Nokia OYJ 5.375%, 5/15/19	120,000	127,350
Sprint Communications, Inc. 9.00%, 11/15/18, 144A	770,000	844,112
7.00%, 3/01/20, 144A	120,000	131,400
7.00%, 8/15/20	120,000	129,750
6.00%, 11/15/22	240,000	248,974
Sprint Corp. 7.25%, 9/15/21	120,000	131,100
7.875%, 9/15/23	850,000	947,750
7.125%, 6/15/24	480,000	519,451
7.625%, 2/15/25 (a)	240,000	268,200
Telecom Italia SpA, 144A 5.303%, 5/30/24	400,000	408,500
T-Mobile USA, Inc. 6.542%, 4/28/20	450,000	462,937
6.25%, 4/01/21	120,000	124,159
6.633%, 4/28/21	120,000	125,124
6.125%, 1/15/22	120,000	127,200
6.731%, 4/28/22	370,000	385,725
6.00%, 3/01/23	120,000	127,200
6.625%, 4/01/23	120,000	127,800
6.836%, 4/28/23	120,000	128,292
6.50%, 1/15/24	120,000	129,240
6.00%, 4/15/24	220,000	235,400
6.375%, 3/01/25	370,000	398,668
6.50%, 1/15/26	240,000	264,300
VimpelCom Holdings BV 5.20%, 2/13/19, 144A	250,000	259,675
5.95%, 2/13/23, 144A	200,000	210,702
West Corp., 144A 5.375%, 7/15/22	240,000	231,420
Wind Acquisition Finance SA 4.75%, 7/15/20, 144A	250,000	255,313
7.375%, 4/23/21, 144A	450,000	469,687
Windstream Services LLC 7.75%, 10/15/20	200,000	206,376
6.375%, 8/01/23	120,000	109,800

		14,413,999

	Principal Amount	Value
Consumer, Cyclical — 12.3%
Airlines — 0.3%
Air Canada, 144A 7.75%, 4/15/21 (a)	$120,000	$135,300
American Airlines Group, Inc. 5.50%, 10/01/19, 144A	120,000	125,100
4.625%, 3/01/20, 144A	200,000	204,000

		464,400

Apparel — 0.2%
Hanesbrands, Inc., 144A 4.625%, 5/15/24	240,000	239,100
Levi Strauss & Co. 6.875%, 5/01/22	120,000	125,100

		364,200

Auto Manufacturers — 0.7%
Fiat Chrysler Automobiles NV 4.50%, 4/15/20 (a)	200,000	207,500
5.25%, 4/15/23	250,000	260,312
Jaguar Land Rover Automotive PLC, 144A 4.25%, 11/15/19	250,000	256,813
Navistar International Corp.
8.25%, 11/01/21	240,000	243,600

		968,225

Auto Parts & Equipment — 1.5%
Adient Global Holdings Ltd., 144A 4.875%, 8/15/26	250,000	248,750
Allison Transmission, Inc., 144A 5.00%, 10/01/24	240,000	244,800
American Axle & Manufacturing, Inc. 6.25%, 3/15/21 (a)	120,000	123,750
6.625%, 10/15/22 (a)	240,000	249,600
Goodyear Tire & Rubber Co. 7.00%, 5/15/22	120,000	125,700
5.125%, 11/15/23	240,000	250,500
Schaeffler Finance BV, 144A 4.75%, 5/15/23	200,000	206,808
ZF North America Capital, Inc. 4.00%, 4/29/20, 144A	360,000	375,300
4.75%, 4/29/25, 144A	200,000	206,750

		2,031,958

Distribution/Wholesale — 0.3%
HD Supply, Inc. 5.25%, 12/15/21, 144A	280,000	296,450
5.75%, 4/15/24, 144A	120,000	127,200

		423,650

Entertainment — 1.5%
Cinemark USA, Inc. 4.875%, 6/01/23	310,000	319,300
GLP Capital LP / GLP Financing II, Inc. 4.375%, 11/01/18	120,000	124,050
4.375%, 4/15/21	120,000	125,250
5.375%, 4/15/26	240,000	251,700

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2017 (Unaudited)

	Principal Amount	Value
Entertainment (Continued)
International Game Technology PLC 6.25%, 2/15/22, 144A	$480,000	$520,800
6.50%, 2/15/25, 144A	250,000	274,375
Regal Entertainment Group 5.75%, 3/15/22	120,000	125,850
Scientific Games International, Inc. 7.00%, 1/01/22, 144A	120,000	127,800
10.00%, 12/01/22	240,000	255,600

		2,124,725

Food Service — 0.2%
Aramark Services, Inc. 5.125%, 1/15/24	250,000	262,525

Home Builders — 1.2%
Beazer Homes USA, Inc., 144A 8.75%, 3/15/22	120,000	130,485
CalAtlantic Group, Inc. 8.375%, 5/15/18	200,000	214,250
K Hovnanian Enterprises, Inc., 144A 7.25%, 10/15/20	250,000	245,625
Lennar Corp. 4.875%, 12/15/23	390,000	404,625
PulteGroup, Inc. 4.25%, 3/01/21	250,000	256,500
5.00%, 1/15/27	240,000	240,660
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 144A 5.25%, 4/15/21	120,000	123,600

		1,615,745

Home Furnishings — 0.2%
Tempur Sealy International, Inc. 5.50%, 6/15/26	240,000	236,400

Leisure Time — 0.3%
NCL Corp. Ltd., 144A 4.625%, 11/15/20	250,000	258,125
Royal Caribbean Cruises Ltd. 5.25%, 11/15/22	120,000	134,964

		393,089

Lodging — 2.3%
Boyd Gaming Corp. 6.875%, 5/15/23	120,000	130,050
6.375%, 4/01/26	120,000	130,050
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope 8.00%, 10/01/20	120,000	126,000
11.00%, 10/01/21 (a)	120,000	131,550
Diamond Resorts International, Inc., 144A 7.75%, 9/01/23	240,000	254,400
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, 10/15/21	250,000	257,437
MGM Resorts International 8.625%, 2/01/19	570,000	632,700
5.25%, 3/31/20	120,000	126,600

	Principal Amount	Value
Lodging (Continued)
6.75%, 10/01/20	$120,000	$132,564
6.625%, 12/15/21	120,000	134,250
6.00%, 3/15/23	360,000	393,300
Studio City Co. Ltd., 144A 7.25%, 11/30/21	250,000	267,500
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.375%, 3/15/22	240,000	247,200
5.50%, 3/01/25, 144A (a)	240,000	246,000

		3,209,601

Retail — 3.5%
1011778 BC ULC / New Red Finance, Inc. 4.625%, 1/15/22, 144A	120,000	123,750
6.00%, 4/01/22, 144A	420,000	439,026
Claire’s Stores, Inc., 144A 9.00%, 3/15/19	150,000	69,375
Dollar Tree, Inc. 5.75%, 3/01/23	350,000	373,187
JC Penney Corp., Inc. 8.125%, 10/01/19 (a)	120,000	128,400
5.65%, 6/01/20 (a)	100,000	99,094
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 6/01/24, 144A	240,000	246,984
5.25%, 6/01/26, 144A	240,000	248,700
L Brands, Inc. 8.50%, 6/15/19	250,000	280,313
5.625%, 2/15/22	120,000	126,750
5.625%, 10/15/23	250,000	262,500
Men’s Wearhouse, Inc. 7.00%, 7/01/22	100,000	95,000
Neiman Marcus Group Ltd. LLC, 144A 8.00%, 10/15/21 (a)	240,000	151,800
Penske Automotive Group, Inc. 5.75%, 10/01/22	120,000	125,100
PetSmart, Inc., 144A 7.125%, 3/15/23 (a)	370,000	363,987
PVH Corp. 4.50%, 12/15/22	250,000	254,375
QVC, Inc. 4.375%, 3/15/23	330,000	333,872
Rite Aid Corp. 9.25%, 3/15/20	250,000	258,438
6.75%, 6/15/21	250,000	260,811
Sally Holdings LLC / Sally Capital, Inc. 5.75%, 6/01/22	120,000	124,200
5.625%, 12/01/25	120,000	122,700
Sears Holdings Corp. 8.00%, 12/15/19	100,000	88,500
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/01/24	240,000	243,600

		4,820,462

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2017 (Unaudited)

	Principal Amount	Value
Storage/Warehousing — 0.1%
Algeco Scotsman Global Finance PLC, 144A 8.50%, 10/15/18	$200,000	$195,500

Consumer, Non-cyclical — 16.1%
Agriculture — 0.1%
Vector Group Ltd., 144A 6.125%, 2/01/25	150,000	154,875

Beverages — 0.2%
Cott Beverages, Inc. 5.375%, 7/01/22	250,000	257,188

Biotechnology — 0.1%
Concordia International Corp., 144A 9.50%, 10/21/22	200,000	88,000

Commercial Services — 3.0%
ADT Corp. 3.50%, 7/15/22	240,000	228,900
4.125%, 6/15/23	240,000	232,200
APX Group, Inc. 6.375%, 12/01/19	192,000	198,480
7.875%, 12/01/22	120,000	130,500
Ashtead Capital, Inc., 144A 6.50%, 7/15/22	250,000	262,726
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, 4/01/23 (a)	120,000	120,450
Herc Rentals, Inc. 7.50%, 6/01/22, 144A	120,000	130,200
7.75%, 6/01/24, 144A (a)	120,000	132,600
Hertz Corp. 6.75%, 4/15/19	150,000	150,375
7.375%, 1/15/21	120,000	120,600
5.50%, 10/15/24, 144A (a)	240,000	217,800
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A 6.375%, 8/01/23	120,000	129,450
Laureate Education, Inc., 144A 9.25%, 9/01/19 (a)	240,000	251,700
Nielsen Co. Luxembourg SARL, 144A 5.50%, 10/01/21	120,000	125,063
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A 9.25%, 5/15/23	240,000	263,100
Service Corp. International 5.375%, 5/15/24	250,000	265,788
ServiceMaster Co. LLC, 144A 5.125%, 11/15/24	150,000	153,000
Syniverse Holdings, Inc. 9.125%, 1/15/19	130,000	120,250
United Rentals North America, Inc. 7.625%, 4/15/22	120,000	125,513
6.125%, 6/15/23	120,000	126,600
4.625%, 7/15/23	120,000	123,631
5.75%, 11/15/24	120,000	127,890
5.50%, 7/15/25	240,000	254,100
5.875%, 9/15/26	120,000	126,750

		4,117,666

	Principal Amount	Value
Cosmetics/Personal Care — 0.3%
Avon Products, Inc. 7.00%, 3/15/23	$240,000	$225,600
Edgewell Personal Care Co. 4.70%, 5/24/22	250,000	261,392

		486,992

Food — 1.4%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC 6.625%, 6/15/24, 144A	370,000	393,125
5.75%, 3/15/25, 144A	240,000	241,050
Lamb Weston Holdings, Inc., 144A 4.625%, 11/01/24	250,000	255,000
Post Holdings, Inc. 6.75%, 12/01/21, 144A	120,000	129,120
5.50%, 3/01/25, 144A	150,000	153,000
8.00%, 7/15/25, 144A	250,000	283,125
5.00%, 8/15/26, 144A	360,000	348,973
TreeHouse Foods, Inc., 144A 6.00%, 2/15/24	150,000	158,625

		1,962,018

Healthcare-Products — 0.9%
Alere, Inc., 144A 6.375%, 7/01/23	120,000	122,400
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 144A 8.125%, 6/15/21	150,000	133,500
Hologic, Inc., 144A 5.25%, 7/15/22	150,000	156,937
Kinetic Concepts, Inc. / KCI USA, Inc., 144A 7.875%, 2/15/21	120,000	129,600
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 4.875%, 4/15/20, 144A (a)	240,000	241,800
5.75%, 8/01/22, 144A (a)	240,000	236,400
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A 6.625%, 5/15/22	240,000	214,800

		1,235,437

Healthcare-Services — 7.3%
Acadia Healthcare Co., Inc. 5.625%, 2/15/23	240,000	247,800
Centene Corp. 5.625%, 2/15/21	250,000	263,750
4.75%, 5/15/22	250,000	260,313
4.75%, 1/15/25	125,000	128,906
CHS/Community Health Systems, Inc. 8.00%, 11/15/19 (a)	280,000	275,100
7.125%, 7/15/20 (a)	240,000	226,800
5.125%, 8/01/21 (a)	240,000	237,000
6.875%, 2/01/22	240,000	211,800
DaVita, Inc. 5.75%, 8/15/22	120,000	125,550
5.125%, 7/15/24	480,000	490,800

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2017 (Unaudited)

	Principal Amount	Value
Healthcare-Services (Continued)
Envision Healthcare Corp. 5.625%, 7/15/22	$120,000	$125,400
6.25%, 12/01/24, 144A	200,000	212,500
Fresenius Medical Care US Finance II, Inc. 5.625%, 7/31/19, 144A	250,000	268,438
5.875%, 1/31/22, 144A	35,000	38,369
Fresenius Medical Care US Finance, Inc., 144A 5.75%, 2/15/21	120,000	131,250
HCA, Inc. 8.00%, 10/01/18	250,000	273,125
6.50%, 2/15/20	960,000	1,056,278
7.50%, 2/15/22	120,000	138,750
5.875%, 3/15/22	120,000	132,750
4.75%, 5/01/23	240,000	252,300
5.875%, 5/01/23	120,000	130,800
5.00%, 3/15/24	240,000	253,500
5.375%, 2/01/25	480,000	503,400
5.25%, 4/15/25	240,000	256,500
5.875%, 2/15/26	240,000	258,000
5.25%, 6/15/26	120,000	127,050
4.50%, 2/15/27	100,000	100,000
HealthSouth Corp. 5.75%, 11/01/24	240,000	246,000
Kindred Healthcare, Inc. 8.00%, 1/15/20	240,000	243,600
6.375%, 4/15/22	120,000	111,300
LifePoint Health, Inc. 5.875%, 12/01/23 (a)	240,000	247,200
5.375%, 5/01/24, 144A	240,000	242,400
MPH Acquisition Holdings LLC, 144A 7.125%, 6/01/24	200,000	216,000
Tenet Healthcare Corp. 6.25%, 11/01/18	120,000	127,650
5.00%, 3/01/19	240,000	241,363
5.50%, 3/01/19	240,000	243,600
4.75%, 6/01/20	240,000	246,000
8.00%, 8/01/20	240,000	246,000
6.00%, 10/01/20	240,000	255,000
4.375%, 10/01/21	240,000	243,000
8.125%, 4/01/22	240,000	252,600
6.75%, 6/15/23 (a)	240,000	238,500

		10,126,442

Household Products/Wares — 0.4%
Spectrum Brands, Inc. 6.625%, 11/15/22	370,000	393,125
5.75%, 7/15/25	120,000	128,100

		521,225

Pharmaceuticals — 2.4%
Endo Finance LLC, 144A 5.75%, 1/15/22	250,000	233,125
Endo Finance LLC / Endo Finco, Inc., 144A 5.375%, 1/15/23	150,000	133,500
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 144A 6.00%, 7/15/23	250,000	231,250

	Principal Amount	Value
Pharmaceuticals (Continued)
Grifols Worldwide Operations Ltd. 5.25%, 4/01/22	$300,000	$312,750
Nature’s Bounty Co., 144A 7.625%, 5/15/21	240,000	254,100
Valeant Pharmaceuticals International 7.00%, 10/01/20, 144A	150,000	140,250
6.375%, 10/15/20, 144A (a)	240,000	219,600
7.25%, 7/15/22, 144A	240,000	217,200
Valeant Pharmaceuticals International, Inc. 6.75%, 8/15/18, 144A (a)	240,000	237,600
5.375%, 3/15/20, 144A (a)	240,000	216,000
7.50%, 7/15/21, 144A	240,000	221,400
5.625%, 12/01/21, 144A	240,000	203,400
5.50%, 3/01/23, 144A	240,000	194,700
5.875%, 5/15/23, 144A	240,000	196,500
6.125%, 4/15/25, 144A	440,000	352,000

		3,363,375

Diversified — 0.2%
Holding Companies-Diversified — 0.2%
HRG Group, Inc. 7.75%, 1/15/22	120,000	126,900
Noble Group Ltd., 144A 6.75%, 1/29/20	200,000	196,250

		323,150

Energy — 13.0%
Coal — 0.6%
CONSOL Energy, Inc. 5.875%, 4/15/22	240,000	235,200
8.00%, 4/01/23 (a)	120,000	125,700
Murray Energy Corp., 144A 11.25%, 4/15/21	250,000	197,500
Peabody Securities Finance Corp., 144A 6.00%, 3/31/22	200,000	204,500

		762,900

Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC, Step-down Coupon, 9.375% to 12/7/2016, 6.375% to 02/01/2023, 144A	150,000	156,000

Oil & Gas — 8.7%
Antero Resources Corp. 5.375%, 11/01/21	120,000	123,150
5.625%, 6/01/23	420,000	427,350
California Resources Corp., 144A 8.00%, 12/15/22	320,000	274,800
Calumet Specialty Products Partners LP / Calumet Finance Corp. 11.50%, 1/15/21, 144A	120,000	139,500
6.50%, 4/15/21	150,000	130,917
Carrizo Oil & Gas, Inc. 7.50%, 9/15/20	170,000	175,950
6.25%, 4/15/23	120,000	122,100
Cenovus Energy, Inc. 3.80%, 9/15/23	240,000	239,253

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2017 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
Chesapeake Energy Corp. 6.625%, 8/15/20	$150,000	$150,000
8.00%, 12/15/22, 144A (a)	610,000	647,362
Citgo Holding, Inc., 144A 10.75%, 2/15/20	120,000	130,800
Concho Resources, Inc. 5.50%, 10/01/22	250,000	260,000
5.50%, 4/01/23	120,000	124,800
Continental Resources, Inc. 5.00%, 9/15/22	480,000	490,800
4.50%, 4/15/23	240,000	236,400
Denbury Resources, Inc. 5.50%, 5/01/22	120,000	99,600
4.625%, 7/15/23	120,000	94,200
Ensco PLC 5.20%, 3/15/25 (a)	240,000	213,600
EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, 5/01/20	260,000	255,450
6.375%, 6/15/23 (a)	150,000	125,625
Gulfport Energy Corp., 144A 6.00%, 10/15/24	300,000	300,000
Halcon Resources Corp., 144A 6.75%, 2/15/25	150,000	148,875
Jupiter Resources, Inc., 144A 8.50%, 10/01/22	120,000	103,800
Laredo Petroleum, Inc. 5.625%, 1/15/22	120,000	121,500
MEG Energy Corp. 6.375%, 1/30/23, 144A	240,000	214,200
7.00%, 3/31/24, 144A	240,000	217,200
Murphy Oil Corp. 4.70%, 12/01/22 (a)	240,000	236,400
6.875%, 8/15/24	120,000	128,760
Nabors Industries, Inc. 5.00%, 9/15/20	240,000	251,278
4.625%, 9/15/21	240,000	245,400
Newfield Exploration Co. 5.75%, 1/30/22	270,000	289,575
5.375%, 1/01/26	120,000	125,700
Noble Holding International Ltd. 7.75%, 1/15/24	200,000	195,000
Oasis Petroleum, Inc. 6.875%, 3/15/22	120,000	122,663
Pacific Drilling SA, 144A 5.375%, 6/01/20	100,000	46,750
Parsley Energy LLC / Parsley Finance Corp., 144A 5.25%, 8/15/25	150,000	151,875
PBF Holding Co. LLC / PBF Finance Corp. 8.25%, 2/15/20	24,000	24,570
7.00%, 11/15/23	240,000	242,400
PDC Energy, Inc. 7.75%, 10/15/22	100,000	106,250
QEP Resources, Inc. 5.25%, 5/01/23	240,000	237,600

	Principal Amount	Value
Oil & Gas (Continued)
Range Resources Corp. 5.00%, 8/15/22, 144A	$240,000	$235,200
5.00%, 3/15/23, 144A	240,000	233,100
RSP Permian, Inc. 6.625%, 10/01/22	200,000	212,500
Sanchez Energy Corp. 6.125%, 1/15/23	240,000	231,600
SM Energy Co. 6.125%, 11/15/22	200,000	202,500
6.75%, 9/15/26 (a)	120,000	122,700
Southwestern Energy Co. 5.80%, 1/23/20	120,000	119,100
4.10%, 3/15/22 (a)	240,000	214,800
6.70%, 1/23/25	120,000	115,500
Sunoco LP / Sunoco Finance Corp. 5.50%, 8/01/20	240,000	242,100
6.25%, 4/15/21	240,000	244,200
Tesoro Corp. 5.375%, 10/01/22	50,000	52,188
5.125%, 12/15/26, 144A	150,000	159,187
Transocean, Inc. 6.00%, 3/15/18	250,000	257,500
6.50%, 11/15/20 (a)	240,000	246,000
8.125%, 12/15/21	120,000	126,672
9.00%, 7/15/23, 144A (a)	120,000	129,900
Tullow Oil PLC, 144A 6.25%, 4/15/22 (a)	250,000	234,375
Whiting Petroleum Corp. 5.00%, 3/15/19	240,000	243,300
5.75%, 3/15/21 (a)	240,000	240,000
WPX Energy, Inc. 6.00%, 1/15/22 (a)	120,000	123,150
8.25%, 8/01/23	120,000	135,000

		12,092,025

Oil & Gas Services — 0.6%
CGG SA 6.50%, 6/01/21	250,000	120,625
SESI LLC 7.125%, 12/15/21	250,000	258,125
Weatherford International Ltd. 8.25%, 6/15/23 (a)	450,000	489,375

		868,125

Pipelines — 3.0%
Cheniere Corpus Christi Holdings LLC 7.00%, 6/30/24, 144A	150,000	168,750
5.875%, 3/31/25, 144A	500,000	530,625
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.125%, 3/01/22	290,000	301,237
6.25%, 4/01/23	240,000	250,200
DCP Midstream Operating LP 3.875%, 3/15/23	100,000	97,000
Energy Transfer Equity LP 7.50%, 10/15/20	120,000	135,450
5.875%, 1/15/24	130,000	140,400
5.50%, 6/01/27	250,000	265,938

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2017 (Unaudited)

	Principal Amount	Value
Pipelines (Continued)
EnLink Midstream Partners LP 2.70%, 4/01/19	$75,000	$75,410
4.15%, 6/01/25	250,000	250,270
Genesis Energy LP / Genesis Energy Finance Corp. 6.75%, 8/01/22	120,000	125,700
NGPL PipeCo LLC, 144A 9.625%, 6/01/19	120,000	125,400
ONEOK, Inc. 7.50%, 9/01/23	120,000	142,800
Rockies Express Pipeline LLC 6.00%, 1/15/19, 144A	120,000	126,600
5.625%, 4/15/20, 144A	120,000	127,200
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.125%, 11/15/19	240,000	245,400
4.25%, 11/15/23	240,000	239,400
5.375%, 2/01/27, 144A	240,000	251,400
Tesoro Logistics LP / Tesoro Logistics Finance Corp. 5.875%, 10/01/20	120,000	123,840
6.25%, 10/15/22	120,000	129,000
6.375%, 5/01/24	120,000	131,050
Williams Cos., Inc. 3.70%, 1/15/23	120,000	118,200
4.55%, 6/24/24 (a)	120,000	122,400

		4,223,670

Financial — 9.0%
Banks — 1.3%
Intesa Sanpaolo SpA 5.017%, 6/26/24, 144A	250,000	235,171
5.71%, 1/15/26, 144A	250,000	241,814
Royal Bank of Scotland Group PLC 6.125%, 12/15/22	480,000	511,313
6.10%, 6/10/23	250,000	265,947
6.00%, 12/19/23	240,000	255,437
5.125%, 5/28/24	240,000	243,301

		1,752,983

Diversified Financial Services — 4.7%
Aircastle Ltd. 6.25%, 12/01/19	120,000	131,100
5.00%, 4/01/23	240,000	253,500
Ally Financial, Inc. 3.60%, 5/21/18	450,000	459,000
8.00%, 12/31/18	120,000	132,074
3.50%, 1/27/19	240,000	244,800
3.75%, 11/18/19	240,000	245,700
8.00%, 3/15/20	120,000	137,537
4.125%, 3/30/20	100,000	103,625
7.50%, 9/15/20	120,000	137,700
4.125%, 2/13/22	240,000	246,000
CIT Group, Inc. 5.50%, 2/15/19, 144A	400,000	422,500
3.875%, 2/19/19	360,000	369,227
5.375%, 5/15/20	120,000	128,700

	Principal Amount	Value
Diversified Financial Services (Continued)
5.00%, 8/15/22	$120,000	$127,500
5.00%, 8/01/23	120,000	127,200
Jefferies Finance LLC / JFIN Co-Issuer Corp., 144A 7.375%, 4/01/20	250,000	255,625
Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, 8/01/18	120,000	121,950
6.50%, 7/01/21	240,000	246,600
Navient Corp. Series MTN, 8.45%, 6/15/18	505,000	540,981
Series MTN, 5.50%, 1/15/19	120,000	124,200
Series MTN, 4.875%, 6/17/19	120,000	122,700
Series MTN, 8.00%, 3/25/20	120,000	130,484
6.625%, 7/26/21	120,000	125,400
Series MTN, 7.25%, 1/25/22	120,000	125,550
5.50%, 1/25/23	240,000	230,700
7.25%, 9/25/23	240,000	247,200
OneMain Financial Holdings LLC 6.75%, 12/15/19, 144A	120,000	126,076
7.25%, 12/15/21, 144A	120,000	126,000
Quicken Loans, Inc., 144A 5.75%, 5/01/25	200,000	198,000
Springleaf Finance Corp. 5.25%, 12/15/19	240,000	242,100
8.25%, 12/15/20	240,000	264,300

		6,494,029

Insurance — 0.6%
Genworth Holdings, Inc. 7.70%, 6/15/20 (a)	250,000	251,250
7.625%, 9/24/21	240,000	231,600
HUB International Ltd., 144A 7.875%, 10/01/21	120,000	127,200
MGIC Investment Corp. 5.75%, 8/15/23	200,000	212,000

		822,050

Real Estate — 0.2%
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A 5.25%, 12/01/21	250,000	261,250

Real Estate Investment Trusts — 1.8%
Equinix, Inc. 5.375%, 1/01/22	320,000	339,600
5.375%, 4/01/23	120,000	125,100
5.875%, 1/15/26	120,000	128,474
ESH Hospitality, Inc., 144A 5.25%, 5/01/25	240,000	242,700
FelCor Lodging LP 5.625%, 3/01/23	240,000	252,571
Iron Mountain, Inc. 6.00%, 10/01/20, 144A	120,000	126,335
5.75%, 8/15/24	240,000	247,498
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 144A 5.625%, 5/01/24	120,000	127,200

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2017 (Unaudited)

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
MPT Operating Partnership LP / MPT Finance Corp. 6.375%, 3/01/24	$120,000	$128,700
5.25%, 8/01/26	240,000	243,000
SBA Communications Corp. 4.875%, 7/15/22	240,000	246,000
4.875%, 9/01/24, 144A	240,000	239,376
Uniti Group, Inc. / CSL Capital LLC 8.25%, 10/15/23	120,000	130,650

		2,577,204

Venture Capital — 0.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.00%, 8/01/20	120,000	125,401
5.875%, 2/01/22	480,000	492,567

		617,968

Industrial — 7.9%
Aerospace/Defense — 1.1%
Arconic, Inc. 6.75%, 7/15/18	120,000	127,831
5.72%, 2/23/19	240,000	255,481
6.15%, 8/15/20	120,000	131,850
5.40%, 4/15/21	120,000	128,982
KLX, Inc., 144A 5.875%, 12/01/22	240,000	253,548
TransDigm, Inc. 6.00%, 7/15/22	120,000	123,538
6.50%, 7/15/24	120,000	123,600
6.50%, 5/15/25	120,000	123,150
6.375%, 6/15/26, 144A	250,000	253,125

		1,521,105

Building Materials — 0.5%
Builders FirstSource, Inc., 144A 5.625%, 9/01/24	240,000	247,800
Standard Industries, Inc. 5.50%, 2/15/23, 144A	120,000	125,100
5.375%, 11/15/24, 144A	240,000	247,896
6.00%, 10/15/25, 144A	120,000	128,100

		748,896

Engineering & Construction — 0.4%
AECOM 5.75%, 10/15/22	120,000	127,050
5.875%, 10/15/24	370,000	406,075

		533,125

Environmental Control — 0.3%
Clean Harbors, Inc. 5.25%, 8/01/20	120,000	122,640
5.125%, 6/01/21	240,000	245,700
Covanta Holding Corp. 5.875%, 3/01/24	100,000	101,750

		470,090

	Principal Amount	Value
Machinery-Diversified — 0.9%
CNH Industrial Capital LLC 3.875%, 7/16/18	$325,000	$333,125
4.375%, 11/06/20 (a)	240,000	250,200
3.875%, 10/15/21	240,000	240,900
Welbilt, Inc. 9.50%, 2/15/24	200,000	232,250
Zebra Technologies Corp. 7.25%, 10/15/22 (a)	120,000	130,152

		1,186,627

Metal Fabricate/Hardware — 0.3%
Novelis Corp. 6.25%, 8/15/24, 144A	120,000	127,500
5.875%, 9/30/26, 144A	290,000	299,063

		426,563

Miscellaneous Manufacturing — 1.1%
Bombardier, Inc. 4.75%, 4/15/19, 144A	250,000	257,812
7.75%, 3/15/20, 144A	240,000	260,100
6.00%, 10/15/22, 144A	240,000	241,200
6.125%, 1/15/23, 144A	240,000	240,600
7.50%, 3/15/25, 144A	240,000	250,200
Gates Global LLC / Gates Global Co., 144A 6.00%, 7/15/22	240,000	243,000

		1,492,912

Packaging & Containers — 2.3%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.625%, 5/15/23, 144A	230,000	234,887
7.25%, 5/15/24, 144A	250,000	273,437
6.00%, 2/15/25, 144A	200,000	206,000
Ball Corp. 5.25%, 7/01/25	370,000	394,050
Berry Plastics Corp. 5.125%, 7/15/23	490,000	506,538
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/23	100,000	102,875
Owens-Brockway Glass Container, Inc., 144A 5.875%, 8/15/23	120,000	129,075
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.75%, 10/15/20	240,000	247,500
6.875%, 2/15/21	155,553	159,831
5.125%, 7/15/23, 144A	370,000	383,875
7.00%, 7/15/24, 144A	200,000	215,500
Sealed Air Corp. 5.25%, 4/01/23, 144A	250,000	263,750
5.50%, 9/15/25, 144A	120,000	128,400

		3,245,718

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc., 144A 5.00%, 12/15/21	370,000	388,038

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2017 (Unaudited)

	Principal Amount	Value
Transportation — 0.4%
Florida East Coast Holdings Corp., 144A 6.75%, 5/01/19	$120,000	$123,600
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 144A 7.375%, 1/15/22	100,000	76,000
XPO Logistics, Inc., 144A 6.50%, 6/15/22	370,000	389,888

		589,488

Trucking & Leasing — 0.3%
Park Aerospace Holdings Ltd., 144A 5.25%, 8/15/22	400,000	417,500

Technology — 6.5%
Computers — 1.8%
Dell, Inc. 4.625%, 4/01/21	240,000	249,600
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 5.875%, 6/15/21, 144A	240,000	254,032
7.125%, 6/15/24, 144A (a)	370,000	409,035
EMC Corp. 1.875%, 6/01/18	450,000	448,334
2.65%, 6/01/20	119,000	116,126
NCR Corp. 5.00%, 7/15/22	240,000	246,900
6.375%, 12/15/23	120,000	128,550
Riverbed Technology, Inc., 144A 8.875%, 3/01/23	250,000	268,125
Western Digital Corp. 10.50%, 4/01/24	340,000	398,650

		2,519,352

Office/Business Equipment — 0.2%
CDW LLC / CDW Finance Corp. 5.50%, 12/01/24	240,000	253,200

Semiconductors — 1.5%
Amkor Technology, Inc. 6.375%, 10/01/22	250,000	260,000
Micron Technology, Inc. 5.25%, 8/01/23, 144A	395,000	400,431
5.25%, 1/15/24, 144A	240,000	244,200
NXP BV / NXP Funding LLC 4.125%, 6/01/21, 144A	530,000	551,518
3.875%, 9/01/22, 144A	250,000	256,563
Sensata Technologies BV 4.875%, 10/15/23, 144A	120,000	123,000
5.00%, 10/01/25, 144A	240,000	244,800

		2,080,512

Software — 3.0%
BMC Software Finance, Inc., 144A 8.125%, 7/15/21	240,000	244,800
First Data Corp. 7.00%, 12/01/23, 144A	730,000	786,575
5.00%, 1/15/24, 144A	360,000	368,993
5.75%, 1/15/24, 144A	240,000	249,600

	Principal Amount	Value
Software (Continued)
Infor US, Inc. 5.75%, 8/15/20, 144A	$250,000	$260,312
6.50%, 5/15/22	220,000	229,900
MSCI, Inc. 5.75%, 8/15/25, 144A	120,000	128,400
4.75%, 8/01/26, 144A	240,000	241,920
Nuance Communications, Inc., 144A 5.375%, 8/15/20	200,000	204,021
Open Text Corp. 5.625%, 1/15/23, 144A	120,000	126,450
5.875%, 6/01/26, 144A	250,000	263,125
Quintiles IMS, Inc., 144A 5.00%, 10/15/26	250,000	254,375
Solera LLC / Solera Finance, Inc., 144A 10.50%, 3/01/24	240,000	274,800
SS&C Technologies Holdings, Inc. 5.875%, 7/15/23	250,000	265,625
Veritas US, Inc. / Veritas Bermuda Ltd., 144A 10.50%, 2/01/24	250,000	271,250

		4,170,146

Utilities — 2.9%
Electric — 2.7%
AES Corp. 8.00%, 6/01/20 (a)	173,000	200,247
7.375%, 7/01/21	120,000	135,900
5.50%, 3/15/24	240,000	246,000
5.50%, 4/15/25	250,000	254,375
Calpine Corp. 5.375%, 1/15/23	240,000	243,600
5.50%, 2/01/24	290,000	288,550
5.75%, 1/15/25 (a)	240,000	238,800
DPL, Inc. 7.25%, 10/15/21	120,000	128,400
Dynegy, Inc. 7.375%, 11/01/22	240,000	237,000
7.625%, 11/01/24 (a)	290,000	276,950
8.00%, 1/15/25, 144A	240,000	229,200
GenOn Energy, Inc. 9.50%, 10/15/18	150,000	114,375
NRG Energy, Inc. 6.25%, 7/15/22	200,000	204,500
6.625%, 3/15/23	250,000	254,375
6.625%, 1/15/27, 144A	240,000	237,000
Talen Energy Supply LLC 4.625%, 7/15/19, 144A	240,000	234,600
4.60%, 12/15/21	250,000	207,125

		3,730,997

Gas — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.875%, 8/20/26	240,000	249,000

TOTAL CORPORATE BONDS (Cost $133,447,783)		136,093,813

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2017 (Unaudited)

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 8.6%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.48% (b)(c) (Cost $11,893,791)	11,893,791	$11,893,791

TOTAL INVESTMENTS — 106.6% (Cost $145,341,574)†		$147,987,604
Other assets and liabilities, net — (6.6%)		(9,064,069)

NET ASSETS — 100.0%		$138,923,535

†	The cost for federal income tax purposes was $145,341,574. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $2,646,030. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,009,108 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $363,078.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2017 amounted to $11,451,132, which is 8.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (d)	$—	$136,093,813	$—	$136,093,813
Short-Term Investments	11,893,791	—	—	11,893,791

TOTAL	$11,893,791	$136,093,813	$—	$147,987,604

(d)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.

See Notes to Financial Statements.	25

DBX ETF Trust

Statements of Assets and Liabilities

February 28, 2017 (Unaudited)

	Deutsche X-trackers Barclays International Corporate Bond Hedged ETF	Deutsche X-trackers Barclays International Treasury Bond Hedged ETF	Deutsche X-trackers USD High Yield Corporate Bond ETF
Assets
Investments in non-affiliated securities at value	$4,858,689	$4,815,301	$136,093,813
Investment in Deutsche Government & Agency Securities Portfolio*	—	—	11,893,791
Cash	2,113	442	1,267,456
Foreign currency at value	9,402	6,928	—
Unrealized appreciation on forward foreign currency exchange contracts	105,238	74,193	—
Receivables:
Investment securities sold	94,321	47,123	2,346,120
Interest	68,236	53,138	2,185,722
Securities lending income	—	—	6,311

Total Assets	$5,137,999	$4,997,125	$153,793,213

Liabilities
Payable upon return of securities loaned	$—	$—	$11,893,791
Unrealized depreciation on forward foreign currency exchange contracts	17,985	31,792	—
Payables:
Investment securities purchased	110,172	73,932	2,949,450
Investment advisory fees	1,143	931	26,437

Total Liabilities	129,300	106,655	14,869,678

Net Assets, at value	$5,008,699	$4,890,470	$138,923,535

Net Assets Consist of
Paid-in capital	$5,009,594	$5,001,289	$135,586,255
Distributions in excess of net investment income	(11,879)	(16,366)	—
Undistributed net investment income	—	—	525,938
Accumulated net realized gain (loss) on investments and foreign currency transactions	5,741	100,990	165,312
Net unrealized appreciation (depreciation) on investments and foreign currency translations	5,243	(195,443)	2,646,030

Net Assets, at value	$5,008,699	$4,890,470	$138,923,535

Number of Common Shares outstanding	100,001	100,001	2,700,001

Net Asset Value	$50.09	$48.90	$51.45

Investments in non-affiliated securities at cost	$4,939,946	$5,053,037	$133,447,783

Value of securities loaned	$—	$—	$11,451,132

Investment in Deutsche Government & Agency Securities Portfolio at cost*	$—	$—	$11,893,791

Foreign currency at cost	$9,514	$6,907	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	26

DBX ETF Trust

Statements of Operations

For the Six Months Ended February 28, 2017 (Unaudited)

	Deutsche X-trackers Barclays International Corporate Bond Hedged ETF(1)	Deutsche X-trackers Barclays International Treasury Bond Hedged ETF(1)	Deutsche X-trackers USD High Yield Corporate Bond ETF(2)
Investment Income
Unaffiliated interest income*	$23,949	$14,169	$1,663,963
Securities lending income, net of borrower rebates	—	—	8,465

Total Investment Income	23,949	14,169	1,672,428

Expenses
Investment advisory fees	5,170	4,253	75,130

Total Expenses	5,170	4,253	75,130

Net Investment income (loss)	18,779	9,916	1,597,298

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(12,272)	(4,736)	121,188
In-kind redemptions	—	—	44,124
Foreign currency transactions	18,013	104,219	—
Payments by Affiliates (See note 9)	—	1,507	—

Net realized gain (loss)	5,741	100,990	165,312
Net change in unrealized appreciation (depreciation) on:
Investments	(81,257)	(237,736)	2,646,030
Foreign currency translations	86,500	42,293	—

Net change in unrealized appreciation (depreciation)	5,243	(195,443)	2,646,030

Net realized and unrealized gain (loss) on investments and foreign currency transactions	10,984	(94,453)	2,811,342

Net Increase (Decrease) in Net Assets Resulting from Operations	$29,763	$(84,537)	$4,408,640

* Unaffiliated foreign tax withheld	$41	$39	$—

(1)	For the period October 25, 2016 (commencement of operations) through February 28, 2017.
(2)	For the period December 7, 2016 (commencement of operations) through February 28, 2017.

See Notes to Financial Statements.	27

DBX ETF Trust

Statements of Changes in Net Assets

	Deutsche X-trackers Barclays International Corporate Bond Hedged ETF	Deutsche X-trackers Barclays International Treasury Bond Hedged ETF	Deutsche X-trackers USD High Yield Corporate Bond ETF
	For the Period October 25, 2016(1) to February 28, 2017	For the Period October 25, 2016(1) to February 28, 2017	For the Period December 7, 2016(1) to February 28, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$18,779	$9,916	$1,597,298
Net realized gain (loss)	5,741	100,990	165,312
Net change in net unrealized appreciation (depreciation)	5,243	(195,443)	2,646,030

Net increase (decrease) in net assets resulting from operations	29,763	(84,537)	4,408,640

Distributions to Shareholders from
Net investment income	(30,658)	(26,282)	(1,071,360)

Total distributions	(30,658)	(26,282)	(1,071,360)

Fund Shares Transactions
Proceeds from shares sold	5,009,544	5,001,239	145,690,791
Value of shares redeemed	—	—	(10,104,586)

Net increase (decrease) in net assets resulting from fund share transactions	5,009,544	5,001,239	135,586,205

Total net increase (decrease) in Net Assets	5,008,649	4,890,420	138,923,485

Net Assets
Beginning of period	50	50	50

End of period	$5,008,699	$4,890,470	$138,923,535

Distributions in excess of net investment income	$(11,879)	$(16,366)	$—

Undistributed net investment income	$—	$—	$525,938

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	1	1
Shares sold	100,000	100,000	2,900,000
Shares redeemed	—	—	(200,000)

Shares outstanding, end of period	100,001	100,001	2,700,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	28

DBX ETF Trust

Financial Highlights

Deutsche X-trackers Barclays International Corporate Bond Hedged ETF Selected Per Share Data	Period Ended 2/28/2017(a)
Net Asset Value, beginning of period	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.19
Net realized and unrealized gain (loss)	0.21

Total from investment operations	0.40

Less distributions from:
Net investment income	(0.31)

Total distributions	(0.31)

Net Asset Value, end of period	$50.09

Total Return (%)	0.80	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5
Ratio of expenses (%)	0.30	*
Ratio of net investment income (loss) (%)	1.09	*
Portfolio turnover rate (%)(c)	11	**

Deutsche X-trackers Barclays International Treasury Bond Hedged ETF Selected Per Share Data	Period Ended 2/28/2017(a)
Net Asset Value, beginning of period	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.10
Net realized and unrealized gain (loss)	(0.94)

Total from investment operations	(0.84)

Less distributions from:
Net investment income	(0.26)

Total distributions	(0.26)

Net Asset Value, end of period	$48.90

Total Return (%)	(1.67	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5
Ratio of expenses (%)	0.25	*
Ratio of net investment income (loss) (%)	0.58	*
Portfolio turnover rate (%)(c)	3	**

(a)	For the period October 25, 2016 (commencement of operations) through February 28, 2017.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	29

DBX ETF Trust

Financial Highlights (Continued)

Deutsche X-trackers USD High Yield Corporate Bond ETF Selected Per Share Data	Period Ended 2/28/2017(a)
Net Asset Value, beginning of period	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.61
Net realized and unrealized gain (loss)	1.24

Total from investment operations	1.85

Less distributions from:
Net investment income	(0.40)

Total distributions	(0.40)

Net Asset Value, end of period	$51.45

Total Return (%)	3.71	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	139
Ratio of expenses (%)	0.25	*
Ratio of net investment income (loss) (%)	5.32	*
Portfolio turnover rate (%)(c)	15	**

(a)	For the period December 7, 2016 (commencement of operations) through February 28, 2017.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	30

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, registered management investment company organized as a Delaware statutory trust.

As of February 28, 2017, the Trust consists of forty investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Deutsche X-trackers Barclays International Corporate Bond Hedged ETF
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF
Deutsche X-trackers USD High Yield Corporate Bond ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Deutsche X-trackers Barclays International Corporate Bond Hedged ETF and Deutsche X-trackers Barclays International Treasury Bond Hedged ETF offer shares that are listed and traded on the Bats BZX Exchange, Inc. (“Bats BZX”). Deutsche X-trackers USD High Yield Corporate Bond ETF offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF	Barclays Global Aggregate Corporate Ex USD Bond Index (USD Hedged)
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF	Barclays Global Aggregate Treasury Ex USD Issuer Diversified Bond Index (USD Hedged)
Deutsche X-trackers USD High Yield Corporate Bond ETF	Solactive USD High Yield Corporates Total Market Index

The Barclays Global Aggregate Corporate Ex USD Bond US Dollar Hedged Index is designed to track the performance of investment grade corporate debt publicly issued in developed and emerging markets (excluding all securities denominated in U.S. dollars) in the industrial, utility and financial sectors while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The Barclays Global Aggregate Treasury Ex USD Issuer Diversified Bond US Dollar Hedged Index is designed to track the performance of investment grade sovereign debt publicly issued in the developed and emerging markets and denominated in the issuer’s own domestic currency (excluding all securities denominated in U.S. dollars) while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. Each Barclays Hedged Underlying Index is rebalanced monthly on the last trading day of the month, when the index will reflect the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the last calendar day of the preceding month. This means that no changes in the weights are made during the month to account for changes in the Underlying Index due to price movement of constituent securities. With respect to the bond components of the Underlying Index, the Underlying Index is rebalanced on the last calendar day of the month. No changes are made to constituent holdings other than on month end rebalancing dates.

The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. The Underlying Index is rebalanced on the last business day of each month.

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Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in

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Notes to Financial Statements (Unaudited) (Continued)

trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Disclosure about the classification of the fair value measurements is included in a table following each Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted over the lives of the respective security for financial reporting purposes.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

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Notes to Financial Statements (Unaudited) (Continued)

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund managed by Deutsche Investment Management Americas Inc. During the period ended February 28, 2017, Deutsche X-trackers USD High Yield Corporate Bond ETF invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.09% annualized effective rate as of February 28, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 28, 2017, Deutsche X-trackers USD High Yield Corporate Bond ETF had securities on loan, which were classified as bonds in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

During the period ended February 28, 2017, Deutsche X-trackers Barclays International Corporate Bond Hedged ETF and Deutsche X-trackers Barclays International Treasury Bond Hedged ETF had no securities on loan.

Derivatives

Forward Foreign Currency Exchange Contracts    Deutsche X-trackers Barclays International Corporate Bond Hedged ETF and Deutsche X-trackers Barclays International Treasury Bond Hedged ETF enter into forward foreign currency exchange contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended February 28, 2017, Deutsche X-trackers Barclays International Corporate Bond Hedged ETF and Deutsche X-trackers Barclays International Treasury Bond Hedged ETF invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract

A summary of the open forward currency contracts as of February 28, 2017 is included in a table following the Fund’s Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Funds had to the value of non U.S currencies during the period ended February 28, 2017.

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Notes to Financial Statements (Unaudited) (Continued)

The following tables summarize the value of the Funds’ derivative instruments held as of February 28, 2017 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$105,238	Unrealized depreciation on forward foreign currency exchange contracts	$17,985

	Total	$105,238	Total	$17,985

Deutsche X-trackers Barclays International Treasury Bond Hedged ETF
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$74,193	Unrealized depreciation on forward foreign currency exchange contracts	$31,792

	Total	$74,193	Total	$31,792

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended February 28, 2017 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Foreign Exchange Contracts
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF	$20,435
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF	102,375

Net Change in Unrealized Appreciation (Depreciation) on:

Foreign Exchange Contracts
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF	$87,253
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF	42,401

For the period ended February 28, 2017 the average monthly volume of derivatives was as follows:

Forward Foreign Currency Exchange Contracts (Contract Value)
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF	$(4,854,119)
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF	(4,698,245)

As of February 28, 2017, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a default with respect to all of the transactions with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full

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Notes to Financial Statements (Unaudited) (Continued)

risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF
The Bank of Nova Scotia	$105,238	$(17,985)	$—	$87,253	$17,985	$(17,985)	$—	$—

	$105,238	$(17,985)	$—	$87,253	$17,985	$(17,985)	$—	$—

Deutsche X-trackers Barclays International Treasury Bond Hedged ETF
The Bank of Nova Scotia	$74,193	$(31,792)	$—	$42,401	$31,792	$(31,792)	$—	$—

	$74,193	$(31,792)	$—	$42,401	$31,792	$(31,792)	$—	$—

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF	0.30%
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF	0.25%
Deutsche X-trackers USD High Yield Corporate Bond ETF	0.25%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid the Independent Trustees the following types of fees: annual retainer fees and meeting fees to each Independent Trustee; retainer fees to the Independent Chairman of the Board and the Chairman of the Audit Committee; and meeting fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

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Notes to Financial Statements (Unaudited) (Continued)

4. Investment Portfolio Transactions

For the period ended February 28, 2017, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF (1)	$5,479,795	$504,564
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF (1)	5,250,315	161,951
Deutsche X-trackers USD High Yield Corporate Bond ETF (2)	16,314,301	15,156,546

For the period ended February 28, 2017, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Deutsche X-trackers USD High Yield Corporate Bond ETF (2)	$140,969,551	$8,772,746

(1)	For the period October 25, 2016 (commencement of operations) to February 28, 2017.
(2)	For the period December 7, 2016 (commencement of operations) to February 28, 2017.

5. Fund Share Transactions

As of February 28, 2017, there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At February 28, 2017, there was one affiliated shareholder account for each of the Funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF	95%
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF	95%

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Deutsche X-trackers Barclays International Corporate Bond Hedged ETF, Deutsche X-trackers Barclays International Treasury Bond Hedged ETF, Deutsche X-trackers USD High Yield Corporate Bond ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amount listed below or 33 percent of its net assets as permitted by the Act. The Funds’ had no outstanding loans at February 28, 2017.

Pro-rata Share
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF	$1,050,000
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF	1,050,000
Deutsche X-trackers USD High Yield Corporate Bond ETF	18,900,000

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Notes to Financial Statements (Unaudited) (Continued)

8. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of a fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

9. Payments by Affiliates

During the period ended February 28, 2017, the Advisor agreed to reimburse the Deutsche X-trackers Barclays International Treasury Bond Hedged ETF $1,507 for a loss incurred on trades executed incorrectly. The amount of the loss was 0.03% of the Fund’s average net assets.

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Deutsche X-trackers Barclays International Corporate Bond Hedged ETF, Deutsche X-trackers Barclays International Treasury Bond Hedged ETF and Deutsche X-trackers USD High Yield Corporate Bond ETF

At a meeting held on September 21, 2016, the Board of Trustees (“Board” or “Trustees”), including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement with respect to Deutsche X-trackers Barclays International Corporate Bond Hedged ETF, Deutsche X-trackers Barclays International Treasury Bond Hedged ETF and Deutsche X-trackers USD High Yield Corporate Bond ETF (the “Funds”). The Independent Trustees were advised throughout the review and meetings by Independent Trustee Counsel.

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Adviser”) and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fees; (4) the total cost of the services to be provided by and the profits that could be realized by the Adviser from its relationship with the Funds; and (5) the extent to which economies of scale would be realized as the Funds grow, and if the Funds’ shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Trust Counsel and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of the Funds and their shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on its evaluation of the following multiple factors in consultation with Independent Trustees’ Counsel.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Investment Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board considered that the Adviser will provide, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays for the compensation of officers of the Trust who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also noted that in addition to managing the Funds’ portfolios directly, the Adviser would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal and regulatory requirements applicable to the Funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Funds, such as the administrator and the custodian. The Board further considered the compliance program of the Adviser, which supports the Funds’ compliance program.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

whether it had the resources necessary to carry out its functions. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s proposed advisory fee to that of other exchange-traded funds (“ETFs”), and noted that each Fund’s fee is competitive with the fees of its peer group. The Board noted that the proposed fee for each Fund is a unitary fee pursuant to which the Adviser pays all of the Funds’ costs (subject to certain exceptions). The Board also noted that the Funds’ portfolios would be managed on a day-to-day basis by the Adviser, and that the Adviser also would provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the anticipated expenses of the Adviser in developing and rendering services to be provided to the Funds, and the likelihood and level of profits in the early years of the Funds’ operations. The Board noted that because the Funds were new, it was difficult to estimate the profitability of the Funds to the Adviser at this time. The Board considered whether the Adviser would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

Economies of Scale.    The Board noted that because the Funds were new, it was difficult to estimate whether the Funds would experience economies of scale. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Funds.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable, and it was unanimously approved.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 will be available on our Web site — www.deutsche-etfs.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Bats BZX, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.deutsche-etfs.com.

41

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

42

DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

Carefully consider the Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at www.deutsche-etfs.com. Read the prospectus carefully before investing.

Investing involves risk, including the possible loss of principal. Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Funds investing in a single industry, or group of industries, country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. A Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. See the prospectus for details.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange or Bats BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

Deutsche X-trackers USD High Yield Corporate Bond ETF is not sponsored, promoted, sold or supported in any other manner by Solactive AG (the “Licensor”) nor does the trademark or the Index Price at any time or in any other respect.

Barclays Bank PLC and its affiliates (“Barclays”) are not the issuer or producer of Deutsche X-trackers Barclays International Treasury Bond Hedged ETF or Deutsche X-trackers Barclays International Corporate Bond Hedged ETF (the “Funds”) and Barclays has no responsibilities, obligations or duties to investors in the Funds.

Copyright © 2017 Deutsche Bank AG. All rights reserved. Deutsche X-trackers® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Avenue New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-050032-1 (4/17) DBX002564 (4/18)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	5/01/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	5/01/2017

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	5/01/2017

* Print the name and title of each signing officer under his or her signature.